UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 10 of its series:

Wells Fargo Advantage 100% Treasury Money Market Fund, Wells Fargo Advantage California Municipal Money Market Fund, Wells Fargo Advantage Cash Investment Money Market Fund, Wells Fargo Advantage Government Money Market Fund, Wells Fargo Advantage Heritage Money Market Fund, Wells Fargo Advantage Money Market Fund, Wells Fargo Advantage Municipal Cash Management Money Market Fund, Wells Fargo Advantage Municipal Money Market Fund, Wells Fargo Advantage National Tax-Free Money Market Fund, and Wells Fargo Advantage Treasury Plus Money Market Fund.

Date of reporting period: July 31, 2015

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

100% Treasury Money Market Fund

Semi-Annual Report

July 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage 100% Treasury Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage 100% Treasury Money Market Fund for the six-month period that ended July 31, 2015. The past six months were marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission, expectation for the U.S. Federal Reserve (Fed) to raise the federal funds rate, and limited supply of high-quality, short-term investments.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to take place over a two-year period with final implementation required by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors.

■	Retail investors will continue to transact at a $1.00 NAV but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities.

■	Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed has set the stage for increasing the federal funds rate.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the Fed continued its near-zero interest-rate policy. However, the Fed emphasized that the timing of an initial increase in the federal funds rate will depend on economic data, and most Fed members believed it will be appropriate to increase the rate in 2015. In her semi-annual testimony before Congress, Fed Chair Janet Yellen also said that “sometimes too much attention is placed on the timing of the first increase in the federal funds target rate. And what should matter to market participants is the entire expected trajectory of policy.” This suggested that the Fed expects economic conditions to evolve in a way that will make it appropriate for it to raise rates gradually over time.

Limited supply of short-term investment securities continued during the reporting period. Banks have been curtailing their issuance of shorter maturities as they move into compliance with stricter liquidity requirements, while others are trimming the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

Letter to shareholders (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage 100% Treasury Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA

Jeffrey L. Weaver, CFA

Laurie White

Average annual total returns1 (%) as of July 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTXX)	11-8-1999	0.00	0.01	1.05	0.78	0.65
Administrator Class (WTRXX)	6-30-2010	0.00	0.01	1.10	0.51	0.30
Institutional Class (WOTXX)	10-31-2014	0.00	0.01	1.10	0.39	0.20
Service Class (NWTXX)	12-3-1990	0.00	0.01	1.10	0.68	0.50
Sweep Class	6-30-2010	0.00	0.01	1.10	1.13	1.00

Yield summary3 (%) as of July 31, 2015

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.00	0.00	0.00	0.00	0.00
7-day compound yield	0.00	0.00	0.00	0.00	0.00
30-day simple yield	0.00	0.00	0.00	0.00	0.00
30-day compound yield	0.00	0.00	0.00	0.00	0.00

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	5

Portfolio composition[4] as of July 31, 2015

Weighted average maturity[5] as of July 31, 2015
51

Weighted average life[6] as of July 31, 2015
76

Effective maturity distribution[4] as of July 31, 2015

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.73)%, (0.46)%, (0.34)%, (0.63)%, and (1.08)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage 100% Treasury Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2015 to July 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2015	Ending account value 7-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20	0.04%
Administrator Class
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20	0.04%
Institutional Class
Actual	$1,000.00	$1,000.00	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%
Service Class
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20	0.04%
Sweep Class
Actual	$1,000.00	$1,000.00	$0.20	0.04%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.60	$0.20	0.04%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt: 95.44%
U.S. Treasury Bill (z)	0.01%	9-24-2015	$76,830,000	$76,829,334
U.S. Treasury Bill (z)	0.01	9-17-2015	198,190,000	198,187,275
U.S. Treasury Bill (z)	0.01	9-3-2015	288,420,000	288,416,895
U.S. Treasury Bill (z)	0.02	10-8-2015	141,215,000	141,211,117
U.S. Treasury Bill (z)	0.02	10-1-2015	312,975,000	312,966,766
U.S. Treasury Bill (z)	0.02	8-6-2015	1,340,720,000	1,340,718,072
U.S. Treasury Bill (z)	0.02	10-15-2015	200,000,000	199,991,889
U.S. Treasury Bill (z)	0.02	9-10-2015	541,720,000	541,708,093
U.S. Treasury Bill (z)	0.02	8-13-2015	870,060,000	870,054,577
U.S. Treasury Bill (z)	0.03	10-22-2015	311,120,000	311,101,444
U.S. Treasury Bill (z)	0.03	8-20-2015	1,301,790,000	1,301,773,321
U.S. Treasury Bill (z)	0.04	8-27-2015	1,150,000,000	1,149,970,117
U.S. Treasury Bill (z)	0.05	10-29-2015	450,000,000	449,946,713
U.S. Treasury Bill (z)	0.12	12-31-2015	100,000,000	99,948,333
U.S. Treasury Note ±	0.10	1-31-2016	130,000,000	129,985,416
U.S. Treasury Note ±	0.10	10-31-2016	200,000,000	199,884,519
U.S. Treasury Note ±	0.12	4-30-2016	130,000,000	130,000,339
U.S. Treasury Note ±	0.12	7-31-2016	160,000,000	160,008,967
U.S. Treasury Note ±	0.12	4-30-2017	160,000,000	160,000,528
U.S. Treasury Note ±	0.13	7-31-2017	80,000,000	80,000,000
U.S. Treasury Note	0.25	8-15-2015	16,000,000	16,001,215
U.S. Treasury Note	0.25	9-15-2015	182,000,000	182,043,202
U.S. Treasury Note	0.25	10-15-2015	560,000,000	560,204,667
U.S. Treasury Note	0.25	10-31-2015	160,000,000	160,066,275
U.S. Treasury Note	0.25	11-30-2015	150,000,000	150,065,417
U.S. Treasury Note	0.25	12-15-2015	60,000,000	60,028,100
U.S. Treasury Note	0.25	4-15-2016	60,000,000	59,987,214
U.S. Treasury Note	0.38	8-31-2015	100,000,000	100,024,640
U.S. Treasury Note	0.38	11-15-2015	50,000,000	50,039,877
U.S. Treasury Note	0.50	6-15-2016	50,000,000	50,068,117
U.S. Treasury Note	0.63	7-15-2016	10,000,000	10,028,595
U.S. Treasury Note	0.63	8-15-2016	30,000,000	30,074,556
U.S. Treasury Note	1.25	8-31-2015	60,000,000	60,055,657
U.S. Treasury Note	1.25	10-31-2015	200,000,000	200,579,264
U.S. Treasury Note	1.38	11-30-2015	20,000,000	20,083,743
U.S. Treasury Note	1.50	7-31-2016	30,000,000	30,335,393
U.S. Treasury Note	1.75	5-31-2016	50,000,000	50,584,332
U.S. Treasury Note	2.00	1-31-2016	110,000,000	110,992,902
U.S. Treasury Note	2.00	4-30-2016	30,000,000	30,375,606
U.S. Treasury Note	2.13	12-31-2015	10,000,000	10,074,927
U.S. Treasury Note	2.38	3-31-2016	10,000,000	10,138,396
U.S. Treasury Note	4.25	8-15-2015	220,000,000	220,302,485
U.S. Treasury Note	4.50	11-15-2015	250,000,000	253,116,007
U.S. Treasury Note	5.13	5-15-2016	100,000,000	103,762,752
U.S. Treasury Note	10.63	8-15-2015	18,000,000	18,063,267

Total Treasury Debt (Cost $10,689,800,321)				10,689,800,321

Total investments in securities (Cost $10,689,800,321) *	95.44%	10,689,800,321
Other assets and liabilities, net	4.56	510,588,166

Total net assets	100.00%	$11,200,388,487

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of assets and liabilities—July 31, 2015 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$10,689,800,321
Cash	38,171
Receivable for investments sold	498,984,574
Receivable for Fund shares sold	697,117
Receivable for interest	11,439,206
Receivable from manager	2,829,643
Prepaid expenses and other assets	88,088

Total assets	11,203,877,120

Liabilities
Payable for Fund shares redeemed	158,388
Distribution fee payable	143,082
Administration fees payable	1,209,178
Shareholder servicing fees payable	1,864,643
Accrued expenses and other liabilities	113,342

Total liabilities	3,488,633

Total net assets	$11,200,388,487

NET ASSETS CONSIST OF
Paid-in capital	$11,200,346,428
Accumulated net investment loss	(97,411)
Accumulated net realized gains on investments	139,470

Total net assets	$11,200,388,487

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$938,308,847
Shares outstanding – Class A1	938,295,412
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$2,968,131,312
Shares outstanding – Administrator Class[1]	2,968,010,217
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$562,497,219
Shares outstanding – Institutional Class[1]	562,497,435
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$6,283,054,317
Shares outstanding – Service Class[1]	6,282,658,176
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$448,396,792
Shares outstanding – Sweep Class[1]	448,373,893
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2015 (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	9

Investment income
Interest	$2,168,632

Expenses
Management fee	16,123,747
Administration fees
Class A	1,005,681
Administrator Class	1,417,861
Institutional Class	53,445
Service Class	3,655,892
Sweep Class	520,159
Shareholder servicing fees
Class A	1,142,820
Administrator Class	1,319,016
Service Class	7,537,260
Sweep Class	591,089
Distribution fee
Sweep Class	827,525
Custody and accounting fees	249,662
Professional fees	26,710
Registration fees	61,430
Shareholder report expenses	32,924
Trustees’ fees and expenses	6,998
Other fees and expenses	65,044

Total expenses	34,637,263
Less: Fee waivers and/or expense reimbursements	(32,377,731)

Net expenses	2,259,532

Net investment loss	(90,900)

Net realized gains on investments	103,259

Net increase in net assets resulting from operations	$12,359

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage 100% Treasury Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2015 (unaudited)		Year ended January 31, 2015

Operations
Net investment loss		$(90,900)		$(14,025)
Net realized gains on investments		103,259		146,709

Net increase in net assets resulting from operations		12,359		132,684

Distributions to shareholders from
Net investment income
Class A		(165)		(390)
Administrator Class		(515)		(584)
Institutional Class		(6)		(1)[1]
Service Class		(1,129)		(3,211)
Sweep Class		(86)		(182)
Net realized gains
Class A		0		(10,303)
Administrator Class		0		(31,843)
Institutional Class		0		(1)[1]
Service Class		0		(85,722)
Sweep Class		0		(5,060)

Total distributions to shareholders		(1,901)		(137,297)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,139,396,433	1,139,396,433	2,656,334,888	2,656,334,888
Administrator Class	4,064,571,026	4,064,571,026	7,840,271,294	7,840,271,294
Institutional Class	562,997,401	562,997,401	100,000 [1]	100,000 [1]
Service Class	12,540,006,930	12,540,006,930	28,414,397,642	28,414,397,642
Sweep Class	1,690,644,183	1,690,644,183	3,685,911,356	3,685,911,356

		19,997,615,973		42,597,015,180

Reinvestment of distributions
Class A	165	165	10,625	10,625
Administrator Class	330	330	22,338	22,338
Institutional Class	6	6	1 [1]	1 [1]
Service Class	362	362	31,610	31,610
Sweep Class	86	86	5,217	5,217

		949		69,791

Payment for shares redeemed
Class A	(1,210,711,707)	(1,210,711,707)	(2,579,678,985)	(2,579,678,985)
Administrator Class	(3,753,248,736)	(3,753,248,736)	(7,937,622,637)	(7,937,622,637)
Institutional Class	(599,973)	(599,973)	0 [1]	0 [1]
Service Class	(13,219,683,912)	(13,219,683,912)	(28,943,356,066)	(28,943,356,066)
Sweep Class	(1,670,025,614)	(1,670,025,614)	(3,648,699,311)	(3,648,699,311)

		(19,854,269,942)		(43,109,356,999)

Net increase (decrease) in net assets resulting from capital share transactions		143,346,980		(512,272,028)

Total increase (decrease) in net assets		143,357,438		(512,276,641)

Net assets
Beginning of period		11,057,031,049		11,569,307,690

End of period		$11,200,388,487		$11,057,031,049

Accumulated net investment loss		$(97,411)		$(4,610)

[1]	For the period from October 31, 2014 (commencement of operations) to January 31, 2015

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	11

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended July 31					Year ended February 28, 2010
CLASS A		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	(0.00)[2]	(0.00)[2,3]	0.00 [2]	0.00	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.00%	0.00%	0.00%	0.02%	0.01%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.77%	0.69%	0.75%	0.80%
Net expenses	0.04%	0.04%	0.06%	0.09%	0.05%	0.14%	0.18%
Net investment income (loss)	(0.00)%	(0.00)%	0.00%	0.00%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$938,309	$1,009,623	$932,956	$290,743	$230,582	$225,499	$272,399

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended July 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	(0.00)[2]	(0.00)[2,3]	0.00 [2]	0.00	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.00%	0.00%	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.52%	0.51%	0.52%
Net expenses	0.04%	0.04%	0.06%	0.09%	0.04%	0.14%
Net investment income (loss)	(0.00)%	(0.00)%	0.00%	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,968,131	$2,656,805	$2,754,138	$2,632,074	$1,636,769	$662,873

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

INSTITUTIONAL CLASS	Six months ended July 31, 2015 (unaudited)	Year ended January 31, 2015[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment loss	(0.00)[2,3]	(0.00)[2,3]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[4]	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.39%
Net expenses	0.05%	0.04%
Net investment loss	(0.00)%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$562,497	$100

[1]	For the period from October 31, 2014 (commencement of operations) to January 31, 2015

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended July 31					Year ended February 28, 2010
SERVICE CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	(0.00)[2]	(0.00)[2,3]	0.00 [2]	0.00	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.00%	0.00%	0.00%	0.02%	0.01%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.68%	0.68%	0.69%	0.68%	0.70%	0.73%
Net expenses	0.04%	0.05%	0.07%	0.09%	0.05%	0.14%	0.17%
Net investment income (loss)	(0.00)%	(0.00)%	0.00%	0.00%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$6,283,054	$6,962,725	$7,491,653	$7,802,468	$8,502,741	$8,435,170	$8,161,612

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage 100% Treasury Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended July 31
SWEEP CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	(0.00)[2]	(0.00)[2,3]	0.00 [2]	0.00	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	0.00 [2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.00%	0.00%	0.00%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.14%	1.14%	1.14%	1.14%	1.14%	1.14%
Net expenses	0.04%	0.04%	0.06%	0.09%	0.04%	0.14%
Net investment income (loss)	(0.00)%	(0.00)%	0.00%	0.00%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$448,397	$427,778	$390,560	$447,234	$309,270	$112,648

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Notes to financial statements (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	17

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.30% and declined to 0.20% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For the six months ended July 31, 2015, the management fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets. For financial statement purposes, advisory fees and fund-level administration fees for the six months ended July 31, 2015 have been included in management fee on the Statement of Operations.

18	Wells Fargo Advantage 100% Treasury Money Market Fund	Notes to financial statements (unaudited)

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares, and 1.00 % for Sweep Class Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	19

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

20	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	21

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

22	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage 100% Treasury Money Market Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

Other information (unaudited)	Wells Fargo Advantage 100% Treasury Money Market Fund	23

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Service Class) was higher than, equal to or in range of the average performance of the Universe for all periods under review. The Board also noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rate for the Service Class was in the range of the average rate of the Service Class’s expense Group, while the Management Rates for all other share classes of the Fund were higher than the average rates of their respective expense Groups. The Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

24	Wells Fargo Advantage 100% Treasury Money Market Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage 100% Treasury Money Market Fund	25

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236201 09-15 SA300/SAR300 07-15

Wells Fargo Advantage

California Municipal Money Market Fund

Semi-Annual Report

July 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage California Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage California Municipal Money Market Fund for the six-month period that ended July 31, 2015. The past six months were marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission, expectation for the U.S. Federal Reserve (Fed) to raise the federal funds rate, and limited supply of high-quality, short-term investments.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to take place over a two-year period with final implementation required by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors.

■	Retail investors will continue to transact at a $1.00 NAV but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities.

■	Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed has set the stage for increasing the federal funds rate.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the Fed continued its near-zero interest-rate policy. However, the Fed emphasized that the timing of an initial increase in the federal funds rate will depend on economic data, and most Fed members believed it will be appropriate to increase the rate in 2015. In her semi-annual testimony before Congress, Fed Chair Janet Yellen also said that “sometimes too much attention is placed on the timing of the first increase in the federal funds target rate. And what should matter to market participants is the entire expected trajectory of policy.” This suggested that the Fed expects economic conditions to evolve in a way that will make it appropriate for it to raise rates gradually over time.

Limited supply of short-term investment securities continued during the reporting period. Banks have been curtailing their issuance of shorter maturities as they move into compliance with stricter liquidity requirements, while others are trimming the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

Letter to shareholders (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage California Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax and California individual income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA

Average annual total returns1 (%) as of July 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (SGCXX)	1-1-1992	0.02	0.01	0.82	0.63	0.63
Administrator Class (WCMXX)	6-30-2010	0.02	0.02	0.94	0.36	0.30
Institutional Class (WCTXX)	3-31-2008	0.02	0.03	0.94	0.24	0.20
Service Class (WFCXX)	11-8-1999	0.02	0.01	0.90	0.53	0.45
Sweep Class	6-30-2010	0.02	0.01	0.90	0.98	0.98

Yield summary3 (%) as of July 31, 2015

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	5

Revenue source distribution[4] of July 31, 2015

Effective maturity distribution[4] as of July 31, 2015

Weighted average maturity[5] as of July 31, 2015
22 days

Weighted average life[6] as of July 31, 2015
22 days

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to reflect higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.57)%, (0.29)%, (0.18)%, (0.47)%, and (0.92)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage California Municipal Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2015 to July 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2015	Ending account value 7-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Service Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 94.71%

California: 94.71%

Other Municipal Debt: 14.30%
California Department of Water Resources Series 1 (Water & Sewer Revenue)	0.05%	9-9-2015	$8,640,000	$8,640,000
California Department of Water Resources Series 1 (Water & Sewer Revenue)	0.05	9-9-2015	13,526,000	13,526,000
California Department of Water Resources Series 1 (Water & Sewer Revenue)	0.06	9-9-2015	12,071,000	12,071,000
California State University Series A (Education Revenue)	3.00	11-1-2015	1,080,000	1,087,450
California State University Series C (Education Revenue, National Insured) §	5.00	11-1-2035	6,000,000	6,069,565
East Bay CA Regional Park District Election 2008 Series A (GO)	1.00	9-1-2015	7,435,000	7,440,271
Los Angeles County CA Schools Pooled Financing Program Series A1 (Education Revenue)	2.00	6-1-2016	7,000,000	7,096,897
Los Angeles County CA Schools Pooled Financing Program Series A2 (Education Revenue)	2.00	6-1-2016	5,000,000	5,068,806
Los Angeles County CA Schools Pooled Financing Program Series A3 (Education Revenue)	2.00	6-30-2016	2,220,000	2,252,692
Los Angeles County CA Series B (Miscellaneous Revenue)	0.05	8-18-2015	18,000,000	18,000,000
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	10,000,000	10,152,236
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	15,000,000	15,638,941
Sacramento CA MUD Series C (Utilities Revenue)	5.00	8-15-2015	1,110,000	1,111,771
San Diego CA Water Authority Series 7 (Water & Sewer Revenue)	0.06	9-10-2015	10,000,000	10,000,000
San Diego CA Water Authority Series 7 (Water & Sewer Revenue)	0.13	10-8-2015	6,250,000	6,250,000
San Francisco CA Series 3 (Tax Revenue)	0.08	8-13-2015	18,550,000	18,550,000
San Francisco CA Series 3 (Tax Revenue)	0.09	8-13-2015	5,000,000	5,000,000
San Mateo County CA Community College District (Education Revenue)	4.00	9-1-2015	1,000,000	1,002,998

				148,958,627

Variable Rate Demand Notes ø: 80.41%
ABAG California Finance Authority for Nonprofit Corporation Housing Eastridge Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-15-2030	2,445,000	2,445,000
ABAG Finance Authority for Nonprofit Corporation California Lakeside Village Apartments Series A (Housing Revenue, FHLMC LIQ)	0.02	10-1-2046	10,400,000	10,400,000
ABAG Finance Authority for Nonprofit Corporation California Menlo School (Education Revenue, Northern Trust Company LOC)	0.02	9-1-2033	15,000,000	15,000,000
ABAG Finance Authority for Nonprofit Corporation California MFHR Fine Arts Building Projects Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	7-15-2035	1,100,000	1,100,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.02	4-1-2035	2,185,000	2,185,000
ABAG Finance Authority for Nonprofit Corporation California San Francisco University High School Series A (Education Revenue, Northern Trust Company LOC)	0.02	4-1-2036	6,095,000	6,095,000
Alameda CA PFA MFHR Eagle Parrot Project Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.03	5-15-2035	1,480,000	1,480,000
Anaheim CA Housing Authority Cobblestone Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	3-15-2033	3,580,000	3,580,000
Bakersfield CA Waste Water Tender Option Bond Trust Receipts/Certificates Series XM0076 (Water & Sewer Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.13	9-15-2032	7,975,000	7,975,000
Barclays Capital Municipal Trust Receipts Series 11B (Education Revenue, Barclays Bank plc LIQ) 144A	0.06	10-1-2038	6,310,000	6,310,000
Barclays Capital Municipal Trust Receipts Series 2W (Water & Sewer Revenue, Barclays Bank plc LIQ) 144A	0.06	6-1-2034	7,500,000	7,500,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Burbank CA Unified School District Series 2013 ROC RR II R-14055 (GO, Citibank NA LIQ) 144A	0.03%	2-1-2021	$5,520,000	$5,520,000
California Alternative Energy Source Financing Authority GE Capital Corporation Series A (Utilities Revenue)	0.03	10-1-2020	25,330,000	25,330,000
California CDA Arbor Ridge Apartments Series B (Housing Revenue, FHLMC LIQ)	0.03	11-1-2036	9,500,000	9,500,000
California CDA Charter Court Apartments Series L (Housing Revenue, FHLMC LIQ)	0.04	9-1-2040	3,555,000	3,555,000
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.02	11-1-2040	24,110,000	24,110,000
California CDA MFHR Desert Palms Series A (Housing Revenue, FHLMC LOC)	0.02	8-1-2045	7,000,000	7,000,000
California CDA MFHR Granite Oaks Apartments Series R (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	10-15-2030	3,985,000	3,985,000
California CDA MFHR Imperial Park Apartments Series OO (Housing Revenue, FHLMC LOC)	0.03	11-1-2040	6,620,000	6,620,000
California CDA Motion Picture & Television Fund Series A (Health Revenue, Northern Trust Company LOC)	0.04	3-1-2031	21,430,000	21,430,000
California CDA Seasons Senior Apartments Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2037	5,265,000	5,265,000
California CDA Sunrise of Danville Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-1-2027	6,165,000	6,165,000
California CDA Sutter Health Series A (Health Revenue, Ambac Insured, Credit Suisse LIQ) 144A	0.02	8-15-2038	6,000,000	6,000,000
California CDA Sutter Health Series C (Health Revenue, AGM Insured, Citibank NA LIQ) 144A	0.03	8-15-2032	12,825,000	12,825,000
California CDA Tyrella Gardens Apartments Series B (Housing Revenue, Citibank NA LOC)	0.05	6-1-2036	940,000	940,000
California CDA Village at Hesperia Series CCC (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	11-15-2039	2,300,000	2,300,000
California CDA Village at Ninth Apartments Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	11-15-2035	4,375,000	4,375,000
California CDA Village at Shaw Apartments Series E (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	11-15-2035	3,605,000	3,605,000
California Election of 2002 Series B Tender Option Bond Trust Receipts/Certificates Series XF0103 (GO, JPMorgan Chase & Company LIQ) 144A	0.08	12-1-2015	4,805,000	4,805,000
California Enterprise Development Authority Pocino Foods Company Project Series A (Industrial Development Revenue, City National Bank LOC)	0.02	11-1-2033	7,665,000	7,665,000
California GO Kindergarten Series A2 (GO, State Street Bank & Trust Company LOC)	0.01	5-1-2034	12,900,000	12,900,000
California HFA Home Mortgage Series B (Housing Revenue, Bank of America NA LOC)	0.02	2-1-2035	4,000,000	4,000,000
California HFA Home Mortgage Series C (Housing Revenue, Bank of America NA LOC)	0.02	2-1-2037	4,000,000	4,000,000
California HFFA Catholic Healthcare West Series C (Health Revenue, Bank of Montreal LOC)	0.01	3-1-2047	2,000,000	2,000,000
California HFFA Tender Option Bond Trust Receipts/Certificates Series XF0236 (Health Revenue, TD Bank NA LIQ) 144A	0.03	8-15-2031	2,500,000	2,500,000
California Infrastructure & Economic Development Bank Loyola High School Project (Miscellaneous Revenue, First Republic Bank LOC)	0.02	12-1-2035	1,220,000	1,220,000
California Infrastructure & Economic Development Bank Pacific Gas & Electric Company Series B (Utilities Revenue, Union Bank NA LOC)	0.01	11-1-2026	4,000,000	4,000,000
California Infrastructure & Economic Development Bank ROC RR-II-R-11527 (Transportation Revenue, Ambac Insured, Citibank NA LIQ) 144A	0.04	7-1-2030	9,900,000	9,900,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.02	12-1-2040	14,605,000	14,605,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California Infrastructure & Economic Development Bank Society For The Blind Project (Miscellaneous Revenue, U.S. Bank NA LOC)	0.04%	1-1-2037	$2,035,000	$2,035,000
California JPMorgan Chase PUTTER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.01	7-1-2024	24,290,000	24,290,000
California Municipal Finance Authority High Desert Partnership (Education Revenue, Union Bank NA LOC)	0.05	4-1-2042	1,240,000	1,240,000
California Municipal Finance Authority Pacific Institute Series A (Housing Revenue, California Bank & Trust LOC)	0.02	8-1-2037	19,500,000	19,500,000
California Municipal Finance Authority San Francisco Planning Project Series A (Industrial Development Revenue, Pacific Capital Bank NA LOC)	0.01	12-1-2042	4,500,000	4,500,000
California PCFA Pacific Gas & Electric Project Series B (Utilities Revenue, JPMorgan Chase & Company LOC)	0.01	11-1-2026	200,000	200,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, JPMorgan Chase & Company LOC)	0.01	11-1-2026	800,000	800,000
California PCFA Solid Waste John B. & Ann M. Verwey Project (Resource Recovery Revenue, CoBank LOC)	0.07	5-1-2028	3,400,000	3,400,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, CoBank LOC)	0.08	11-1-2027	6,000,000	6,000,000
California PCFA Wadham Energy Series C (Resource Recovery Revenue, BNP Paribas LOC)	0.13	11-1-2017	2,900,000	2,900,000
California PCFA Waste Connection Incorporated Project (Resource Recovery Revenue, Bank of America NA LOC)	0.08	8-1-2018	10,100,000	10,100,000
California PFOTER PT-4672 (Education Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.09	11-1-2032	8,000,000	8,000,000
California Statewide CDA Crossings UHC Madera (Housing Revenue, Citibank NA LOC)	0.07	1-1-2038	2,770,000	2,770,000
California Statewide Communities Concord Green Apartments Project (Housing Revenue, East West Bank LOC)	0.03	6-1-2028	8,700,000	8,700,000
California Statewide Communities Various Housing Hermosa Vista Apartments Series XX (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2036	4,000,000	4,000,000
California Tender Option Bond Trust Receipts/Certificates Series XF1041 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.20	11-1-2044	22,895,000	22,895,000
California University Revenue Systemwide PUTTER Series 2646Z (Education Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.10	5-1-2030	4,775,000	4,775,000
California University Revenue Systemwide Series A (Education Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.14	11-1-2033	3,000,000	3,000,000
California University System Series A Citigroup Eagle Trust Series 1A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.03	11-1-2035	1,190,000	1,190,000
California University Tender Option Bond Trust Receipts/Certificates Series ZF0177 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.03	5-15-2021	1,400,000	1,400,000
California University Tender Option Bond Trust Receipts/Certificates Series ZF0178 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.03	5-15-2021	500,000	500,000
Corona CA Household Bank Project B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	2-1-2023	11,000,000	11,000,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1188 (GO, Deutsche Bank LIQ) 144A	0.17	8-1-2047	10,230,000	10,230,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1189 (Education Revenue, Deutsche Bank LIQ) 144A	0.17	5-15-2036	7,500,000	7,500,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-247 (Tax Revenue, FGIC Insured, Deutsche Bank LIQ) 144A	0.13	12-1-2030	11,660,000	11,660,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-296 (GO, AGM Insured, Deutsche Bank LIQ) 144A	0.17	8-1-2031	9,795,000	9,795,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-362 (GO, Ambac Insured, Deutsche Bank LIQ) 144A	0.12	6-1-2022	4,985,000	4,985,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Eclipse Funding Trust Solar Eclipse 2007-0069 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.04%	7-1-2034	$9,100,000	$9,100,000
Highland CA RDA Jeffrey Court Senior Apartments (Housing Revenue, East West Bank LOC)	0.03	3-1-2028	6,620,000	6,620,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #97-17 (Miscellaneous Revenue, State Street Bank & Trust Company LOC)	0.01	9-2-2023	21,200,000	21,200,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3927Z (GO, JPMorgan Chase & Company LIQ) 144A	0.05	2-1-2019	5,340,000	5,340,000
JPMorgan Chase PUTTER/DRIVER Trust Series 3974Z (GO, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.05	8-1-2016	3,960,000	3,960,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4414 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.03	5-15-2021	5,000,000	5,000,000
Los Angeles CA Certificate of Participation Samuel A. Fryer Yavney Series A (Education Revenue, California Bank & Trust LOC)	0.02	8-1-2038	7,150,000	7,150,000
Los Angeles CA Community College District Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-4 (GO, Royal Bank of Canada LIQ) 144A	0.02	8-1-2033	4,100,000	4,100,000
Los Angeles CA Community RDA Security Building Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	12-15-2034	6,290,000	6,290,000
Los Angeles CA IDA Megatoys Project (Industrial Development Revenue, East West Bank LOC)	0.07	7-1-2031	3,000,000	3,000,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series XF0041 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	11-15-2025	8,000,000	8,000,000
Los Angeles CA Tender Option Bond Trust Receipts/Certificates Series ZF0158 (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	8-1-2022	3,060,000	3,060,000
Los Angeles CA Water & Power Revenue Subseries B6 (Utilities Revenue, Bank of Montreal SPA)	0.01	7-1-2034	100,000	100,000
Los Angeles CA Watts Athens Apartments Series A (Housing Revenue, Citibank NA LOC)	0.03	8-15-2030	4,300,000	4,300,000
Manteca CA RDA Amended Merger Project (Tax Revenue, State Street Bank & Trust Company LOC)	0.01	10-1-2042	10,075,000	10,075,000
Menlo Park CA CDA Las Pulgas Community Development (Tax Revenue, State Street Bank & Trust Company LOC, Ambac Insured)	0.01	1-1-2031	26,405,000	26,405,000
Modesto CA MFHR Live Oak Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	9-15-2024	4,200,000	4,200,000
Northern California Power Agency Hydroelectric Project Series A (Utilities Revenue, Bank of Montreal LOC)	0.01	7-1-2032	21,700,000	21,700,000
Oakland CA Joint Powers Financing Authority Series A (Housing Revenue, Citibank NA LOC)	0.03	7-1-2033	11,050,000	11,050,000
Petaluma CA Community Development Commission MFHR Oakmont at Petaluma Series A (Health Revenue, U.S. Bank NA LOC)	0.06	4-1-2026	500,000	500,000
Riverside County CA Transportation Various Limited Tax Series 2009-B (Tax Revenue, Bank of Tokyo-Mitsubishi SPA)	0.01	6-1-2029	300,000	300,000
Sacramento CA MUD Tender Option Bond Trust Receipts/Certificates Series XM0067 (Utilities Revenue, Bank of America NA LIQ) 144A	0.28	8-15-2026	3,000,000	3,000,000
Sacramento County CA Housing Authority Logan Park Apartments Series E (Housing Revenue, FHLMC LOC)	0.04	5-1-2042	10,000,000	10,000,000
Sacramento County CA Housing Authority MFHR Cascades Series D (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	9-15-2035	6,535,000	6,535,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.04	12-1-2022	15,600,000	15,600,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Sacramento County CA Housing Authority Shenandoah Apartments Series F (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03%	9-15-2036	$5,205,000	$5,205,000
Sacramento County CA Sanitation Districts Financing Authority PUTTER Series 2821 (Water & Sewer Revenue, AGM/FGIC Insured, JPMorgan Chase & Company LIQ) 144A	0.06	3-1-2026	6,620,000	6,620,000
San Bernardino County CA MFHR Green Valley Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	5-15-2029	6,115,000	6,115,000
San Bernardino County CA Parkview Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	2-15-2027	1,800,000	1,800,000
San Diego County CA Community College District Royal Bank of Canada Municipal Products Incorporated Series O-8 (GO, Royal Bank of Canada LIQ) 144A	0.02	8-1-2019	11,000,000	11,000,000
San Francisco CA City & County Public Utilities Commission PFOTER PT-4723 (Water & Sewer Revenue, Bank of America NA LIQ) 144A	0.03	11-1-2036	18,660,000	18,660,000
San Francisco CA City & County Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.03	11-1-2039	5,990,000	5,990,000
San Francisco CA City & County RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.03	12-1-2017	17,500,000	17,500,000
San Francisco CA City & County RDA Maria Manor Apartments Series F (Housing Revenue, Citibank NA LOC)	0.04	12-1-2033	1,125,000	1,125,000
San Francisco CA City & County RDA Notre Dame Apartments Series G (Housing Revenue, Citibank NA LOC)	0.04	12-1-2033	10,540,000	10,540,000
San Francisco CA City & County RDA Orlando Cepeda Place Series D (Housing Revenue, Citibank NA LOC)	0.04	11-1-2033	6,425,000	6,425,000
San Francisco CA Tender Option Bond Trust Receipts/Certificates Series XF0226 (Water & Sewer Revenue, State Street Bank & Trust Company LIQ) 144A	0.03	11-1-2043	4,130,000	4,130,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	8-1-2022	2,415,000	2,415,000
San Jose CA MFHR Raintree Apartments Series A (Housing Revenue, FHLMC LIQ)	0.04	2-1-2038	10,600,000	10,600,000
San Jose CA Turnleaf Apartments Series A (Housing Revenue, FHLMC LIQ)	0.02	6-1-2036	4,230,000	4,230,000
San Luis Obispo County CA Community College District Series ZF2097 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.11	8-1-2040	3,290,000	3,290,000
San Luis Obispo County CA Community College District Series ZF2098 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.11	8-1-2040	3,290,000	3,290,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.03	9-1-2038	11,500,000	11,500,000
San Marcos CA Unified School District Series 3269 (GO, Morgan Stanley Bank LIQ) 144A	0.07	8-1-2031	5,000,000	5,000,000
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.17	9-1-2036	13,610,000	13,610,000
Santa Monica CA Community College District 2002 Election Series C (Education Revenue, National Insured)	5.00	8-1-2015	3,835,000	3,835,000
State of California Series A4 (GO, Citibank NA LOC)	0.01	5-1-2034	11,750,000	11,750,000
Tahoe Forest California Hospital District (Health Revenue, U.S. Bank NA LOC)	0.01	7-1-2033	2,140,000	2,140,000
Vacaville CA MFHR Quail Run Apartments Project Series 1988A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	7-15-2018	6,900,000	6,900,000

				837,810,000

Total Municipal Obligations (Cost $986,768,627)				986,768,627

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage California Municipal Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other: 1.90%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ ) ±§144A	0.10%	3-1-2040	$3,000,000	$3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ ) ±§144A	0.09	8-1-2040	9,000,000	9,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ ) ±§144A	0.09	8-1-2040	7,800,000	7,800,000

Total Other (Cost $19,800,000)				19,800,000

Repurchase Agreements: 1.82%
Credit Agricole, dated 7-31-2015, maturity value $19,000,206 ^^	0.13	8-3-2015	19,000,000	19,000,000

Total Repurchase Agreements (Cost $19,000,000)				19,000,000

Total investments in securities (Cost $1,025,568,627) *	98.43%	1,025,568,627
Other assets and liabilities, net	1.57	16,393,164

Total net assets	100.00%	$1,041,961,791

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by U.S. government securities, 1.13% to 2.38%, 1-15-2017 to 2-15-2025, fair value including accrued interest is $19,380,000

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2015 (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	13

Assets
Investments in unaffiliated securities, at amortized cost	$1,025,568,627
Cash	94,857
Receivable for investments sold	15,525,000
Receivable for Fund shares sold	111
Receivable for interest	879,178
Receivable from manager	208,146
Prepaid expenses and other assets	25,817

Total assets	1,042,301,736

Liabilities
Dividends payable	7,098
Payable for Fund shares redeemed	8,605
Distribution fee payable	8,052
Administration fees payable	132,819
Custodian and accounting fees payable	37,122
Shareholder servicing fees payable	110,431
Professional fees payable	18,417
Accrued expenses and other liabilities	17,401

Total liabilities	339,945

Total net assets	$1,041,961,791

NET ASSETS CONSIST OF
Paid-in capital	$1,041,674,880
Overdistributed net investment income	(152)
Accumulated net realized gains on investments	287,063

Total net assets	$1,041,961,791

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$421,104,736
Shares outstanding – Class A1	420,978,092
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$100,114
Shares outstanding – Administrator Class[1]	100,087
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$542,493,215
Shares outstanding – Institutional Class[1]	542,346,218
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$52,817,712
Shares outstanding – Service Class[1]	52,802,493
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$25,446,014
Shares outstanding – Sweep Class[1]	25,436,521
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage California Municipal Money Market Fund	Statement of operations—six months ended July 31, 2015 (unaudited)

Investment income
Interest	$437,586

Expenses
Management fee	810,388
Administration fees
Class A	491,250
Administrator Class	49
Institutional Class	221,736
Service Class	32,427
Sweep Class	27,985
Shareholder servicing fees
Class A	558,238
Administrator Class	49
Service Class	66,225
Sweep Class	31,801
Distribution fee
Sweep Class	44,522
Custody and accounting fees	29,374
Professional fees	23,544
Registration fees	9,597
Shareholder report expenses	18,200
Trustees’ fees and expenses	8,319
Other fees and expenses	10,972

Total expenses	2,384,676
Less: Fee waivers and/or expense reimbursements	(2,001,053)

Net expenses	383,623

Net investment income	53,963

Net realized gains on investments	262,561

Net increase in net assets resulting from operations	$316,524

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage California Municipal Money Market Fund	15

	Six months ended July 31, 2015 (unaudited)		Year ended January 31, 2015

Operations
Net investment income		$53,963		$128,993
Net realized gains on investments		262,561		127,890

Net increase in net assets resulting from operations		316,524		256,883

Distributions to shareholders from
Net investment income
Class A		(22,326)		(53,131)
Administrator Class		(5)		(10)
Institutional Class		(27,658)		(65,062)
Service Class		(2,702)		(6,137)
Sweep Class		(1,272)		(4,653)
Net realized gains
Class A		0		(40,360)
Administrator Class		0		(10)
Institutional Class		0		(61,489)
Service Class		0		(5,243)
Sweep Class		0		(2,455)

Total distributions to shareholders		(53,963)		(238,550)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	568,208,036	568,208,036	1,161,129,432	1,161,129,432
Institutional Class	804,976,025	804,976,025	1,879,189,279	1,879,189,279
Service Class	20,887,125	20,887,125	86,320,889	86,320,889
Sweep Class	0	0	2,897,630	2,897,630

		1,394,071,186		3,129,537,230

Reinvestment of distributions
Class A	20,263	20,263	86,198	86,198
Administrator Class	5	5	20	20
Institutional Class	2,799	2,799	19,402	19,402
Service Class	1,311	1,311	5,949	5,949
Sweep Class	1,265	1,265	7,108	7,108

		25,643		118,677

Payment for shares redeemed
Class A	(595,447,940)	(595,447,940)	(1,362,156,006)	(1,362,156,006)
Institutional Class	(933,920,858)	(933,920,858)	(1,821,011,716)	(1,821,011,716)
Service Class	(24,647,780)	(24,647,780)	(99,699,075)	(99,699,075)
Sweep Class	(127,531)	(127,531)	(36,914,831)	(36,914,831)

		(1,554,144,109)		(3,319,781,628)

Net decrease in net assets resulting from capital share transactions		(160,047,280)		(190,125,721)

Total decrease in net assets		(159,784,719)		(190,107,388)

Net assets
Beginning of period		1,201,746,510		1,391,853,898

End of period		$1,041,961,791		$1,201,746,510

Overdistributed net investment income		$(152)		$(152)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
CLASS A		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%	0.02%	0.02%	0.01%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.63%	0.63%	0.64%	0.63%	0.69%	0.87%
Net expenses	0.07%	0.07%	0.10%	0.17%	0.16%	0.32%	0.44%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$421,105	$448,217	$649,144	$623,898	$1,128,321	$1,486,876	$1,948,313

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.01%	0.02%	0.01%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.37%
Net expenses	0.07%	0.07%	0.10%	0.17%	0.15%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$100	$100	$100	$100

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%	0.02%	0.03%	0.12%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.24%	0.24%	0.25%	0.24%	0.28%	0.48%
Net expenses	0.07%	0.07%	0.10%	0.16%	0.14%	0.20%	0.24%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.02%	0.12%	0.23%
Supplemental data
Net assets, end of period (000s omitted)	$542,493	$671,300	$613,101	$780,069	$884,793	$831,108	$236,353

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage California Municipal Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
SERVICE CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%	0.02%	0.02%	0.01%	0.06%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.62%	0.77%
Net expenses	0.07%	0.07%	0.10%	0.17%	0.15%	0.32%	0.38%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$52,818	$56,564	$69,935	$67,724	$106,229	$101,301	$397,508

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage California Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
SWEEP CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.01%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.99%	0.98%	0.98%	0.99%	0.98%	0.98%
Net expenses	0.07%	0.07%	0.10%	0.17%	0.17%	0.29%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$25,446	$25,566	$59,574	$76,028	$120,909	$402,840

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

22	Wells Fargo Advantage California Municipal Money Market Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. For the six months ended July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	23

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% of the average daily net assets of the Fund. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For the six months ended July 31, 2015, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets. For financial statement purposes, advisory fees and fund-level administration fees for the six months ended July 31, 2015 have been included in management fee on the Statement of Operations.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. CONCENTRATION RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state. Therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt fund.

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course

24	Wells Fargo Advantage California Municipal Money Market Fund	Notes to financial statements (unaudited)

of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Other information (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage California Municipal Money Market Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement applicable to Fund-level administrative services (the “Administration Agreement”). The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

Other information (unaudited)	Wells Fargo Advantage California Municipal Money Market Fund	29

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than the average performance of the Universe for the one- and three-year periods under review, equal to the Universe for the first quarter of 2015 and in range of the Universe for the five- and ten-year periods under review. The Board also noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

30	Wells Fargo Advantage California Municipal Money Market Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage California Municipal Money Market Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236202 09-15 SA301/SAR301 07-15

Wells Fargo Advantage

Cash Investment Money Market Fund

Semi-Annual Report

July 31, 2015

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The views expressed and any forward-looking statements are as of July 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Cash Investment Money Market Fund for the six-month period that ended July 31, 2015. The past six months were marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission, expectation for the U.S. Federal Reserve (Fed) to raise the federal funds rate, and limited supply of high-quality, short-term investments.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to take place over a two-year period with final implementation required by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors.

■	Retail investors will continue to transact at a $1.00 NAV but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities.

■	Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed has set the stage for increasing the federal funds rate.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the Fed continued its near-zero interest-rate policy. However, the Fed emphasized that the timing of an initial increase in the federal funds rate will depend on economic data, and most Fed members believed it will be appropriate to increase the rate in 2015. In her semi-annual testimony before Congress, Fed Chair Janet Yellen also said that “sometimes too much attention is placed on the timing of the first increase in the federal funds target rate. And what should matter to market participants is the entire expected trajectory of policy.” This suggested that the Fed expects economic conditions to evolve in a way that will make it appropriate for it to raise rates gradually over time.

Limited supply of short-term investment securities continued during the reporting period. Banks have been curtailing their issuance of shorter maturities as they move into compliance with stricter liquidity requirements, while others are trimming the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

Letter to shareholders (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Cash Investment Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA

Jeffrey L. Weaver, CFA

Laurie White

Average annual total returns1 (%) as of July 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WFAXX)	7-31-2003	0.01	0.01	1.43	0.35	0.35
Institutional Class (WFIXX)	10-14-1987	0.03	0.05	1.52	0.23	0.20
Select Class (WFQXX)	6-29-2007	0.10	0.12	1.58	0.19	0.13
Service Class (NWIXX)	10-14-1987	0.01	0.01	1.36	0.52	0.50

Yield summary3 (%) as of July 31, 2015

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.01	0.06	0.13	0.01
7-day compound yield	0.01	0.06	0.13	0.01
30-day simple yield	0.01	0.06	0.13	0.01
30-day compound yield	0.01	0.06	0.13	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	5

Portfolio composition[4] as of July 31, 2015

Effective maturity distribution[4] as of July 31, 2015

Weighted average maturity[5] as of July 31, 2015
22 days

Weighted average life[6] as of July 31, 2015
60 days

[1]	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.09)%, 0.03%, 0.07%, and (0.26)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Cash Investment Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2015 to July 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2015	Ending account value 7-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%
Institutional Class
Actual	$1,000.00	$1,000.22	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,000.56	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 33.57%
Abbey National Treasury Services plc	0.09%	8-3-2015	$126,000,000	$126,000,000
Agricultural Bank of China ±	0.42	9-2-2016	45,000,000	45,000,000
Australia & New Zealand Banking Group	0.08	8-3-2015	42,000,000	42,000,000
Australia & New Zealand Banking Group	0.14	8-3-2015	34,000,000	34,000,000
Banco del Estado de Chile	0.24	8-5-2015	20,000,000	20,000,000
Banco del Estado de Chile	0.26	9-8-2015	20,000,000	20,000,000
Bank of Montreal	0.27	10-22-2015	55,000,000	55,000,000
Bank of Montreal ±	0.28	10-19-2015	81,000,000	81,000,000
Bank of New York Mellon Corporation	0.08	8-3-2015	30,000,000	30,000,000
Bank of Nova Scotia ±	0.31	12-21-2015	25,000,000	25,000,000
Bank of Nova Scotia ±	0.31	11-25-2015	90,000,000	90,000,000
Bank of Nova Scotia ±	0.36	1-8-2016	29,000,000	29,000,000
Bank of Nova Scotia ±	0.42	9-28-2015	4,000,000	4,000,819
Bank of Nova Scotia ±	0.51	1-8-2016	28,000,000	28,020,606
Bank of Nova Scotia ±	0.54	10-23-2015	4,000,000	4,002,162
Canadian Imperial Bank ±	0.41	9-4-2015	25,000,000	25,002,323
Cooperatieve Centrale	0.28	11-4-2015	45,000,000	45,000,000
Cooperatieve Centrale ±	0.32	10-9-2015	8,000,000	8,001,223
Cooperatieve Centrale ±	0.43	7-12-2016	18,000,000	18,006,108
Credit Agricole SA	0.11	8-3-2015	178,000,000	178,000,000
Credit Industriel et Commercial (New York)	0.08	8-3-2015	119,000,000	119,000,000
Credit Suisse (New York) ±	0.55	8-26-2015	10,000,000	10,000,582
DG Bank (New York)	0.30	10-14-2015	30,000,000	30,000,000
DNB Nor Bank ASA	0.06	8-3-2015	55,000,000	55,000,000
HSBC Bank plc	0.22	8-11-2015	40,000,000	40,000,000
HSBC Bank plc ±	0.29	9-2-2015	30,000,000	30,000,000
HSBC Bank plc ±	0.35	1-15-2016	30,000,000	30,000,000
HSBC Bank plc ±	0.35	1-11-2016	45,000,000	45,000,000
HSBC Bank plc ±	0.35	1-5-2016	50,000,000	50,000,000
KBC Bank	0.07	8-3-2015	118,000,000	118,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.26	8-3-2015	35,000,000	35,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.28	9-18-2015	50,000,000	50,000,000
Mizuho Bank Limited	0.26	8-7-2015	40,000,000	40,000,000
Mizuho Bank Limited	0.26	8-20-2015	55,000,000	55,000,000
Mizuho Corporate Bank (z)	0.30	9-4-2015	30,000,000	29,992,006
Mizuho Corporate Bank (z)	0.30	9-8-2015	30,000,000	29,991,007
National Bank of Canada	0.06	8-3-2015	111,800,000	111,800,000
National Bank of Canada ±	0.42	11-6-2015	15,000,000	15,004,201
National Bank of Canada	0.48	1-13-2016	45,000,000	45,000,000
National Bank of Kuwait	0.11	8-3-2015	100,000,000	100,000,000
Natixis Corporation	0.08	8-3-2015	50,000,000	50,000,000
Natixis Corporation ±	0.26	9-18-2015	85,000,000	85,000,000
Norinchukin Bank	0.26	8-19-2015	42,000,000	42,000,000
Norinchukin Bank	0.26	9-11-2015	30,000,000	30,000,000
Norinchukin Bank	0.27	10-5-2015	50,000,000	50,000,000
Norinchukin Bank	0.28	10-16-2015	63,000,000	63,000,000
Oversea Chinese Banking Corporation ±	0.34	1-14-2016	50,000,000	50,000,000
Oversea Chinese Banking Corporation	0.24	9-18-2015	17,000,000	16,999,783
Royal Bank of Canada ±	0.28	9-4-2015	65,000,000	65,000,000
Skandinaviska Enskilda Banken AG	0.12	8-3-2015	122,000,000	122,000,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Societe Generale	0.30%	8-31-2015	$50,000,000	$50,000,000
Standard Chartered Bank ±	0.39	2-29-2016	40,000,000	40,000,000
Standard Chartered Bank	0.25	8-3-2015	40,000,000	40,000,000
Standard Chartered Bank	0.30	10-1-2015	30,000,000	30,000,000
Standard Chartered Bank ±	0.38	1-11-2016	30,000,000	30,000,000
Standard Chartered Bank ±	0.38	2-16-2016	50,000,000	50,000,000
Standard Chartered Bank ±	0.38	2-8-2016	55,000,000	55,000,000
State Street Bank & Trust Company ±	0.32	10-1-2015	45,000,000	45,000,000
State Street Bank & Trust Company ±	0.34	10-23-2015	35,000,000	35,000,000
State Street Bank & Trust Company ±	0.36	2-11-2016	40,000,000	40,000,000
State Street Bank & Trust Company ±	0.40	4-11-2016	37,000,000	37,000,000
Sumitomo Mitsui Banking Corporation	0.25	8-12-2015	50,000,000	50,000,000
Sumitomo Mitsui Banking Corporation	0.26	9-8-2015	55,000,000	55,000,000
Sumitomo Mitsui Banking Corporation	0.29	10-28-2015	45,000,000	45,000,000
Sumitomo Trust & Banking Corporation	0.26	8-25-2015	50,000,000	50,000,000
Sumitomo Trust & Banking Corporation	0.28	10-1-2015	40,000,000	40,000,000
Sumitomo Trust & Banking Corporation	0.28	10-2-2015	100,000,000	100,000,000
Sumitomo Trust & Banking Corporation	0.28	10-8-2015	40,000,000	40,000,000
Svenska Handelsbanken A ±	0.29	12-9-2015	35,000,000	35,000,000
Svenska Handelsbanken A ±	0.34	1-19-2016	103,000,000	103,000,000
Toronto-Dominion Bank ±	0.28	11-18-2015	30,000,000	30,000,000
Toronto-Dominion Bank ±	0.28	11-9-2015	45,000,000	45,000,000
Toronto-Dominion Bank ±	0.29	11-6-2015	21,000,000	21,000,000
Toronto-Dominion Bank ±	0.30	4-1-2016	45,000,000	45,000,000
Toronto-Dominion Bank ±	0.32	4-15-2016	30,000,000	30,000,000
Toronto-Dominion Bank ±	0.34	3-16-2016	70,000,000	70,000,000
Westpac Banking Corporation ±	0.29	11-3-2015	90,000,000	90,000,000

Total Certificates of Deposit (Cost $3,820,820,820)				3,820,820,820

Commercial Paper: 43.45%

Asset-Backed Commercial Paper: 24.18%
Albion Capital Corporation 144A(z)	0.21	8-20-2015	50,000,000	49,995,042
Albion Capital Corporation (z)	0.21	8-21-2015	20,000,000	19,997,900
Anglesea Funding LLC 144A(z)	0.17	8-5-2015	25,000,000	24,999,764
Anglesea Funding LLC ±144A	0.32	12-18-2015	25,000,000	25,000,000
Anglesea Funding LLC ±144A	0.32	11-12-2015	14,000,000	14,000,000
Anglesea Funding LLC ±144A	0.32	11-6-2015	25,000,000	25,000,000
Anglesea Funding LLC ±144A	0.32	10-29-2015	20,000,000	20,000,000
Anglesea Funding LLC ±144A	0.32	11-27-2015	35,000,000	35,000,000
Anglesea Funding LLC ±144A	0.32	12-29-2015	35,000,000	35,000,000
Antalis US Funding Corporation 144A(z)	0.22	8-20-2015	30,000,000	29,996,883
Antalis US Funding Corporation 144A(z)	0.23	8-4-2015	55,000,000	54,999,648
Atlantic Asset Securitization Corporation ±144A	0.28	4-12-2016	43,000,000	42,999,649
Atlantic Asset Securitization Corporation ±144A	0.28	4-15-2016	35,000,000	34,999,930
Barton Capital LLC 144A(z)	0.25	8-26-2015	75,000,000	74,988,021
Barton Capital LLC 144A(z)	0.25	9-11-2015	10,000,000	9,997,292
Bedford Row Funding Corporation ±144A	0.32	1-14-2016	28,000,000	28,000,000
Bedford Row Funding Corporation ±144A	0.35	1-20-2016	17,000,000	17,000,000
Bedford Row Funding Corporation ±144A	0.29	9-2-2015	30,000,000	29,999,752
Bedford Row Funding Corporation ±144A	0.29	9-16-2015	26,000,000	25,999,684

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Bedford Row Funding Corporation ±144A	0.33%	2-1-2016	$27,000,000	$27,000,000
Bennington Stark Capital Company LLC 144A(z)	0.25	8-3-2015	50,000,000	50,000,000
Bennington Stark Capital Company LLC ±144A	0.41	11-10-2015	28,000,000	27,998,853
Cedar Spring Capital Company 144A(z)	0.30	8-27-2015	30,000,000	29,994,000
Chesham Finance Limited/Chesham Finance LLC 144A(z)	0.16	8-3-2015	18,000,000	18,000,000
Collateralized Commercial Paper Company LLC ±144A	0.45	4-22-2016	35,000,000	35,000,000
Collateralized Commercial Paper Company LLC ±	0.45	4-22-2016	50,000,000	50,000,000
Collateralized Commercial Paper Company LLC ±144A	0.49	6-8-2016	43,000,000	43,000,000
Collateralized Commercial Paper Company LLC 144A(z)	0.33	8-24-2015	20,000,000	19,996,150
Collateralized Commercial Paper Company LLC (z)	0.33	8-24-2015	11,000,000	10,997,883
Concord Minutemen Capital Company 144A(z)	0.24	9-9-2015	10,000,000	9,997,533
Concord Minutemen Capital Company 144A(z)	0.30	9-2-2015	25,000,000	24,993,750
Concord Minutemen Capital Company 144A(z)	0.30	10-1-2015	16,000,000	15,992,133
Concord Minutemen Capital Company 144A(z)	0.30	10-6-2015	38,000,000	37,979,733
Concord Minutemen Capital Company 144A(z)	0.29	8-4-2015	13,000,000	12,999,895
Concord Minutemen Capital Company 144A(z)	0.29	8-10-2015	20,000,000	19,998,872
Crown Point Capital Company 144A(z)	0.24	8-14-2015	30,000,000	29,997,800
Crown Point Capital Company 144A(z)	0.24	9-3-2015	10,000,000	9,997,933
Crown Point Capital Company 144A(z)	0.24	9-16-2015	15,000,000	14,995,600
Crown Point Capital Company 144A(z)	0.30	9-1-2015	37,000,000	36,991,058
Crown Point Capital Company 144A(z)	0.30	10-1-2015	12,000,000	11,994,100
Crown Point Capital Company 144A(z)	0.30	10-9-2015	23,000,000	22,987,158
Gotham Funding Corporation 144A(z)	0.20	8-3-2015	15,000,000	15,000,000
Gotham Funding Corporation 144A(z)	0.20	8-7-2015	16,000,000	15,999,644
Gotham Funding Corporation 144A(z)	0.20	8-12-2015	15,000,000	14,999,250
Gotham Funding Corporation 144A(z)	0.20	8-17-2015	35,000,000	34,997,278
Gotham Funding Corporation 144A(z)	0.20	8-20-2015	5,000,000	4,999,528
Gotham Funding Corporation 144A(z)	0.20	9-2-2015	7,000,000	6,998,833
Halkin Finance LLC 144A(z)	0.20	8-5-2015	15,000,000	14,999,833
Hannover Funding Company LLC 144A(z)	0.41	8-4-2015	122,000,000	121,998,611
Institutional Secured 144A(z)	0.25	8-3-2015	18,000,000	18,000,000
Institutional Secured 144A(z)	0.35	8-13-2015	7,000,000	6,999,319
Institutional Secured 144A(z)	0.38	9-2-2015	55,000,000	54,982,583
Kells Funding LLC 144A(z)	0.16	8-3-2015	30,000,000	30,000,000
Kells Funding LLC ±144A	0.27	9-18-2015	25,000,000	24,999,681
Kells Funding LLC ±144A	0.28	8-25-2015	10,000,000	9,999,939
Kells Funding LLC ±144A	0.28	10-7-2015	28,000,000	27,999,453
Kells Funding LLC ±144A	0.29	9-23-2015	40,000,000	39,999,309
Kells Funding LLC ±144A	0.29	9-29-2015	45,000,000	44,999,125
Kells Funding LLC ±144A	0.30	1-11-2016	30,000,000	30,000,000
Kells Funding LLC ±144A	0.31	1-13-2016	20,000,000	20,000,000
Legacy Capital Company 144A(z)	0.30	9-15-2015	15,000,000	14,994,625
Legacy Capital Company 144A(z)	0.30	9-21-2015	10,000,000	9,995,917
Legacy Capital Company 144A(z)	0.30	9-24-2015	5,000,000	4,997,833
Lexington Parker Capital Company LLC 144A(z)	0.24	9-16-2015	15,000,000	14,995,600
Lexington Parker Capital Company LLC 144A(z)	0.29	8-10-2015	28,000,000	27,998,421
Lexington Parker Capital Company LLC 144A(z)	0.30	9-2-2015	18,000,000	17,995,500
Lexington Parker Capital Company LLC 144A(z)	0.30	9-14-2015	20,000,000	19,993,000
Lexington Parker Capital Company LLC 144A(z)	0.30	10-1-2015	8,000,000	7,996,067
Lexington Parker Capital Company LLC 144A(z)	0.30	10-6-2015	93,000,000	92,950,400

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Lexington Parker Capital Company LLC 144A(z)	0.30%	10-13-2015	$10,000,000	$9,994,083
Lexington Parker Capital Company LLC 144A(z)	0.29	8-4-2015	10,000,000	9,999,919
Liberty Street Funding LLC 144A(z)	0.20	8-11-2015	10,000,000	9,999,556
Liberty Street Funding LLC 144A(z)	0.21	9-8-2015	19,000,000	18,996,010
Liberty Street Funding LLC 144A(z)	0.22	9-9-2015	10,000,000	9,997,739
Liberty Street Funding LLC 144A(z)	0.22	9-17-2015	45,000,000	44,987,625
Liberty Street Funding LLC 144A(z)	0.20	8-6-2015	11,000,000	10,999,817
Liberty Street Funding LLC 144A(z)	0.20	8-19-2015	6,000,000	5,999,467
Liberty Street Funding LLC 144A(z)	0.21	8-25-2015	20,000,000	19,997,433
Liberty Street Funding LLC 144A(z)	0.21	8-26-2015	30,000,000	29,995,975
LMA Americas LLC 144A(z)	0.20	8-28-2015	40,000,000	39,994,444
Manhattan Asset Funding Company (z)	0.21	8-21-2015	35,000,000	34,996,325
Manhattan Asset Funding Company (z)	0.21	8-27-2015	5,000,000	4,999,300
Manhattan Asset Funding Company (z)	0.23	8-17-2015	29,000,000	28,997,406
Manhattan Asset Funding Company (z)	0.23	9-16-2015	30,000,000	29,991,567
Matchpoint Finance plc 144A(z)	0.23	8-17-2015	34,000,000	33,996,959
Matchpoint Finance plc 144A(z)	0.25	8-31-2015	5,000,000	4,999,028
Matchpoint Finance plc 144A(z)	0.30	9-17-2015	40,000,000	39,985,000
Matchpoint Finance plc 144A(z)	0.30	10-7-2015	25,000,000	24,986,458
Mizuho Corporate Bank (z)	0.34	10-6-2015	50,000,000	49,969,803
Mountcliff Funding LLC 144A(z)	0.16	8-3-2015	35,000,000	35,000,000
Ridgefield Funding Company LLC ±144A	0.29	2-16-2016	45,000,000	45,000,000
Ridgefield Funding Company LLC ±144A	0.29	2-8-2016	80,000,000	80,000,000
Ridgefield Funding Company LLC ±144A	0.29	11-6-2015	45,000,000	45,000,000
Starbird Funding Corporation 144A(z)	0.30	10-7-2015	8,000,000	7,995,667
Starbird Funding Corporation 144A(z)	0.32	10-28-2015	10,000,000	9,992,356
Versailles Commercial Paper LLC ±144A	0.27	4-8-2016	18,000,000	18,000,000
Versailles Commercial Paper LLC ±144A	0.27	3-11-2016	37,000,000	37,000,000
Versailles Commercial Paper LLC ±144A	0.26	8-6-2015	9,000,000	9,000,000
Victory Receivables 144A(z)	0.20	8-5-2015	30,000,000	29,999,667
Victory Receivables 144A(z)	0.20	8-14-2015	40,000,000	39,997,556
Victory Receivables 144A(z)	0.20	8-24-2015	23,000,000	22,997,317

				2,752,642,242

Financial Company Commercial Paper: 13.49%
Australia & New Zealand Banking Group ±144A	0.43	4-18-2016	45,000,000	45,015,820
Australia & New Zealand Banking Group ±144A	0.30	12-21-2015	24,000,000	24,000,000
Banco de Credito e Inversiones 144A(z)	0.46	8-3-2015	27,000,000	27,000,000
Banco de Credito e Inversiones 144A(z)	0.46	10-5-2015	20,000,000	19,983,900
Banco del Estado de Chile 144A(z)	0.35	9-2-2015	12,000,000	11,996,500
Banco del Estado de Chile 144A(z)	0.35	9-8-2015	11,000,000	10,996,150
Banco del Estado de Chile 144A(z)	0.35	9-17-2015	12,000,000	11,994,750
Banco del Estado de Chile 144A(z)	0.35	10-5-2015	5,000,000	4,996,938
Banco del Estado de Chile 144A(z)	0.35	10-8-2015	12,000,000	11,992,300
Banco del Estado de Chile 144A(z)	0.36	8-3-2015	18,000,000	18,000,000
Banco Santander Chile 144A(z)	0.40	8-20-2015	7,000,000	6,998,678
Banco Santander Chile 144A(z)	0.40	8-26-2015	64,000,000	63,983,644
Bank of Nova Scotia ±144A	0.31	12-1-2015	40,000,000	40,000,000
Bank of Nova Scotia ±144A	0.33	4-1-2016	47,000,000	47,000,000
Banque et Caisse d’Epargne de l’Etat (z)	0.30	11-17-2015	20,000,000	19,982,333

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Banque et Caisse d’Epargne de l’Etat (z)	0.31%	8-20-2015	$9,000,000	$8,998,683
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	8-18-2015	20,000,000	19,998,250
CDP Financial Incorporated 144A(z)	0.19	8-17-2015	9,000,000	8,999,335
Commonwealth Bank of Australia ±144A	0.29	2-25-2016	40,000,000	39,997,878
DBS Bank Limited 144A(z)	0.20	8-6-2015	15,000,000	14,999,750
HSBC Bank plc ±144A	0.34	2-8-2016	60,000,000	60,000,000
JPMorgan Securities Incorporated ±144A	0.39	11-19-2015	50,000,000	50,000,000
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.28	10-1-2015	60,000,000	59,972,467
National Australia Bank Limited ±144A	0.33	1-8-2016	100,000,000	100,000,000
National Australia Bank Limited ±144A	0.28	11-20-2015	45,000,000	45,000,000
Nederlandse Waterschapsbank 144A(z)	0.25	10-27-2015	20,000,000	19,988,194
Nederlandse Waterschapsbank 144A(z)	0.20	8-3-2015	34,000,000	34,000,000
NRW Bank 144A(z)	0.20	8-21-2015	23,000,000	22,997,700
NV Bank Nederlandse Gemeenten ±144A	0.27	11-9-2015	70,000,000	70,000,000
NV Bank Nederlandse Gemeenten ±144A	0.27	12-10-2015	30,000,000	29,999,465
NV Bank Nederlandse Gemeenten ±144A	0.28	1-25-2016	50,000,000	50,000,000
NV Bank Nederlandse Gemeenten 144A(z)	0.29	9-21-2015	35,000,000	34,986,185
NV Bank Nederlandse Gemeenten ±144A	0.29	9-3-2015	35,000,000	35,000,000
Shagang South Asia (z)	0.48	8-13-2015	13,000,000	12,998,267
Skandinaviska Enskilda Banken AG 144A(z)	0.27	9-18-2015	57,000,000	56,980,335
Sumitomo Mitsui Banking Corporation 144A(z)	0.28	10-7-2015	40,000,000	39,979,778
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	8-5-2015	25,000,000	24,999,653
Sumitomo Mitsui Banking Corporation 144A(z)	0.26	8-26-2015	40,000,000	39,993,356
Sumitomo Trust & Banking Corporation 144A(z)	0.28	10-19-2015	30,000,000	29,982,033
Suncorp Group Limited 144A(z)	0.33	8-10-2015	7,000,000	6,999,551
Suncorp Group Limited 144A(z)	0.35	10-15-2015	30,000,000	29,978,708
Suncorp Group Limited 144A(z)	0.36	11-12-2015	9,000,000	8,990,910
Suncorp Group Limited 144A(z)	0.36	11-16-2015	8,000,000	7,991,600
Suncorp Group Limited 144A(z)	0.38	10-26-2015	30,000,000	29,973,633
Suncorp Group Limited 144A(z)	0.39	10-28-2015	12,000,000	11,988,820
Swedbank (z)	0.25	9-8-2015	15,000,000	14,996,250
TCL Industries Holdings (z)	0.45	8-4-2015	10,000,000	9,999,875
Westpac Banking Corporation ±144A	0.28	10-19-2015	71,000,000	71,000,000
Westpac Banking Corporation ±144A	0.26	12-7-2015	30,000,000	29,997,931
Westpac Banking Corporation ±144A	0.30	2-18-2016	40,000,000	40,000,000

				1,535,729,620

Other Commercial Paper: 5.78%
Caisse Des Depots et Consignations 144A(z)	0.19	8-19-2015	10,000,000	9,999,156
Caisse Des Depots et Consignations 144A(z)	0.24	10-6-2015	20,000,000	19,991,467
Changhong Trading Limited (z)	0.48	8-6-2015	20,000,000	19,999,200
China International Marine Containers (z)	0.48	8-12-2015	50,000,000	49,994,000
China Shipping Container Lines (z)	0.43	8-4-2015	66,000,000	65,999,212
China Shipping Container Lines (z)	0.48	8-13-2015	30,000,000	29,996,000
Chinatex Capital Limited (z)	0.43	8-4-2015	15,000,000	14,999,821
Chinatex Capital Limited (z)	0.43	8-6-2015	37,529,000	37,527,655
CNPC Finance 144A(z)	0.42	8-5-2015	19,000,000	18,999,558
CNPC Finance 144A(z)	0.45	8-14-2015	78,000,000	77,989,275
CNPC Finance (z)	0.45	8-17-2015	60,000,000	59,989,500
COFCO Capital Corporation (z)	0.48	8-4-2015	27,000,000	26,999,640

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
Erste Abwicklungsanstalt 144A(z)	0.21%	9-10-2015	$8,000,000	$7,998,227
Erste Abwicklungsanstalt 144A(z)	0.21	9-11-2015	5,000,000	4,998,863
Erste Abwicklungsanstalt 144A(z)	0.24	8-6-2015	27,000,000	26,999,460
Erste Abwicklungsanstalt 144A(z)	0.27	10-23-2015	20,000,000	19,988,075
Erste Abwicklungsanstalt ±144A	0.38	2-9-2016	20,000,000	20,000,000
Sinochem Capital Company Limited (z)	0.19	8-5-2015	55,000,000	54,999,419
Sinochem Capital Company Limited (z)	0.43	8-6-2015	45,000,000	44,998,388
Toyota Motor Credit Corporation ±	0.28	12-1-2015	45,000,000	45,000,000

				657,466,916

Total Commercial Paper (Cost $4,945,838,778)				4,945,838,778

Government Agency Debt: 0.31%
Overseas Private Investment Corporation ±§	0.11	7-9-2026	35,000,000	35,000,000

Total Government Agency Debt (Cost $35,000,000)				35,000,000

Municipal Obligations: 6.02%

Arizona: 0.13%

Other Municipal Debt: 0.13%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.18	8-6-2015	7,000,000	6,999,895
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.18	8-7-2015	8,000,000	7,999,840

				14,999,735

California: 0.10%

Other Municipal Debt: 0.08%
San Jose CA Series C (Miscellaneous Revenue)	0.32	8-6-2015	8,875,000	8,875,000

Variable Rate Demand Note ø: 0.02%
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.24	11-1-2041	2,000,000	2,000,000

Colorado: 0.44%

Variable Rate Demand Notes ø: 0.44%
Colorado HFA Class A1 (Housing Revenue, Barclays Bank plc LIQ)	0.18	10-1-2036	17,450,000	17,450,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA)	0.12	5-1-2052	33,195,000	33,195,000

				50,645,000

Connecticut: 1.23%

Variable Rate Demand Note ø: 1.23%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144A	0.40	4-15-2046	140,000,000	140,000,000

Florida: 0.20%

Variable Rate Demand Notes ø: 0.20%
Citrus County FL Poll Control Series B PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	9-15-2015	14,928,000	14,928,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Tampa Bay FL Allegany Health Systems Puttable Floating Option Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144A	0.40%	12-1-2025	$7,555,000	$7,555,000

				22,483,000

Georgia: 0.13%

Other Municipal Debt: 0.02%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.18	8-6-2015	2,000,000	2,000,000

Variable Rate Demand Note ø: 0.11%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.44	10-1-2039	12,440,000	12,440,000

Idaho: 0.20%

Variable Rate Demand Note ø: 0.20%
Idaho HFA Series A3 Class II (Housing Revenue, Barclays Bank plc SPA)	0.17	7-1-2034	22,520,000	22,520,000

Illinois: 0.30%

Variable Rate Demand Note ø: 0.30%
Deutsche Bank SPEAR/LIFER Trust Series DBE 331 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.27	12-15-2034	33,945,000	33,945,000

Maryland: 0.18%

Variable Rate Demand Notes ø: 0.18%
Maryland CDA Housing & Community Residential Series B (Housing Revenue, Bank of New York Mellon SPA)	0.16	9-1-2033	8,000,000	8,000,000
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.17	9-1-2044	12,000,000	12,000,000

				20,000,000

Michigan: 1.03%

Variable Rate Demand Note ø: 1.03%
Michigan Residual Interest Bond Floater Trust Various States Series 4UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.32	6-1-2016	117,000,000	117,000,000

New Jersey: 0.26%

Variable Rate Demand Note ø: 0.26%
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.18	6-28-2016	30,000,000	30,000,000

New York: 0.53%

Variable Rate Demand Notes ø: 0.53%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.25	5-1-2048	29,000,000	29,000,000
New York NY Municipal Water Finance Authority (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.17	6-15-2044	8,000,000	8,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 (Miscellaneous Revenue) 144A	0.90	5-15-2051	9,485,000	9,485,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.29%	7-1-2017	$14,000,000	$14,000,000

				60,485,000

North Carolina: 0.06%

Variable Rate Demand Note ø: 0.06%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.16	7-1-2027	6,960,000	6,960,000

Ohio: 0.22%

Variable Rate Demand Notes ø: 0.22%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA Insured, FHLB SPA)	0.12	9-1-2039	19,642,000	19,642,000
Ohio Water Development Authority Water Development Notes (Water & Sewer Revenue)	0.38	5-1-2038	5,700,000	5,700,000

				25,342,000

Other: 0.72%

Variable Rate Demand Notes ø: 0.72%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	12-1-2038	60,360,000	60,360,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.22	11-25-2017	21,375,000	21,375,000

				81,735,000

Pennsylvania: 0.01%

Variable Rate Demand Note ø: 0.01%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.29	7-1-2017	1,000,000	1,000,000

South Carolina: 0.04%

Other Municipal Debt: 0.04%
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.18	8-10-2015	5,000,000	5,000,000

Texas: 0.20%

Variable Rate Demand Notes ø: 0.20%
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144A	0.22	11-1-2035	8,730,000	8,730,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	14,266,296	14,266,296

				22,996,296

Washington: 0.04%

Other Municipal Debt: 0.04%
Port of Seattle WA Series D1 (Miscellaneous Revenue)	0.22	8-3-2015	5,000,000	5,000,000

Total Municipal Obligations (Cost $685,426,031)				685,426,031

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Other Instruments: 5.35%
Caisse Centrale Desjardins Company ±144A	0.57%	10-29-2015	$60,495,000	$60,531,284
Commonwealth Bank of Australia ±144A	1.09	9-18-2015	5,000,000	5,005,026
DBS Bank Limited Pooled Bank Deposit Product	0.19	8-1-2015	235,000,000	235,000,000
Dexia Credit Local ±	0.49	11-23-2015	69,000,000	69,026,652
FHLMC Series M006 Class A ±§	0.25	10-15-2045	19,960,181	19,960,181
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.19	8-1-2015	220,000,000	220,000,000

Total Other Instruments (Cost $609,523,143)			1-1-2050	609,523,143

Other Notes: 3.43%

Corporate Bonds and Notes: 3.43%
ACTS Retirement Life Communities Incorporated ±§	0.13	11-15-2029	15,395,000	15,395,000
Goldman Sachs Group Incorporated	3.70	8-1-2015	10,080,000	10,080,000
Mizuho Corporate Bank (z)	0.30	8-4-2015	20,000,000	19,999,829
New York Life Global Funding Note ±144A	0.29	10-29-2015	8,000,000	8,000,000
Providence Health & Services ±§	0.18	10-1-2042	11,790,000	11,790,000
Racetrac Capital LLC ±§	0.15	9-1-2020	12,000,000	12,000,000
Royal Bank of Canada ±	0.51	12-16-2015	30,000,000	30,023,190
Societe Generale ±	0.27	1-26-2016	90,000,000	90,000,000
SSAB AB ±§	0.17	6-1-2035	3,500,000	3,500,000
United Overseas Bank Limited	0.19	8-1-2015	190,000,000	190,000,000

Total Other Notes (Cost $390,788,019)				390,788,019

Repurchase Agreements ^^: 7.87%
Bank of America Corporation, dated 7-31-2015, maturity value $200,002,500 (1)	0.15	8-3-2015	200,000,000	200,000,000
Bank of Nova Scotia, dated 7-31-2015, maturity value $100,001,417 (2)	0.17	8-3-2015	100,000,000	100,000,000
Goldman Sachs & Company, dated 7-1-2015, maturity value $89,027,590 (3)±§¢(i)	0.18	9-1-2015	89,000,000	89,000,000
Goldman Sachs & Company, dated 7-1-2015, maturity value $43,522,185 (4)±§¢	0.18	10-11-2015	43,500,000	43,500,000
GX Clarke & Company, dated 7-31-2015, maturity value $49,000,735 (5)	0.18	8-3-2015	49,000,000	49,000,000
JPMorgan Securities, dated 7-1-2015, maturity value $100,055,069 (6)±§¢(i)	0.31	9-4-2015	100,000,000	100,000,000
JPMorgan Securities, dated 7-1-2015, maturity value $17,002,493 (7)±§¢	0.16	8-3-2015	17,000,000	17,000,000
JPMorgan Securities, dated 7-31-2015, maturity value $25,000,271 (8)	0.13	8-3-2015	25,000,000	25,000,000
Royal Bank of Scotland, dated 7-31-2015, maturity value $272,003,173 (9)	0.14	8-3-2015	272,000,000	272,000,000

Total Repurchase Agreements (Cost $895,500,000)				895,500,000

Total investments in securities (Cost $11,382,896,791) *	100.00%	11,382,896,791
Other assets and liabilities, net	0.00	425,294

Total net assets	100.00%	$11,383,322,085

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Cash Investment Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 4.00% to 4.50%, 4-20-2041 to 9-20-2041, fair value including accrued interest is $206,000,000.

(2)	U.S. government securities, 2.50% to 6.50%, 2-1-2023 to 2-1-2045, fair value including accrued interest is $103,686,667.

(3)	Commercial paper, 0.00%, 8-3-2015 to 5-5-2016, fair value is $90,780,000.

(4)	Commercial paper, 0.00%, 8-3-2015 to 5-5-2016, fair value is $44,370,000.

(5)	U.S. government securities, 0.00% to 11.00%, 8-15-2015 to 5-15-2045, fair value including accrued interest is $50,192,971.

(6)	Commercial paper, 0.00% to 0.24%, 8-3-2015 to 2-12-2016, fair value including accrued interest is $102,000,066.

(7)	Commercial paper, 0.00% to 4.50%, 9-24-2015 to 1-20-2045, fair value including accrued interest is $17,452,654.

(8)	U.S. government securities, 0.13% to 3.13%, 4-15-2016 to 2-15-2042, fair value including accrued interest is $25,500,177.

(9)	U.S. government securities, 0.90% to 6.00%, 1-31-2016 to 10-1-2040, fair value including accrued interest is $277,627,613.

(i)	Illiquid security

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2015 (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	17

Assets
Investments in unaffiliated securities, at amortized cost	$11,382,896,791
Cash	82,061
Receivable for investments sold	430,000
Receivable for Fund shares sold	732,499
Receivable for interest	1,874,023
Prepaid expenses and other assets	87,901

Total assets	11,386,103,275

Liabilities
Dividends payable	268,302
Payable for Fund shares redeemed	576,236
Management fee payable	758,404
Administration fees payable	689,774
Accrued expenses and other liabilities	488,474

Total liabilities	2,781,190

Total net assets	$11,383,322,085

NET ASSETS CONSIST OF
Paid-in capital	$11,385,607,125
Overdistributed net investment income	(125)
Accumulated net realized losses on investments	(2,284,915)

Total net assets	$11,383,322,085

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$299,684,758
Shares outstanding – Administrator Class[1]	299,652,976
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$4,277,246,308
Shares outstanding – Institutional Class[1]	4,276,865,336
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$5,567,671,677
Shares outstanding – Select Class[1]	5,567,237,584
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,238,719,342
Shares outstanding – Service Class[1]	1,238,623,665
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Cash Investment Money Market Fund	Statement of operations—six months ended July 31, 2015 (unaudited)

Investment income
Interest	$14,507,176

Expenses
Management fee	8,481,635
Administration fees
Administrator Class	173,882
Institutional Class	1,738,383
Select Class	1,179,462
Service Class	784,171
Shareholder servicing fees
Administrator Class	173,631
Service Class	1,631,157
Custody and accounting fees	301,102
Professional fees	20,943
Registration fees	18,240
Shareholder report expenses	17,350
Trustees’ fees and expenses	5,846
Other fees and expenses	31,851

Total expenses	14,557,653
Less: Fee waivers and/or expense reimbursements	(4,445,463)

Net expenses	10,112,190

Net investment income	4,394,986

Net realized gains on investments	8,517

Net increase in net assets resulting from operations	$4,403,503

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Cash Investment Money Market Fund	19

	Six months ended July 31, 2015 (unaudited)		Year ended January 31, 2015

Operations
Net investment income		$4,394,986		$5,437,246
Net realized gains on investments		8,517		25,529

Net increase in net assets resulting from operations		4,403,503		5,462,775

Distributions to shareholders from
Net investment income
Administrator Class		(17,387)		(39,658)
Institutional Class		(950,741)		(528,416)
Select Class		(3,361,525)		(4,733,259)
Service Class		(65,333)		(135,913)

Total distributions to shareholders		(4,394,986)		(5,437,246)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	273,777,510	273,777,510	865,673,665	865,673,665
Institutional Class	12,217,908,813	12,217,908,813	24,029,183,652	24,029,183,652
Select Class	30,547,625,789	30,547,625,789	63,324,957,808	63,324,957,808
Service Class	3,037,688,646	3,037,688,646	6,476,121,256	6,476,121,256

		46,077,000,758		94,695,936,381

Reinvestment of distributions
Administrator Class	11,917	11,917	27,497	27,497
Institutional Class	442,752	442,751	239,867	239,867
Select Class	2,821,753	2,821,753	4,006,258	4,006,258
Service Class	31,285	31,285	64,546	64,546

		3,307,706		4,338,168

Payment for shares redeemed
Administrator Class	(370,444,295)	(370,444,295)	(962,449,292)	(962,449,292)
Institutional Class	(12,261,499,485)	(12,261,499,485)	(24,836,074,964)	(24,836,074,964)
Select Class	(30,872,560,725)	(30,872,560,725)	(65,090,008,049)	(65,090,008,049)
Service Class	(3,237,336,577)	(3,237,336,577)	(6,486,565,425)	(6,486,565,425)

		(46,741,841,082)		(97,375,097,730)

Net decrease in net assets resulting from capital share transactions		(661,532,618)		(2,674,823,181)

Total decrease in net assets		(661,524,101)		(2,674,797,652)

Net assets
Beginning of period		12,044,846,186		14,719,643,838

End of period		$11,383,322,085		$12,044,846,186

Overdistributed net investment income		$(125)		$(125)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.03%	0.24%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.35%	0.34%	0.35%	0.35%	0.38%
Net expenses	0.23%	0.19%	0.22%	0.26%	0.25%	0.32%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.04%	0.25%
Supplemental data
Net assets, end of period (000s omitted)	$299,685	$396,339	$493,087	$549,744	$600,737	$764,595	$1,013,058

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Cash Investment Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.03%	0.07%	0.06%	0.15%	0.36%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.26%
Net expenses	0.20%	0.19%	0.20%	0.20%	0.20%	0.20%	0.22%
Net investment income	0.04%	0.01%	0.03%	0.07%	0.06%	0.16%	0.37%
Supplemental data
Net assets, end of period (000s omitted)	$4,277,246	$4,320,392	$5,127,034	$7,186,632	$6,246,114	$8,268,232	$8,887,844

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
SELECT CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.06%	0.07%	0.10%	0.14%	0.13%	0.21%	0.43%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.19%	0.19%	0.19%	0.19%	0.22%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.15%
Net investment income	0.11%	0.07%	0.10%	0.14%	0.13%	0.22%	0.41%
Supplemental data
Net assets, end of period (000s omitted)	$5,567,672	$5,889,779	$7,650,810	$6,407,032	$5,325,713	$7,593,851	$4,897,725

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Cash Investment Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
SERVICE CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.14%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.56%
Net expenses	0.23%	0.19%	0.22%	0.26%	0.25%	0.35%	0.46%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$1,238,719	$1,438,336	$1,448,713	$1,594,389	$2,000,296	$2,284,605	$4,015,237

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	25

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,293,432 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. For the six months ended July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

26	Wells Fargo Advantage Cash Investment Money Market Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% of the average daily net assets of the Fund. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For the six months ended July 31, 2015, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets. For financial statement purposes, advisory fees and fund-level administration fees for the six months ended July 31, 2015 have been included in management fees on the Statement of Operations.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Effective May 1, 2015, Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A. and an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are each charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their respective average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Notes to financial statements (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	27

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

28	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

30	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Cash Investment Money Market Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; (iii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iv) an investment sub-advisory agreement with WellsCap and Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Advisory Agreement, the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of each of the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

32	Wells Fargo Advantage Cash Investment Money Market Fund	Other information (unaudited)

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the average performance of the Universe for all periods under review except for the ten-year period, for which such performance was lower than the average performance of the Universe. The Board also noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreements and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates for all share classes of the Fund were lower than, equal to or in range of their respective expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable, in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Cash Investment Money Market Fund	33

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Advisers from providing services to the fund family as a whole, noting that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of each of the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

34	Wells Fargo Advantage Cash Investment Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236203 09-15 SA302/SAR302 07-15

Wells Fargo Advantage

Government Money Market Fund

Semi-Annual Report

July 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Government Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Government Money Market Fund for the six-month period that ended July 31, 2015. The past six months were marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission, expectation for the U.S. Federal Reserve (Fed) to raise the federal funds rate, and limited supply of high-quality, short-term investments.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to take place over a two-year period with final implementation required by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors.

■	Retail investors will continue to transact at a $1.00 NAV but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities.

■	Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed has set the stage for increasing the federal funds rate.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the Fed continued its near-zero interest-rate policy. However, the Fed emphasized that the timing of an initial increase in the federal funds rate will depend on economic data, and most Fed members believed it will be appropriate to increase the rate in 2015. In her semi-annual testimony before Congress, Fed Chair Janet Yellen also said that “sometimes too much attention is placed on the timing of the first increase in the federal funds target rate. And what should matter to market participants is the entire expected trajectory of policy.” This suggested that the Fed expects economic conditions to evolve in a way that will make it appropriate for it to raise rates gradually over time.

Limited supply of short-term investment securities continued during the reporting period. Banks have been curtailing their issuance of shorter maturities as they move into compliance with stricter liquidity requirements, while others are trimming the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

Letter to shareholders (unaudited)	Wells Fargo Advantage Government Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Government Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA

Jeffrey L. Weaver, CFA

Laurie White

Average annual total returns1 (%) as of July 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGXX)	11-8-1999	0.01	0.01	1.21	0.61	0.61
Administrator Class (WGAXX)	7-31-2003	0.01	0.01	1.31	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	0.01	0.01	1.37	0.22	0.20
Select Class (WFFXX)	6-30-2015	0.01	0.01	1.37	0.18	0.16
Service Class (NWGXX)	11-16-1987	0.01	0.01	1.26	0.51	0.50
Sweep Class	6-30-2010	0.01	0.01	1.26	0.96	0.96

Yield summary3 (%) as of July 31, 2015

	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Government Money Market Fund	5

Portfolio composition[4] as of July 31, 2015

Weighted average maturity[5] as of July 31, 2015
26

Weighted average life[6] as of July 31, 2015
66

Effective maturity distribution[4] as of July 31, 2015

[1]	Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect the Select Class expenses. If these expenses had been included, returns for the Select Class would be higher. The Select Class annual returns are substantially similar to what the Institutional Class annual returns would be because the Select Class and Institutional Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.16% for Select Class, 0.50% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.48)%, (0.21)%, (0.09)%, (0.05)%, (0.38)%, and (0.83)% for Class A, Administrator Class, Institutional Class, Select Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Government Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2015 to July 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2015	Ending account value 7-31-2015	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Select Class
Actual	$1,000.00	$1,000.05	$0.10	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,004.42	$0.10	0.11%
Service Class
Actual	$1,000.00	$1,000.05	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.50	0.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.30	$0.50	0.10%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Government Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt: 41.63%
FFCB ±	0.14%	4-8-2016	$20,000,000	$19,999,033
FFCB ±	0.14	8-24-2015	100,000,000	99,999,415
FFCB ±	0.14	4-22-2016	140,000,000	139,995,711
FFCB ±	0.14	10-21-2015	50,000,000	49,998,817
FFCB ±	0.14	11-5-2015	200,000,000	200,000,000
FFCB ±	0.15	5-11-2016	25,000,000	24,999,037
FFCB ±	0.15	11-2-2015	100,000,000	99,999,428
FFCB ±	0.16	9-23-2016	97,000,000	96,991,999
FFCB ±	0.16	3-18-2016	100,000,000	99,998,794
FFCB ±	0.16	10-5-2015	50,000,000	49,999,135
FFCB ±	0.17	11-18-2015	5,000,000	4,999,778
FFCB ±	0.17	5-26-2016	75,000,000	74,998,415
FFCB ±	0.17	11-30-2015	50,000,000	49,998,224
FFCB ±	0.18	6-19-2017	200,000,000	199,979,636
FFCB ±	0.18	9-9-2016	25,000,000	24,998,534
FFCB ±	0.18	1-15-2016	200,000,000	199,995,479
FFCB ±	0.19	10-28-2016	50,000,000	49,998,497
FFCB	0.19	8-4-2015	19,000,000	19,000,009
FFCB ±	0.19	2-23-2017	100,000,000	99,968,291
FFCB ±	0.19	2-26-2016	100,000,000	99,999,927
FFCB ±	0.20	1-19-2016	16,500,000	16,503,524
FFCB ±	0.20	5-5-2016	50,000,000	50,005,834
FFCB ±	0.21	7-8-2016	30,000,000	30,012,881
FFCB ±	0.22	5-15-2017	50,000,000	50,025,153
FFCB ±	0.22	9-18-2015	18,210,000	18,211,463
FFCB ±	0.22	9-21-2015	59,600,000	59,604,458
FFCB ±	0.22	7-25-2017	84,000,000	84,055,259
FFCB ±	0.23	11-2-2015	50,000,000	50,008,205
FFCB ±	0.25	2-16-2016	109,000,000	109,046,974
FFCB ±	0.29	5-25-2016	14,250,000	14,260,296
FFCB	0.30	1-19-2016	50,000,000	50,022,143
FFCB ±	0.34	8-3-2015	1,025,000	1,025,000
FFCB	4.88	12-16-2015	4,000,000	4,068,946
FHLB (z)	0.04	8-5-2015	232,000,000	231,998,868
FHLB (z)	0.04	8-7-2015	290,000,000	289,997,744
FHLB (z)	0.07	9-18-2015	200,000,000	199,982,367
FHLB (z)	0.07	8-12-2015	150,000,000	149,996,288
FHLB (z)	0.07	9-16-2015	400,000,000	399,962,967
FHLB (z)	0.07	8-14-2015	100,000,000	99,997,800
FHLB (z)	0.09	9-4-2015	286,000,000	285,977,616
FHLB (z)	0.09	9-21-2015	50,000,000	49,993,875
FHLB	0.09	10-9-2015	25,000,000	24,998,088
FHLB (z)	0.09	10-16-2015	100,000,000	99,981,500
FHLB (z)	0.09	9-11-2015	100,000,000	99,989,925
FHLB (z)	0.09	9-9-2015	150,000,000	149,985,405
FHLB (z)	0.10	10-21-2015	75,000,000	74,984,365
FHLB (z)	0.10	8-19-2015	100,000,000	99,995,556
FHLB (z)	0.10	10-1-2015	50,000,000	49,991,806
FHLB	0.11	11-24-2015	100,000,000	99,991,315
FHLB (z)	0.12	10-30-2015	100,000,000	99,970,667

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB ±	0.14%	10-27-2015	$150,000,000	$150,000,000
FHLB ±	0.14	12-7-2015	50,000,000	49,996,944
FHLB ±	0.14	7-1-2016	45,000,000	44,997,537
FHLB ±	0.15	8-21-2015	100,000,000	99,999,875
FHLB	0.16	1-15-2016	100,000,000	99,980,363
FHLB	0.16	1-22-2016	125,000,000	124,985,991
FHLB	0.16	1-27-2016	75,000,000	74,987,667
FHLB ±	0.17	12-9-2015	200,000,000	199,987,314
FHLB (z)	0.17	12-2-2015	21,000,000	20,988,001
FHLB (z)	0.17	12-9-2015	48,473,000	48,443,270
FHLB ±	0.18	8-26-2015	192,000,000	192,007,428
FHLB ±	0.18	9-3-2015	150,000,000	150,001,821
FHLB ±	0.18	9-17-2015	250,000,000	249,995,213
FHLB (z)	0.18	1-20-2016	50,000,000	49,957,972
FHLB ±	0.18	9-14-2015	23,380,000	23,380,405
FHLB	0.19	9-8-2015	30,000,000	30,002,101
FHLB	0.20	9-14-2015	20,000,000	20,001,859
FHLB	0.20	9-15-2015	30,000,000	30,002,832
FHLB ±	0.20	3-22-2016	75,000,000	75,007,370
FHLB (z)	0.22	1-29-2016	25,000,000	24,973,274
FHLB (z)	0.22	1-27-2016	100,000,000	99,891,833
FHLB	0.38	12-30-2015	9,705,000	9,711,743
FHLB	1.75	9-11-2015	68,125,000	68,237,713
FHLB	5.00	12-21-2015	9,000,000	9,165,246
FHLMC (z)	0.08	10-6-2015	100,000,000	99,985,778
FHLMC (z)	0.09	10-2-2015	150,000,000	149,975,416
FHLMC (z)	0.10	10-1-2015	100,000,000	99,984,431
FHLMC (z)	0.10	10-22-2015	50,000,000	49,989,444
FHLMC (z)	0.10	10-28-2015	150,000,000	149,964,167
FHLMC ±	0.15	2-18-2016	150,000,000	149,987,527
FHLMC (z)	0.16	1-21-2016	16,372,000	16,359,557
FHLMC ±	0.17	11-14-2016	100,000,000	99,980,146
FHLMC ±	0.17	10-16-2015	152,025,000	152,030,399
FHLMC ±	0.19	1-13-2017	150,000,000	149,977,849
FHLMC	0.40	3-15-2016	51,853,000	51,893,998
FHLMC	0.45	11-24-2015	10,000,000	10,009,140
FHLMC	0.50	9-25-2015	20,470,000	20,480,975
FHLMC	0.50	5-13-2016	10,385,000	10,396,672
FHLMC	1.75	9-10-2015	189,675,000	189,982,587
FHLMC	4.75	11-17-2015	23,461,000	23,771,747
FHLMC	5.25	4-18-2016	38,730,000	40,077,266
FNMA (z)	0.13	11-18-2015	50,000,000	49,981,424
FNMA ±	0.16	8-5-2015	150,000,000	149,999,833
FNMA ±	0.18	10-21-2016	200,000,000	199,990,816
FNMA ±	0.21	1-26-2017	100,000,000	99,984,869
FNMA ±	0.31	2-4-2016	50,000,000	50,034,747
FNMA	0.38	12-21-2015	31,166,000	31,188,765
FNMA	0.50	9-28-2015	45,385,000	45,412,098
FNMA	0.50	3-30-2016	138,111,000	138,301,822
FNMA ±	0.54	11-21-2016	19,250,000	19,332,564

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Government Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FNMA	1.63%	10-26-2015	$9,068,000	$9,099,120
FNMA ±	1.81	10-21-2015	20,000,000	20,003,728
FNMA	2.00	9-21-2015	26,000,000	26,062,788
FNMA	2.25	3-15-2016	120,172,000	121,644,935
FNMA	2.38	4-11-2016	92,712,000	94,019,013
FNMA	4.38	10-15-2015	102,298,000	103,145,705
FNMA	5.00	3-15-2016	82,572,000	84,979,129
Overseas Private Investment Corporation ±§	0.11	11-20-2019	10,000,000	10,000,000
Overseas Private Investment Corporation ±§	0.11	9-30-2031	12,637,770	12,637,770
Overseas Private Investment Corporation ±§	0.12	9-20-2022	7,000,000	7,000,000
Overseas Private Investment Corporation ±§	0.12	3-15-2024	6,347,363	6,347,362
Overseas Private Investment Corporation ±§	0.12	10-15-2027	94,000,000	94,000,000
Overseas Private Investment Corporation ±§	0.12	5-15-2033	6,180,451	6,180,451
Overseas Private Investment Corporation Series 1 ±§	0.12	9-30-2031	4,975,500	4,975,500
Overseas Private Investment Corporation Series 2 ±§	0.11	1-15-2021	7,161,922	7,161,922
Overseas Private Investment Corporation Series 2 ±§	0.12	10-10-2025	9,000,000	9,000,000
Overseas Private Investment Corporation Series 2 ±§	0.12	9-30-2031	11,642,670	11,642,670
Overseas Private Investment Corporation Series 4 ±§	0.11	1-15-2021	5,856,000	5,856,000
Overseas Private Investment Corporation Series 4 ±§	0.12	9-30-2031	6,766,680	6,766,680
Overseas Private Investment Corporation Series 5 ±§	0.12	9-30-2031	6,965,700	6,965,700
Overseas Private Investment Corporation Series 6 ±§	0.12	9-30-2031	6,965,700	6,965,700
Overseas Private Investment Corporation Series 7 ±§	0.12	9-30-2031	3,980,400	3,980,400
Overseas Private Investment Corporation Series 8 ±§	0.12	9-30-2031	9,951,000	9,951,000
Overseas Private Investment Corporation Series 9 ±§	0.12	9-30-2031	4,676,970	4,676,970

Total Government Agency Debt (Cost $9,619,404,799)				9,619,404,799

Municipal Obligations: 0.42%

California: 0.04%

Variable Rate Demand Notes ø: 0.04%
Association of Bay Area Governments California Finance Authority Housing Gaia Building Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	9-15-2032	260,000	260,000
California CDA Aegis Pleasant Hill Series H (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	7-1-2027	6,270,000	6,270,000
California Statewide CDA Valley Palms Apartments Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.15	5-15-2035	1,840,000	1,840,000

				8,370,000

Florida: 0.00%

Variable Rate Demand Note ø: 0.00%
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	0.12	7-15-2034	240,000	240,000

Iowa: 0.01%

Variable Rate Demand Note ø: 0.01%
Iowa Finance Authority Taxable Mortgage Back Securities Program Series C (Housing Revenue, GNMA/FNMA Insured, FHLB SPA)	0.11	7-1-2037	2,210,000	2,210,000

New Hampshire: 0.01%

Variable Rate Demand Note ø: 0.01%
New Hampshire HFA (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	4-15-2016	2,700,000	2,700,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York: 0.27%

Variable Rate Demand Notes ø: 0.27%
New York HFA 38th Street Series B (Housing Revenue, FNMA LIQ)	0.11%	5-15-2033	$6,100,000	$6,100,000
New York HFA North End Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	11-15-2036	2,500,000	2,500,000
New York HFA Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	5-15-2033	10,900,000	10,900,000
New York HFA Tribeca Park Housing Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	11-15-2029	1,400,000	1,400,000
New York HFA Tribeca Park Housing Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	11-15-2029	2,000,000	2,000,000
New York HFA West 33rd Street Housing Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2036	2,300,000	2,300,000
New York NY Housing Development Corporation 155 West 21st Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.12	11-15-2037	6,200,000	6,200,000
New York NY Housing Development Corporation 201 Pearl Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	10-15-2041	13,975,000	13,975,000
New York NY Housing Development Corporation 90 West Street Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.10	3-15-2036	8,000,000	8,000,000
New York NY Housing Development Corporation Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	11-15-2031	3,700,000	3,700,000
New York NY Housing Development Corporation Westport Development Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	6-15-2034	4,400,000	4,400,000

				61,475,000

Texas: 0.05%

Variable Rate Demand Note ø: 0.05%
Bexar County TX Housing Finance Corporation Vista Meadows Fredericksburg Place Apartments Project Series 2006 (Housing Revenue, FHLMC LIQ)	0.03	9-1-2036	11,435,000	11,435,000

Washington: 0.03%

Variable Rate Demand Notes ø: 0.03%
Washington Housing Finance Commission Brittany Park Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.21	11-1-2021	1,605,000	1,605,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.14	12-15-2036	2,795,000	2,795,000
Washington Housing Finance Commission Highland Park Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.17	7-15-2038	1,035,000	1,035,000
Washington Housing Finance Commission Rolling Hills Apartments Project Series B (Housing Revenue, FNMA Insured, FNMA LIQ)	0.18	6-15-2037	1,295,000	1,295,000

				6,730,000

Wisconsin: 0.01%

Variable Rate Demand Note ø: 0.01%
Wisconsin PFA Affinity At Monterrey Project (Miscellaneous Revenue, East West Bank LOC)	0.16	8-1-2048	3,000,000	3,000,000

Total Municipal Obligations (Cost $96,160,000)				96,160,000

Repurchase Agreements ^^: 58.01%
Bank of America Corporation, dated 7-31-2015, maturity value $465,305,816 (1)	0.15	8-3-2015	465,300,000	465,300,000
Bank of Montreal, dated 7-28-2015, maturity value $100,002,139 (2)	0.11	8-4-2015	100,000,000	100,000,000
Bank of Nova Scotia, dated 7-31-2015, maturity value $125,001,771 (3)	0.17	8-3-2015	125,000,000	125,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Government Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
BNP Paribas Securities Corporation, dated 7-14-2015, maturity value $250,023,681 (4)(i)	0.11%	8-14-2015	$250,000,000	$250,000,000
BNP Paribas Securities Corporation, dated 7-24-2015, maturity value $150,012,833 (5)(i)	0.14	8-21-2015	150,000,000	150,000,000
BNP Paribas Securities Corporation, dated 7-31-2015, maturity value $250,002,917 (6)	0.11	8-3-2015	250,000,000	250,000,000
BNP Paribas Securities Corporation, dated 7-31-2015, maturity value $350,004,375 (7)	0.15	8-3-2015	350,000,000	350,000,000
Citibank NA, dated 7-30-2015, maturity value $250,006,806 (8)	0.14	8-6-2015	250,000,000	250,000,000
Citibank NA, dated 7-31-2015, maturity value $250,003,333 (9)	0.16	8-3-2015	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-28-2015, maturity value $250,005,833 (10)	0.12	8-4-2015	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-31-2015, maturity value $500,006,667 (11)	0.16	8-3-2015	500,000,000	500,000,000
Credit Agricole SA, dated 7-30-2015, maturity value $250,006,319 (12)	0.13	8-6-2015	250,000,000	250,000,000
Credit Agricole SA, dated 7-31-2015, maturity value $1,000,012,500 (13)	0.15	8-3-2015	1,000,000,000	1,000,000,000
Credit Agricole SA, dated 7-31-2015, maturity value $715,707,753 (14)	0.13	8-3-2015	715,700,000	715,700,000
Credit Suisse Securities, dated 7-29-2015, maturity value $500,012,639 (15)	0.13	8-5-2015	500,000,000	500,000,000
Credit Suisse Securities, dated 7-30-2015, maturity value $250,006,806 (16)	0.14	8-6-2015	250,000,000	250,000,000
Federal Reserve Bank of New York, dated 7-31-2015, maturity value $3,750,015,625 (17)	0.05	8-3-2015	3,750,000,000	3,750,000,000
Goldman Sachs & Company, dated 7-31-2015, maturity value $100,001,167 (18)	0.14	8-3-2015	100,000,000	100,000,000
HSBC Securities, dated 7-31-2015, maturity value $300,003,750 (19)	0.15	8-3-2015	300,000,000	300,000,000
JPMorgan Securities, dated 7-7-2015, maturity value $250,020,833 (20)	0.10	8-6-2015	250,000,000	250,000,000
Merrill Pierce Fenner Smith Incorporated, dated 7-31-2015, maturity value $100,001,250 (21)	0.15	8-3-2015	100,000,000	100,000,000
Merrill Pierce Fenner Smith Incorporated, dated 7-31-2015, maturity value $250,002,708 (22)	0.13	8-3-2015	250,000,000	250,000,000
RBC Capital Markets, dated 6-8-2015, maturity value $500,178,889 (23)§±	0.14	9-8-2015	500,000,000	500,000,000
RBC Capital Markets, dated 7-31-2015, maturity value $800,009,333 (24)	0.14	8-3-2015	800,000,000	800,000,000
Societe Generale, dated 7-31-2015, maturity value $1,250,019,792 (25)	0.19	8-3-2015	1,250,000,000	1,250,000,000
TD Securities, dated 7-31-2015, maturity value $450,005,625 (26)	0.15	8-3-2015	450,000,000	450,000,000

Total Repurchase Agreements (Cost $13,406,000,000)				13,406,000,000

Total investments in securities (Cost $23,121,564,799) *	100.06%	23,121,564,799
Other assets and liabilities, net	(0.06)	(13,171,136)

Total net assets	100.00%	$23,108,393,663

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Government Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 4.00% to 4.50%, 4-20-2041 to 9-20-2041, fair value including accrued interest is $479,259,000.

(2)	U.S. government securities, 1.38% to 6.50%, 9-30-2018 to 7-1-2045, fair value including accrued interest is $102,982,497.

(3)	U.S. government securities, 2.50% to 6.50%, 2-1-2023 to 2-1-2045, fair value including accrued interest is $129,608,333.

(4)	U.S. government securities, 0.00% to 7.00%, 7-21-2016 to 7-20-2045, fair value including accrued interest is $257,360,479.

(5)	U.S. government securities, 1.00% to 6.00%, 11-30-2019 to 6-1-2045, fair value including accrued interest is $154,453,730.

(6)	U.S. government securities, 0.00% to 8.88%, 8-4-2015 to 5-4-2037, fair value including accrued interest is $255,000,166.

(7)	U.S. government securities, 0.00% to 5.00%, 1-7-2016 to 8-20-2063, fair value including accrued interest is $360,482,005.

(8)	U.S. government securities, 0.00% to 6.00%, 2-29-2016 to 6-1-2044, fair value including accrued interest is $255,083,650.

(9)	U.S. government securities, 0.12% to 4.38%, 4-30-2016 to 4-1-2044, fair value including accrued interest is $255,018,123.

(10)	U.S. government securities, 0.63% to 5.38%, 2-15-2031 to 2-15-2045, fair value including accrued interest is $255,000,010.

(11)	U.S. government securities, 0.00% to 7.00%, 8-15-2015 to 9-1-2047, fair value including accrued interest is $514,936,682.

(12)	U.S. government securities, 2.88% to 4.00%, 10-1-2028 to 2-1-2045, fair value including accrued interest is $257,500,000.

(13)	U.S. government securities, 0.00% to 5.71%, 1-1-2019 to 6-20-2065, fair value including accrued interest is $1,030,000,000.

(14)	U.S. government securities, 1.13% to 2.38%, 1-15-2017 to 2-15-2025, fair value including accrued interest is $730,014,008.

(15)	U.S. government securities, 0.00% to 2.63%, 1-15-2016 to 10-15-2028, fair value including accrued interest is $510,003,096.

(16)	U.S. government securities, 0.13% to 9.88%, 11-15-2015 to 5-15-2045, fair value including accrued interest is $255,001,300.

(17)	U.S. government securities, 1.13% to 4.38%, 10-31-2018 to 8-15-2042, fair value including accrued interest is $3,750,015,669.

(18)	U.S. government securities, 3.50% to 4.50%, 2-1-2026 to 4-1-2044, fair value including accrued interest is $103,000,000.

(19)	U.S. government securities, 1.93% to 4.15%, 1-1-2019 to 11-1-2043, fair value including accrued interest is $309,000,120.

(20)	U.S. government securities, 1.98% to 6.00%, 11-1-2015 to 4-1-2048, fair value including accrued interest is $257,500,452.

(21)	U.S. government securities, 3.50%, 3-20-2045, fair value including accrued interest is $103,000,000.

(22)	U.S. government securities, 0.88% to 5.25%, 9-15-2017 to 2-15-2045, fair value including accrued interest is $255,000,000.

(23)	U.S. government securities, 1.22% to 4.50%, 6-25-2018 to 5-20-2065, fair value including accrued interest is $514,999,990.

(24)	U.S. government securities, 1.35% to 10.50%, 1-20-2017 to 5-20-2065, fair value including accrued interest is $824,000,000.

(25)	U.S. government securities, 0.00% to 9.67%, 8-1-2015 to 4-20-2065, fair value including accrued interest is $1,283,961,195.

(26)	U.S. government securities, 3.00% to 4.50%, 12-1-2028 to 7-1-2045, fair value including accrued interest is $463,500,001.

(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2015 (unaudited)	Wells Fargo Advantage Government Money Market Fund	13

Assets
Investments
In unaffiliated securities, at amortized cost	$9,715,564,799
In repurchase agreements, at amortized cost	13,406,000,000

Total investments, at amortized cost	23,121,564,799
Cash	25,779
Receivable for investments sold	80,000
Receivable for Fund shares sold	1,470,271
Receivable for interest	9,204,009
Receivable from manager	526,547
Prepaid expenses and other assets	322,115

Total assets	23,133,193,520

Liabilities
Dividends payable	125,029
Payable for investments purchased	20,005,032
Payable for Fund shares redeemed	1,500,668
Distribution fee payable	817
Administration fees payable	1,703,866
Shareholder servicing fees payable	866,025
Accrued expenses and other liabilities	598,420

Total liabilities	24,799,857

Total net assets	$23,108,393,663

NET ASSETS CONSIST OF
Paid-in capital	$23,108,467,936
Overdistributed net investment income	(32,091)
Accumulated net realized losses on investments	(42,182)

Total net assets	$23,108,393,663

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$272,198,539
Shares outstanding – Class A1	272,201,040
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$752,798,324
Shares outstanding – Administrator Class[1]	752,801,120
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$17,908,296,792
Shares outstanding – Institutional Class[1]	17,908,400,820
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$900,100,001
Shares outstanding – Select Class[1]	900,100,001
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$3,272,933,416
Shares outstanding – Service Class[1]	3,272,960,170
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$2,066,591
Shares outstanding – Sweep Class[1]	2,066,689
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Government Money Market Fund	Statement of operations—six months ended July 31, 2015 (unaudited)

Investment income
Interest	$12,472,067

Expenses
Management fee	15,162,188
Administration fees
Class A	309,599
Administrator Class	325,030
Institutional Class	7,013,407
Select Class	13,154	[1]
Service Class	2,184,639
Sweep Class	4,280
Shareholder servicing fees
Class A	351,817
Administrator Class	324,740
Service Class	4,549,426
Sweep Class	4,864
Distribution fee
Sweep Class	6,810
Custody and accounting fees	536,111
Professional fees	30,043
Registration fees	53,390
Shareholder report expenses	673
Trustees’ fees and expenses	7,265
Other fees and expenses	6,557

Total expenses	30,883,993
Less: Fee waivers and/or expense reimbursements	(19,520,721)

Net expenses	11,363,272

Net investment income	1,108,795

Net realized gains on investments	1,271

Net increase in net assets resulting from operations	$1,110,066

[1]	For the period from June 30, 2015 (commencement of class operations) to July 31, 2015

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Government Money Market Fund	15

	Six months ended July 31, 2015 (unaudited)		Year ended January 31, 2015

Operations
Net investment income		$1,108,795		$2,359,849
Net realized gains (losses) on investments		1,271		(43,453)

Net increase in net assets resulting from operations		1,110,066		2,316,396

Distributions to shareholders from
Net investment income
Class A		(14,073)		(36,443)
Administrator Class		(32,503)		(63,757)
Institutional Class		(876,680)		(1,872,042)
Select Class		(3,289)[1]		N/A
Service Class		(182,055)		(386,262)
Sweep Class		(195)		(1,345)
Net realized gains
Class A		0		(27)
Administrator Class		0		(67)
Institutional Class		0		(1,853)
Service Class		0		(365)
Sweep Class		0		(9)

Total distributions to shareholders		(1,108,795)		(2,362,170)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	181,803,832	181,803,832	397,630,873	397,630,873
Administrator Class	2,135,962,541	2,135,962,541	6,012,582,667	6,012,582,667
Institutional Class	83,292,818,420	83,292,818,420	186,128,851,059	186,128,851,059
Select Class	900,100,549 [1]	900,100,549 [1]	N/A	N/A
Service Class	17,425,858,140	17,425,858,140	29,905,782,934	29,905,782,934
Sweep Class	12,339,320	12,339,320	37,200,112	37,200,112

		103,948,882,802		222,482,047,645

Reinvestment of distributions
Class A	13,938	13,938	34,443	34,443
Administrator Class	16,151	16,151	37,644	37,644
Institutional Class	394,894	394,894	900,897	900,897
Service Class	17,181	17,181	36,087	36,087
Sweep Class	195	195	1,354	1,354

		442,359		1,010,425

Payment for shares redeemed
Class A	(218,376,302)	(218,376,302)	(495,396,103)	(495,396,103)
Administrator Class	(2,027,846,809)	(2,027,846,809)	(5,963,974,157)	(5,963,974,157)
Institutional Class	(82,894,615,085)	(82,894,615,085)	(189,413,095,321)	(189,413,095,321)
Select Class	(548)[1]	(548)[1]	N/A	N/A
Service Class	(18,282,754,726)	(18,282,754,726)	(29,916,417,720)	(29,916,417,720)
Sweep Class	(16,887,453)	(16,887,453)	(48,831,010)	(48,831,010)

		(103,440,480,923)		(225,837,714,311)

Net increase (decrease) in net assets resulting from capital share transactions		508,844,238		(3,354,656,241)

Total increase (decrease) in net assets		508,845,509		(3,354,702,015)

Net assets
Beginning of period		22,599,548,154		25,954,250,169

End of period		$23,108,393,663		$22,599,548,154

Overdistributed net investment income		$(32,091)		$(32,091)

[1]	For the period from June 30, 2015 (commencement of class operations) to July 31, 2015

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
CLASS A		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.61%	0.60%	0.58%	0.65%
Net expenses	0.10%	0.09%	0.10%	0.17%	0.12%	0.22%	0.28%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$272,199	$308,757	$406,489	$564,676	$937,172	$1,078,873	$777,462

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.35%	0.39%
Net expenses	0.10%	0.09%	0.09%	0.17%	0.12%	0.21%	0.28%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$752,798	$644,666	$596,022	$408,411	$608,948	$547,278	$788,478

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.03%	0.08%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.23%	0.27%
Net expenses	0.10%	0.09%	0.10%	0.17%	0.12%	0.20%	0.21%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%	0.10%
Supplemental data
Net assets, end of period (000s omitted)	$17,908,297	$17,509,698	$20,793,077	$22,762,489	$26,412,568	$19,760,296	$20,661,470

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	19

(For a share outstanding throughout the period)

SELECT CLASS	Period ended July 31, 2015[1] (unaudited)
Net asset value, beginning of period	$1.00
Net investment income	0.00 [2]
Net realized gains on investments	0.00 [2]

Total from investment operations	0.00 [2]
Distributions to shareholders from net investment income	(0.00)[2]
Net asset value, end of period	$1.00
Total return[3]	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.18%
Net expenses	0.11%
Net investment income	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$900,100

[1]	For the period from June 30, 2015 (commencement of class operations) to July 31, 2015

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
SERVICE CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00 [2]	0.00	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.52%	0.56%
Net expenses	0.10%	0.09%	0.10%	0.17%	0.12%	0.22%	0.28%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,272,933	$4,129,813	$4,140,419	$6,440,560	$5,256,816	$5,820,697	$4,595,307

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Government Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
SWEEP CLASS		2015	2014		2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	(0.00)[2]	0.00 [2]	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00 [2]	(0.00)[2]	0.00	[2]	0.00	0.00 [2]	(0.00)[2]

Total from investment operations	(0.00)[2]	0.00 [2]	0.00	[2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	0.00	[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	0.00	[2]	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	0.00	[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%		0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.96%	0.96%	0.96%		0.96%	0.96%	0.94%
Net expenses	0.10%	0.09%	0.10%		0.17%	0.12%	0.22%
Net investment income	0.01%	0.01%	0.01%		0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,067	$6,615	$18,244		$22,998	$101,911	$127,791

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Government Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Money Market Fund	23

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, the Fund had capital loss carryforwards which consisted of $43,453 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

24	Wells Fargo Advantage Government Money Market Fund	Notes to financial statements (unaudited)

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% of the Fund’s average daily net assets. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For the six months ended July 31, 2015, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets. For financial statement purposes, advisory fees and fund-level administration fees for the six months ended July 31, 2015 have been included in management fee on the Statement of Operations.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.16% for Select Class shares, 0.50% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to financial statements (unaudited)	Wells Fargo Advantage Government Money Market Fund	25

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

26	Wells Fargo Advantage Government Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	27

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Government Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Government Money Market Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

30	Wells Fargo Advantage Government Money Market Fund	Other information (unaudited)

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was equal to or in range of the average performance of the Universe for all periods under review. The Board also noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or equal to the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates of the Fund were lower than or in range of the average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also

Other information (unaudited)	Wells Fargo Advantage Government Money Market Fund	31

received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

32	Wells Fargo Advantage Government Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236204 09-15 SA303/SAR303 07-15

Wells Fargo Advantage

Heritage Money Market FundSM

Semi-Annual Report

July 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Heritage Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Heritage Money Market Fund for the six-month period that ended July 31, 2015. The past six months were marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission, expectation for the U.S. Federal Reserve (Fed) to raise the federal funds rate, and limited supply of high-quality, short-term investments.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to take place over a two-year period with final implementation required by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors.

■	Retail investors will continue to transact at a $1.00 NAV but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities.

■	Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed has set the stage for increasing the federal funds rate.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the Fed continued its near-zero interest-rate policy. However, the Fed emphasized that the timing of an initial increase in the federal funds rate will depend on economic data, and most Fed members believed it will be appropriate to increase the rate in 2015. In her semi-annual testimony before Congress, Fed Chair Janet Yellen also said that “sometimes too much attention is placed on the timing of the first increase in the federal funds target rate. And what should matter to market participants is the entire expected trajectory of policy.” This suggested that the Fed expects economic conditions to evolve in a way that will make it appropriate for it to raise rates gradually over time.

Limited supply of short-term investment securities continued during the reporting period. Banks have been curtailing their issuance of shorter maturities as they move into compliance with stricter liquidity requirements, while others are trimming the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

Letter to shareholders (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Heritage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA

Jeffrey L. Weaver, CFA

Laurie White

Average annual total returns1 (%) as of July 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (SHMXX)	6-29-1995	0.01	0.01	1.42	0.34	0.34
Institutional Class (SHIXX)	3-31-2000	0.02	0.05	1.52	0.22	0.20
Select Class (WFJXX)	6-29-2007	0.09	0.11	1.57	0.18	0.13
Service Class (WHTXX)	6-30-2010	0.01	0.01	1.42	0.51	0.43

Yield summary3 (%) as of July 31, 2015

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	0.01	0.05	0.12	0.01
7-day compound yield	0.01	0.05	0.12	0.01
30-day simple yield	0.01	0.05	0.12	0.01
30-day compound yield	0.01	0.05	0.12	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	5

Portfolio composition[4] as of July 31, 2015

Weighted average maturity[5] as of July 31, 2015
21 days

Weighted average life[6] as of July 31, 2015
59 days

Effective maturity distribution[4] as of July 31, 2015

[1]	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Service Class shares prior to their inception reflects the performance of Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to Service Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.35% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class, and 0.43% for Service Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.09)%, 0.03%, 0.07%, and (0.26)% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Heritage Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2015 to July 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2015	Ending account value 7-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%
Institutional Class
Actual	$1,000.00	$1,000.18	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,000.53	$0.64	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 43.71%
Abbey National Treasury Services plc	0.09%	8-3-2015	$1,116,000,000	$1,116,000,000
Agricultural Bank of China ±§	0.42	9-2-2016	152,000,000	152,000,000
Australia & New Zealand Banking Group	0.08	8-3-2015	620,000,000	620,000,000
Australia & New Zealand Banking Group	0.14	8-3-2015	286,000,000	286,000,000
Banco del Estado de Chile	0.24	8-5-2015	55,000,000	55,000,000
Banco del Estado de Chile	0.26	9-8-2015	55,000,000	55,000,000
Banco del Estado de Chile	0.26	9-22-2015	66,000,000	66,000,000
Bank of Montreal	0.27	10-22-2015	194,000,000	194,000,000
Bank of Montreal ±	0.28	10-19-2015	321,000,000	321,000,000
Bank of New York Mellon Corporation	0.08	8-3-2015	449,000,000	449,000,000
Bank of Nova Scotia ±	0.30	1-7-2016	50,000,000	49,993,615
Bank of Nova Scotia ±	0.31	12-21-2015	156,000,000	156,000,000
Bank of Nova Scotia ±	0.31	11-25-2015	302,000,000	302,000,000
Bank of Nova Scotia ±	0.36	1-8-2016	92,000,000	92,000,000
Bank of Nova Scotia ±	0.42	9-28-2015	17,000,000	17,003,482
Bank of Nova Scotia ±	0.54	10-23-2015	17,000,000	17,009,188
Cooperatieve Centrale	0.28	11-4-2015	155,000,000	155,000,000
Cooperatieve Centrale ±	0.32	10-9-2015	64,000,000	64,009,588
Cooperatieve Centrale ±	0.43	7-12-2016	63,000,000	63,021,378
Credit Agricole SA	0.11	8-3-2015	1,149,000,000	1,149,000,000
Credit Industriel et Commercial (New York)	0.08	8-3-2015	1,060,000,000	1,060,000,000
Credit Suisse (New York) ±	0.55	8-26-2015	35,000,000	35,002,036
DG Bank (New York)	0.30	10-14-2015	225,000,000	225,000,000
DNB Nor Bank ASA	0.06	8-3-2015	391,000,000	391,000,000
HSBC Bank plc	0.28	8-3-2015	50,000,000	50,000,000
HSBC Bank plc	0.22	8-11-2015	161,000,000	161,000,000
HSBC Bank plc ±	0.29	9-2-2015	117,000,000	117,000,000
HSBC Bank plc ±	0.35	1-15-2016	220,000,000	220,000,000
HSBC Bank plc ±	0.35	1-11-2016	120,000,000	120,000,000
HSBC Bank plc ±	0.35	1-5-2016	157,000,000	157,000,000
ING (U.S.) Funding LLC	0.10	8-3-2015	488,000,000	488,000,000
KBC Bank	0.07	8-3-2015	1,045,000,000	1,045,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.26	8-3-2015	81,000,000	81,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.28	9-18-2015	100,000,000	100,000,000
Mizuho Bank Limited	0.26	8-7-2015	112,000,000	112,000,000
Mizuho Bank Limited	0.26	8-20-2015	155,000,000	155,000,000
Mizuho Corporate Bank (z)	0.30	9-4-2015	232,000,000	231,938,177
Mizuho Corporate Bank (z)	0.30	9-8-2015	141,000,000	140,957,731
National Bank of Canada	0.06	8-3-2015	36,100,000	36,100,000
National Bank of Canada ±	0.42	11-6-2015	68,000,000	68,019,044
National Bank of Canada	0.48	1-13-2016	155,000,000	155,000,000
National Bank of Kuwait	0.11	8-3-2015	480,000,000	480,000,000
Natixis (Cayman Islands)	0.08	8-3-2015	250,000,000	250,000,000
Natixis (New York) ±	0.26	9-18-2015	280,000,000	280,000,000
Norinchukin Bank	0.26	8-19-2015	159,000,000	159,000,000
Norinchukin Bank	0.26	9-11-2015	225,000,000	225,000,000
Norinchukin Bank	0.27	10-5-2015	180,000,000	180,000,000
Norinchukin Bank	0.28	10-16-2015	130,000,000	130,000,000
Oversea Chinese Banking Corporation	0.24	9-18-2015	95,000,000	94,998,787
Oversea Chinese Banking Corporation ±	0.34	1-14-2016	130,000,000	130,000,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Royal Bank of Canada ±	0.28%	9-4-2015	$187,000,000	$187,000,000
Skandinaviska Enskilda Banken AG	0.12	8-3-2015	685,000,000	685,000,000
Societe Generale	0.30	8-31-2015	151,000,000	151,000,000
Standard Chartered Bank ±	0.39	2-29-2016	180,000,000	180,000,000
Standard Chartered Bank	0.25	8-3-2015	150,000,000	150,000,000
Standard Chartered Bank	0.30	10-1-2015	112,000,000	112,000,000
Standard Chartered Bank ±	0.38	1-11-2016	227,000,000	227,000,000
Standard Chartered Bank ±	0.38	2-16-2016	147,000,000	147,000,000
Standard Chartered Bank ±	0.38	2-8-2016	142,000,000	142,000,000
State Street Bank & Trust Company ±	0.32	10-1-2015	141,000,000	141,000,000
State Street Bank & Trust Company ±	0.34	10-23-2015	155,000,000	155,000,000
State Street Bank & Trust Company ±	0.36	2-11-2016	165,000,000	165,000,000
State Street Bank & Trust Company ±	0.40	4-11-2016	125,000,000	125,000,000
Sumitomo Mitsui Banking Corporation	0.25	8-12-2015	150,000,000	150,000,000
Sumitomo Mitsui Banking Corporation	0.26	9-8-2015	156,000,000	156,000,000
Sumitomo Mitsui Banking Corporation	0.29	10-28-2015	157,000,000	157,000,000
Sumitomo Trust & Banking Corporation	0.26	8-25-2015	235,000,000	235,000,000
Sumitomo Trust & Banking Corporation	0.28	10-1-2015	121,000,000	121,000,000
Sumitomo Trust & Banking Corporation	0.28	10-2-2015	294,000,000	294,000,000
Sumitomo Trust & Banking Corporation	0.28	10-8-2015	167,000,000	167,000,000
Svenska Handelsbanken A ±	0.29	12-9-2015	173,000,000	173,000,000
Svenska Handelsbanken A ±	0.34	1-19-2016	287,000,000	287,000,000
Toronto-Dominion Bank ±	0.28	11-18-2015	148,000,000	148,000,000
Toronto-Dominion Bank ±	0.28	11-9-2015	159,000,000	159,000,000
Toronto-Dominion Bank ±	0.29	11-6-2015	89,000,000	89,000,000
Toronto-Dominion Bank ±	0.30	4-1-2016	172,000,000	172,000,000
Toronto-Dominion Bank ±	0.32	4-15-2016	227,000,000	227,000,000
Westpac Banking Corporation ±	0.29	11-3-2015	295,000,000	295,000,000

Total Certificates of Deposit (Cost $17,854,053,026)				17,854,053,026

Commercial Paper: 41.34%

Asset-Backed Commercial Paper: 21.98%
Albion Capital Corporation 144A(z)	0.21	8-20-2015	142,370,000	142,355,881
Albion Capital Corporation (z)	0.21	8-21-2015	51,759,000	51,753,565
Anglesea Funding LLC 144A(z)	0.17	8-5-2015	80,000,000	79,999,244
Anglesea Funding LLC 144A±	0.32	12-18-2015	110,000,000	110,000,000
Anglesea Funding LLC 144A±	0.32	11-12-2015	67,000,000	67,000,000
Anglesea Funding LLC 144A±	0.32	11-6-2015	245,000,000	245,000,000
Anglesea Funding LLC 144A±	0.32	10-29-2015	80,000,000	80,000,000
Anglesea Funding LLC 144A±	0.32	11-27-2015	135,000,000	135,000,000
Anglesea Funding LLC 144A±	0.32	12-29-2015	28,000,000	28,000,000
Antalis US Funding Corporation 144A(z)	0.22	8-20-2015	48,000,000	47,995,013
Antalis US Funding Corporation 144A(z)	0.23	8-3-2015	20,000,000	20,000,000
Antalis US Funding Corporation 144A(z)	0.23	8-4-2015	209,270,000	209,268,663
Atlantic Asset Securitization Corporation 144A±	0.28	4-12-2016	144,000,000	143,998,826
Atlantic Asset Securitization Corporation 144A±	0.28	4-15-2016	128,000,000	127,999,743
Barton Capital LLC 144A(z)	0.25	8-26-2015	90,000,000	89,985,625
Barton Capital LLC 144A(z)	0.25	9-11-2015	26,000,000	25,992,958
Bedford Row Funding Corporation 144A±	0.35	1-20-2016	64,000,000	64,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Bedford Row Funding Corporation 144A±	0.29%	9-2-2015	$96,000,000	$95,999,207
Bedford Row Funding Corporation 144A±	0.29	9-16-2015	94,000,000	93,998,858
Bedford Row Funding Corporation 144A±	0.33	2-1-2016	95,000,000	95,000,000
Bennington Stark Capital Company LLC 144A(z)	0.25	8-3-2015	165,000,000	165,000,000
Bennington Stark Capital Company LLC 144A±	0.41	11-10-2015	95,000,000	94,996,107
Cedar Spring Capital Company 144A(z)	0.30	8-27-2015	58,000,000	57,988,400
Chesham Finance Limited 144A(z)	0.16	8-3-2015	64,000,000	64,000,000
Chesham Finance Limited 144A(z)	0.16	8-3-2015	30,000,000	30,000,000
Collateralized Commercial Paper Company LLC ±	0.45	4-22-2016	144,000,000	144,000,000
Collateralized Commercial Paper Company LLC 144A±	0.45	4-22-2016	174,000,000	174,000,000
Collateralized Commercial Paper Company LLC 144A±	0.49	6-8-2016	160,000,000	160,000,000
Collateralized Commercial Paper Company LLC 144A(z)	0.33	8-24-2015	63,000,000	62,987,873
Collateralized Commercial Paper Company LLC (z)	0.33	8-24-2015	28,000,000	27,994,610
Concord Minutemen Capital Company 144A(z)	0.24	9-9-2015	72,000,000	71,982,240
Concord Minutemen Capital Company 144A(z)	0.30	9-2-2015	72,000,000	71,982,000
Concord Minutemen Capital Company 144A(z)	0.30	10-1-2015	42,000,000	41,979,350
Concord Minutemen Capital Company 144A(z)	0.30	10-6-2015	153,000,000	152,918,400
Concord Minutemen Capital Company 144A(z)	0.29	8-4-2015	99,000,000	98,999,203
Concord Minutemen Capital Company 144A(z)	0.29	8-10-2015	58,000,000	57,996,729
Crown Point Capital Company 144A(z)	0.24	8-14-2015	95,000,000	94,993,033
Crown Point Capital Company 144A(z)	0.24	9-3-2015	72,000,000	71,985,120
Crown Point Capital Company 144A(z)	0.24	9-16-2015	74,000,000	73,978,293
Crown Point Capital Company 144A(z)	0.30	9-1-2015	168,000,000	167,959,400
Crown Point Capital Company 144A(z)	0.30	10-1-2015	29,000,000	28,985,742
Crown Point Capital Company 144A(z)	0.30	10-9-2015	117,000,000	116,934,675
Gotham Funding Corporation 144A(z)	0.20	8-3-2015	25,000,000	25,000,000
Gotham Funding Corporation 144A(z)	0.20	8-6-2015	30,000,000	29,999,500
Gotham Funding Corporation 144A(z)	0.20	8-7-2015	65,000,000	64,998,556
Gotham Funding Corporation 144A(z)	0.20	8-12-2015	21,000,000	20,998,950
Gotham Funding Corporation 144A(z)	0.20	8-17-2015	42,000,000	41,996,733
Gotham Funding Corporation 144A(z)	0.20	8-20-2015	38,000,000	37,996,411
Gotham Funding Corporation 144A(z)	0.20	9-2-2015	33,000,000	32,994,500
Gotham Funding Corporation 144A(z)	0.20	9-3-2015	72,000,000	71,987,600
Halkin Finance LLC 144A(z)	0.20	8-5-2015	93,000,000	92,998,967
Halkin Finance LLC 144A(z)	0.20	8-6-2015	115,000,000	114,998,083
Institutional Secured 144A(z)	0.25	8-3-2015	64,000,000	64,000,000
Institutional Secured 144A(z)	0.35	8-13-2015	35,000,000	34,996,597
Institutional Secured 144A(z)	0.38	9-2-2015	199,000,000	198,936,984
Kells Funding LLC 144A(z)	0.16	8-3-2015	81,000,000	81,000,000
Kells Funding LLC 144A±	0.27	9-18-2015	49,000,000	48,999,374
Kells Funding LLC 144A±	0.28	8-25-2015	110,000,000	109,999,328
Kells Funding LLC 144A±	0.28	9-18-2015	127,000,000	126,998,205
Kells Funding LLC 144A±	0.28	10-7-2015	87,000,000	86,998,300
Kells Funding LLC 144A±	0.29	9-23-2015	115,000,000	114,998,015
Kells Funding LLC 144A±	0.29	9-29-2015	154,000,000	153,997,004
Kells Funding LLC 144A±	0.30	1-11-2016	163,000,000	163,000,000
Kells Funding LLC 144A±	0.31	1-13-2016	80,000,000	80,000,000
Legacy Capital Company 144A(z)	0.30	9-15-2015	20,000,000	19,992,833
Legacy Capital Company 144A(z)	0.30	9-21-2015	32,000,000	31,986,933
Legacy Capital Company 144A(z)	0.30	9-24-2015	27,000,000	26,988,300

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Lexington Parker Capital Company LLC 144A(z)	0.24%	9-16-2015	$67,000,000	$66,980,347
Lexington Parker Capital Company LLC 144A(z)	0.29	8-10-2015	93,000,000	92,994,756
Lexington Parker Capital Company LLC 144A(z)	0.30	9-2-2015	68,000,000	67,983,000
Lexington Parker Capital Company LLC 144A(z)	0.30	9-14-2015	61,000,000	60,978,650
Lexington Parker Capital Company LLC 144A(z)	0.30	10-1-2015	12,000,000	11,994,100
Lexington Parker Capital Company LLC 144A(z)	0.30	10-6-2015	20,000,000	19,989,333
Lexington Parker Capital Company LLC 144A(z)	0.30	10-13-2015	28,000,000	27,983,433
Lexington Parker Capital Company LLC 144A(z)	0.29	8-4-2015	65,000,000	64,999,476
Lexington Parker Capital Company LLC 144A(z)	0.30	9-9-2015	56,000,000	55,982,733
Lexington Parker Capital Company LLC 144A(z)	0.30	10-9-2015	54,000,000	53,969,850
Liberty Street Funding LLC 144A(z)	0.21	9-8-2015	65,000,000	64,986,350
Liberty Street Funding LLC 144A(z)	0.22	9-9-2015	73,000,000	72,983,494
Liberty Street Funding LLC 144A(z)	0.22	9-17-2015	28,000,000	27,992,300
Liberty Street Funding LLC 144A(z)	0.20	8-6-2015	15,000,000	14,999,750
Liberty Street Funding LLC 144A(z)	0.20	8-10-2015	15,000,000	14,999,417
Liberty Street Funding LLC 144A(z)	0.20	8-19-2015	15,000,000	14,998,667
Liberty Street Funding LLC 144A(z)	0.21	8-25-2015	20,000,000	19,997,433
Liberty Street Funding LLC 144A(z)	0.21	8-26-2015	53,000,000	52,992,889
LMA Americas LLC 144A(z)	0.19	8-26-2015	41,000,000	40,995,023
LMA Americas LLC 144A(z)	0.20	8-28-2015	109,000,000	108,984,861
Manhattan Asset Funding Company (z)	0.21	8-21-2015	76,000,000	75,992,020
Manhattan Asset Funding Company (z)	0.21	8-27-2015	38,000,000	37,994,680
Manhattan Asset Funding Company (z)	0.23	8-17-2015	5,000,000	4,999,553
Manhattan Asset Funding Company (z)	0.23	9-16-2015	133,000,000	132,962,612
Manhattan Asset Funding Company (z)	0.21	8-7-2015	47,706,000	47,704,887
Matchpoint Finance plc 144A(z)	0.23	8-17-2015	5,000,000	4,999,553
Matchpoint Finance plc 144A(z)	0.25	8-31-2015	17,000,000	16,996,694
Matchpoint Finance plc 144A(z)	0.30	9-17-2015	123,000,000	122,953,875
Matchpoint Finance plc 144A(z)	0.30	10-7-2015	91,000,000	90,950,708
Matchpoint Finance plc 144A(z)	0.32	10-8-2015	27,000,000	26,984,160
Mizuho Corporate Bank (z)	0.34	10-6-2015	195,000,000	194,882,232
Mountcliff Funding LLC 144A(z)	0.16	8-3-2015	164,000,000	164,000,000
Ridgefield Funding Company LLC 144A±	0.29	2-16-2016	157,000,000	157,000,000
Ridgefield Funding Company LLC 144A±	0.29	2-8-2016	408,000,000	408,000,000
Ridgefield Funding Company LLC 144A±	0.29	11-6-2015	158,000,000	158,000,000
Starbird Funding Corporation 144A(z)	0.30	10-7-2015	29,000,000	28,984,292
Starbird Funding Corporation 144A(z)	0.32	10-28-2015	30,000,000	29,977,067
Versailles Commercial Paper LLC 144A±	0.27	4-8-2016	61,000,000	61,000,000
Versailles Commercial Paper LLC 144A±	0.27	3-11-2016	125,000,000	125,000,000
Versailles Commercial Paper LLC 144A±	0.26	8-6-2015	31,000,000	31,000,000
Victory Receivables 144A(z)	0.20	8-5-2015	29,000,000	28,999,678
Victory Receivables 144A(z)	0.20	8-6-2015	32,008,000	32,007,467
Victory Receivables 144A(z)	0.20	8-14-2015	61,458,000	61,454,244
Victory Receivables 144A(z)	0.20	8-24-2015	60,000,000	59,993,000
Victory Receivables 144A(z)	0.20	8-27-2015	55,000,000	54,992,667

				8,977,485,182

Financial Company Commercial Paper: 13.21%
Australia & New Zealand Banking Group 144A±	0.43	4-18-2016	158,000,000	158,055,547
Australia & New Zealand Banking Group 144A±	0.30	12-21-2015	102,000,000	102,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Banco de Credito e Inversiones 144A(z)	0.46%	8-3-2015	$94,000,000	$94,000,000
Banco de Credito e Inversiones 144A(z)	0.46	10-5-2015	102,000,000	101,917,890
Banco del Estado de Chile 144A(z)	0.35	9-2-2015	53,100,000	53,084,512
Banco del Estado de Chile 144A(z)	0.35	9-8-2015	31,000,000	30,989,150
Banco del Estado de Chile 144A(z)	0.35	9-17-2015	27,175,000	27,163,111
Banco del Estado de Chile 144A(z)	0.35	10-5-2015	34,740,000	34,718,722
Banco del Estado de Chile 144A(z)	0.35	10-8-2015	51,000,000	50,967,275
Banco del Estado de Chile 144A(z)	0.36	8-3-2015	48,000,000	48,000,000
Banco Santander Chile 144A(z)	0.25	8-7-2015	90,000,000	89,997,500
Banco Santander Chile 144A(z)	0.40	8-20-2015	33,000,000	32,993,767
Bank of Nova Scotia 144A±	0.31	12-1-2015	163,000,000	163,000,000
Bank of Nova Scotia 144A±	0.33	4-1-2016	166,000,000	166,000,000
Banque et Caisse d’Epargne de l’Etat (z)	0.30	11-17-2015	66,000,000	65,941,700
Banque et Caisse d’Epargne de l’Etat (z)	0.31	8-20-2015	33,000,000	32,995,169
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	8-18-2015	66,000,000	65,994,225
CDP Financial Incorporated 144A(z)	0.17	9-14-2015	25,000,000	24,995,042
CDP Financial Incorporated 144A(z)	0.19	8-17-2015	31,000,000	30,997,709
Commonwealth Bank of Australia 144A±	0.28	10-29-2015	25,000,000	25,000,454
Commonwealth Bank of Australia 144A±	0.29	2-25-2016	118,000,000	117,993,740
DBS Bank Limited 144A(z)	0.20	8-6-2015	56,000,000	55,999,067
HSBC Bank plc 144A±	0.34	2-8-2016	190,000,000	190,000,000
JPMorgan Securities Incorporated 144A±	0.39	11-19-2015	147,000,000	147,000,000
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.28	10-1-2015	132,000,000	131,939,427
National Australia Bank Limited 144A±	0.33	1-8-2016	310,000,000	310,000,000
National Australia Bank Limited 144A±	0.28	11-20-2015	152,000,000	152,000,000
Nederlandse Waterschapsbank 144A(z)	0.25	10-27-2015	189,000,000	188,888,438
NRW Bank 144A(z)	0.20	8-21-2015	110,000,000	109,989,000
NV Bank Nederlandse Gemeenten 144A±	0.27	11-9-2015	258,000,000	258,000,000
NV Bank Nederlandse Gemeenten 144A±	0.27	12-10-2015	138,000,000	137,997,540
NV Bank Nederlandse Gemeenten 144A±	0.28	1-25-2016	160,000,000	160,000,000
NV Bank Nederlandse Gemeenten 144A(z)	0.29	9-21-2015	122,000,000	121,951,844
NV Bank Nederlandse Gemeenten 144A±	0.29	9-3-2015	167,000,000	167,000,000
Oversea Chinese Banking (z)	0.21	8-6-2015	21,080,000	21,079,631
Shagang South Asia (z)	0.48	8-13-2015	32,000,000	31,995,733
Skandinaviska Enskilda Banken AG 144A(z)	0.27	9-18-2015	150,000,000	149,948,250
Sumitomo Mitsui Banking Corporation 144A(z)	0.28	10-7-2015	126,000,000	125,936,300
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	8-5-2015	161,000,000	160,997,764
Sumitomo Mitsui Banking Corporation 144A(z)	0.26	8-26-2015	136,000,000	135,977,409
Sumitomo Trust & Banking Corporation 144A(z)	0.28	10-19-2015	135,000,000	134,919,150
Suncorp Group Limited 144A(z)	0.33	8-10-2015	37,000,000	36,997,626
Suncorp Group Limited 144A(z)	0.35	10-8-2015	129,200,000	129,117,097
Suncorp Group Limited 144A(z)	0.36	11-12-2015	31,000,000	30,968,690
Suncorp Group Limited 144A(z)	0.36	11-16-2015	28,000,000	27,970,600
Suncorp Group Limited 144A(z)	0.37	10-26-2015	50,000,000	49,957,300
Suncorp Group Limited 144A(z)	0.39	10-28-2015	28,000,000	27,973,913
Swedbank (z)	0.25	9-8-2015	45,000,000	44,988,750
TCL Industries Holdings (z)	0.45	8-4-2015	40,000,000	39,999,500
TCL Industries Holdings (z)	0.45	8-6-2015	30,000,000	29,998,875
Westpac Banking Corporation 144A±	0.28	10-19-2015	336,000,000	336,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Westpac Banking Corporation 144A±	0.26%	12-7-2015	$107,000,000	$106,992,622
Westpac Banking Corporation 144A±	0.30	2-18-2016	128,000,000	128,000,000

				5,397,390,039

Other Commercial Paper: 6.15%
Caisse Des Depots et Consignations 144A(z)	0.19	8-19-2015	40,000,000	39,996,622
Caisse Des Depots et Consignations 144A(z)	0.22	8-17-2015	65,000,000	64,994,439
Caisse Des Depots et Consignations 144A(z)	0.24	10-6-2015	92,000,000	91,960,747
Changhong Trading Limited (z)	0.48	8-6-2015	130,000,000	129,994,800
China International Marine Containers (z)	0.48	8-12-2015	169,500,000	169,479,660
China International Marine Containers (z)	0.45	8-6-2015	256,500,000	256,490,381
China Shipping Container Lines (z)	0.43	8-4-2015	45,000,000	44,999,463
China Shipping Container Lines (z)	0.48	8-6-2015	135,000,000	134,994,600
China Shipping Container Lines (z)	0.48	8-13-2015	171,000,000	170,977,200
Chinatex Capital Limited (z)	0.43	8-4-2015	52,000,000	51,999,379
CNPC Finance 144A(z)	0.40	8-6-2015	45,000,000	44,998,500
CNPC Finance 144A(z)	0.41	8-5-2015	122,125,000	122,122,189
CNPC Finance 144A(z)	0.45	8-18-2015	60,000,000	59,988,750
CNPC Finance 144A(z)	0.45	8-14-2015	54,000,000	53,992,575
CNPC Finance 144A(z)	0.45	8-17-2015	42,000,000	41,992,650
COFCO Capital Corporation (z)	0.48	8-4-2015	65,000,000	64,999,133
COFCO Capital Corporation (z)	0.18	8-20-2015	40,950,000	40,946,519
Erste Abwicklungsanstalt 144A(z)	0.21	9-10-2015	80,000,000	79,982,267
Erste Abwicklungsanstalt 144A(z)	0.21	9-11-2015	80,000,000	79,981,800
Erste Abwicklungsanstalt 144A(z)	0.24	8-6-2015	94,000,000	93,998,120
Erste Abwicklungsanstalt 144A(z)	0.27	10-23-2015	59,000,000	58,964,821
Erste Abwicklungsanstalt 144A±	0.38	2-9-2016	65,000,000	65,000,000
Sinochem Capital Company Limited (z)	0.19	8-5-2015	196,000,000	195,997,931
Sinochem Capital Company Limited (z)	0.43	8-6-2015	193,000,000	192,993,084
Toyota Motor Credit Corporation ±	0.28	12-1-2015	163,000,000	163,000,000

				2,514,845,630

Total Commercial Paper (Cost $16,889,720,851)				16,889,720,851

Municipal Obligations: 2.60%

Arizona: 0.16%

Other Municipal Debt: 0.13%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.18	8-6-2015	28,000,000	27,999,580
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.18	8-7-2015	25,000,000	24,999,500

				52,999,080

Variable Rate Demand Note ø: 0.03%
Yavapai County AZ IDA Drake Cement LLC Project (Miscellaneous Revenue, Scotia Bank LOC)	0.25	9-1-2035	12,500,000	12,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

California: 0.01%

Variable Rate Demand Note ø: 0.01%
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.24%	11-1-2041	$5,000,000	$5,000,000

Colorado: 0.49%

Variable Rate Demand Notes ø: 0.49%
Avon CO Traer Creek Metropolitan District Refunding Bond Series 2014 (GO, BNP Paribas LOC)	0.13	10-1-2030	19,175,000	19,175,000
Colorado HFA Class I Series B-1 (Housing Revenue, JPMorgan Chase & Company SPA)	0.14	10-1-2038	31,025,000	31,025,000
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	0.12	10-1-2033	6,320,000	6,320,000
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	0.12	10-1-2033	12,600,000	12,600,000
Colorado HFA MFHR Fort Carson Family Project Series B-2 (Housing Revenue, FHLB SPA)	0.12	5-1-2052	87,315,000	87,315,000
Southern Ute Indian Tribe Reservation Colorado Series 2007 (Miscellaneous Revenue)	0.14	1-1-2027	45,460,000	45,460,000

				201,895,000

Georgia: 0.06%

Other Municipal Debt: 0.06%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.18	8-6-2015	11,432,000	11,432,000
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.19	8-17-2015	14,355,000	14,355,000

				25,787,000

Louisiana: 0.04%

Variable Rate Demand Note ø: 0.04%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.24	2-1-2045	16,280,000	16,280,000

Maine: 0.22%

Variable Rate Demand Notes ø: 0.22%
Maine Housing Authority Series D (Housing Revenue, Royal Bank of Canada SPA)	0.15	11-15-2039	52,000,000	52,000,000
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ)	0.14	11-15-2032	36,585,000	36,585,000

				88,585,000

Maryland: 0.12%

Variable Rate Demand Note ø: 0.12%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC)	0.12	7-1-2032	47,395,000	47,395,000

Michigan: 0.11%

Variable Rate Demand Notes ø: 0.11%
Michigan Finance Authority Series B (Miscellaneous Revenue, PNC Bank NA LOC)	0.13	9-1-2050	25,000,000	25,000,000
Michigan Finance Authority Series C (Miscellaneous Revenue, Bank of Montreal LOC)	0.13	9-1-2050	22,000,000	22,000,000

				47,000,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Hampshire: 0.05%

Variable Rate Demand Note ø: 0.05%
New Hampshire HEFA Taxable Higher Education Loan Corporation Series A (Miscellaneous Revenue, Royal Bank of Canada LOC)	0.14%	12-1-2032	$19,700,000	$19,700,000

New Jersey: 0.63%

Variable Rate Demand Notes ø: 0.63%
New Jersey Housing & Mortgage Finance Agency Series G (Housing Revenue, Bank of America NA LOC)	0.15	11-1-2039	5,155,000	5,155,000
RBC Municipal Products Incorporated Taxable-Floater Certificates Series E60 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.18	6-28-2016	252,000,000	252,000,000

				257,155,000

New York: 0.31%

Variable Rate Demand Notes ø: 0.31%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.25	5-1-2048	108,000,000	108,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.29	7-1-2017	20,000,000	20,000,000

				128,000,000

Ohio: 0.05%

Variable Rate Demand Note ø: 0.05%
Ohio Water Development Authority Floating Water Development Notes (Water & Sewer Revenue)	0.38	5-1-2038	20,000,000	20,000,000

Pennsylvania: 0.09%

Variable Rate Demand Note ø: 0.09%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.29	7-1-2017	35,000,000	35,000,000

South Carolina: 0.11%

Other Municipal Debt: 0.11%
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.19	8-18-2015	20,000,000	20,000,000
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.18	8-10-2015	25,000,000	25,000,000

				45,000,000

Texas: 0.06%

Variable Rate Demand Note ø: 0.06%
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	25,606,173	25,606,173

Washington: 0.05%

Other Municipal Debt: 0.03%
Port of Seattle WA Series D1 (Miscellaneous Revenue)	0.22	8-3-2015	12,000,000	12,000,000

Variable Rate Demand Note ø: 0.02%
Seattle WA Municipal Light & Power JPMorgan Chase PUTTER Trust Series T0001 (Utilities Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	2-1-2040	8,000,000	8,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 0.04%

Variable Rate Demand Notes ø: 0.04%
Wisconsin PFA Multifamily Housing Affinity Covington Project (Housing Revenue, FHLB LOC)	0.16%	12-1-2047	$6,500,000	$6,500,000
Wisconsin PFA Multifamily Housing Affinity Wells Branch Project (Housing Revenue, FHLB LOC)	0.16	11-1-2047	8,000,000	8,000,000

				14,500,000

Total Municipal Obligations (Cost $1,062,402,253)				1,062,402,253

Other Instruments: 4.14%
Commonwealth Bank of Australia 144A±	1.09	9-18-2015	24,000,000	24,024,124
DBS Bank Limited Pooled Bank Deposit Product	0.19	8-3-2015	705,000,000	705,000,000
DBS Bank Limited Senior Unsecured Bond	2.38	9-14-2015	12,250,000	12,278,142
Dexia Credit Local Euro MTN ±	0.49	11-23-2015	119,000,000	119,045,926
Dexia Credit Local SA (New York) 144A±	0.58	11-13-2015	40,965,000	40,990,085
FHLMC Multifamily Series M004 Class A ±	0.25	9-15-2015	43,899,935	43,899,935
FHLMC Multifamily Series M011 Class A ±	0.25	9-15-2015	1,190,000	1,190,000
Jets Stadium Finance Secured 144A±	0.16	8-26-2015	23,000,000	23,000,000
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product	0.19	8-3-2015	720,000,000	720,000,000

Total Other Instruments (Cost $1,689,428,212)				1,689,428,212

Other Notes: 3.88%

Corporate Bonds and Notes: 3.88%
Ballenisles Country Club Notes ±	0.75	10-2-2015	14,550,000	14,550,000
Hartford Healthcare Corporation ±	0.15	8-19-2015	50,000,000	50,000,000
Jets Stadium Development Bonds 144A±	0.15	10-4-2015	29,900,000	29,900,000
Keep Memory Alive ±	0.14	8-27-2015	34,105,000	34,105,000
Mizuho Corporate Bank (z)	0.30	8-4-2015	205,000,000	204,998,293
New York Life Global Funding Note 144A±	0.29	10-29-2015	40,000,000	40,000,000
Royal Bank of Canada ±	0.51	12-16-2015	106,000,000	106,081,936
Societe Generale ±	0.27	1-26-2016	314,000,000	314,000,000
SSAB AB ±	0.17	9-14-2015	12,000,000	12,000,000
United Overseas Bank Limited	0.19	8-3-2015	770,000,000	770,000,000
World Wildlife Fund ±	0.18	8-26-2015	11,305,000	11,305,000

Total Other Notes (Cost $1,586,940,229)				1,586,940,229

Repurchase Agreements ^^: 4.03%
Bank of America Corporation, dated 7-31-2015, maturity value $457,854,733 (1)	0.15	8-3-2015	457,849,010	457,849,010
Bank of Nova Scotia, dated 7-31-2015, maturity value $322,004,562 (2)	0.17	8-3-2015	322,000,000	322,000,000
Goldman Sachs & Company, dated 7-1-2015, maturity value $473,120,380 (3)±§(i)¢	0.18	9-1-2015	473,000,000	473,000,000
JPMorgan Securities, dated 7-1-2015, maturity value $280,156,722 (4)±§(i)¢	0.31	9-4-2015	280,000,000	280,000,000
JPMorgan Securities, dated 7-1-2015, maturity value $64,009,387 (5)±§¢	0.16	8-3-2015	64,000,000	64,000,000
JPMorgan Securities, dated 7-31-2015, maturity value $50,000,542 (6)	0.13	8-3-2015	50,000,000	50,000,000

Total Repurchase Agreements (Cost $1,646,849,010)				1,646,849,010

Total investments in securities (Cost $40,729,393,581) *	99.70%	40,729,393,581
Other assets and liabilities, net	0.30	120,721,686

Total net assets	100.00%	$40,850,115,267

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Heritage Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

^^	Collateralized by:

(1)	U.S. government securities, 4.00% to 4.50%, 4-20-2041 to 9-20-2041, fair value including accrued interest is $471,584,480.

(2)	U.S. government securities, 2.50% to 6.50%, 2-1-2023 to 2-1-2045, fair value including accrued interest is $333,871,067.

(3)	Commercial paper, 0.00%, 8-3-2015 to 5-5-2016, fair value is $482,460,000.

(4)	Commercial paper, 0.00% to 0.24%, 8-3-2015 to 2-12-2016, fair value including accrued interest is $285,600,185.

(5)	Commercial paper, 0.00% to 4.50%, 9-24-2015 to 1-20-2045, fair value including accrued interest is $65,704,111.

(6)	U.S. government securities, 0.13% to 3.13%, 4-15-2016 to 2-15-2042, fair value including accrued interest is $51,000,354.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2015 (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	17

Assets
Investments in unaffiliated securities, at amortized cost	$40,729,393,581
Cash	121,234,016
Receivable for investments sold	395,000
Receivable for Fund shares sold	1,007,958
Receivable for interest	5,709,108
Prepaid expenses and other assets	243,749

Total assets	40,857,983,412

Liabilities
Dividends payable	1,800,323
Payable for Fund shares redeemed	185,482
Management fee payable	3,086,756
Administration fees payable	1,886,450
Accrued expenses and other liabilities	909,134

Total liabilities	7,868,145

Total net assets	$40,850,115,267

NET ASSETS CONSIST OF
Paid-in capital	$40,857,124,880
Overdistributed net investment income	(422,433)
Accumulated net realized losses on investments	(6,587,180)

Total net assets	$40,850,115,267

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$364,891,688
Shares outstanding – Administrator Class[1]	364,880,812
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$8,824,381,277
Shares outstanding – Institutional Class[1]	8,824,060,387
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$30,742,951,409
Shares outstanding – Select Class[1]	30,741,913,104
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$917,890,893
Shares outstanding – Service Class[1]	917,852,304
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Heritage Money Market Fund	Statement of operations—six months ended July 31, 2015 (unaudited)

Investment income
Interest	$51,256,129

Expenses
Management fee	28,913,581
Administration fees
Administrator Class	167,560
Institutional Class	3,506,864
Select Class	6,631,714
Service Class	642,538
Shareholder servicing fees
Administrator Class	167,560
Service Class	1,317,925
Custody and accounting fees	923,398
Professional fees	33,987
Registration fees	42,768
Shareholder report expenses	20,009
Trustees’ fees and expenses	10,827
Other fees and expenses	212,412

Total expenses	42,591,143
Less: Fee waivers and/or expense reimbursements	(10,670,282)

Net expenses	31,920,861

Net investment income	19,335,268

Net realized gains on investments	30,156

Net increase in net assets resulting from operations	$19,365,424

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Heritage Money Market Fund	19

	Six months ended July 31, 2015 (unaudited)		Year ended January 31, 2015

Operations
Net investment income		$19,335,268		$22,093,869
Net realized gains on investments		30,156		86,698

Net increase in net assets resulting from operations		19,365,424		22,180,567

Distributions to shareholders from
Net investment income
Administrator Class		(16,756)		(31,539)
Institutional Class		(1,601,670)		(1,004,117)
Select Class		(17,663,299)		(20,920,038)
Service Class		(53,543)		(114,510)

Total distributions to shareholders		(19,335,268)		(22,070,204)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	517,989,945	517,989,945	1,115,527,941	1,115,527,941
Institutional Class	28,269,011,975	28,269,011,975	42,982,841,538	42,982,841,538
Select Class	231,082,487,917	231,082,487,917	406,598,578,564	406,598,578,564
Service Class	12,510,957,004	12,510,957,004	20,964,135,712	20,964,135,712

		272,380,446,841		471,661,083,755

Reinvestment of distributions
Administrator Class	6,180	6,180	12,848	12,848
Institutional Class	357,195	357,195	272,065	272,065
Select Class	8,639,534	8,639,534	10,341,503	10,341,503
Service Class	4,010	4,010	11,977	11,977

		9,006,919		10,638,393

Payment for shares redeemed
Administrator Class	(465,852,675)	(465,852,675)	(1,089,411,934)	(1,089,411,934)
Institutional Class	(28,842,107,003)	(28,842,107,003)	(44,059,502,080)	(44,059,502,080)
Select Class	(235,595,639,692)	(235,595,639,692)	(401,931,398,427)	(401,931,398,427)
Service Class	(12,717,545,379)	(12,717,545,379)	(20,904,480,295)	(20,904,480,295)

		(277,621,144,749)		(467,984,792,736)

Net increase (decrease) in net assets resulting from capital share transactions		(5,231,690,989)		3,686,929,412

Total increase (decrease) in net assets		(5,231,660,833)		3,687,039,775

Net assets
Beginning of period		46,081,776,100		42,394,736,325

End of period		$40,850,115,267		$46,081,776,100

Overdistributed net investment income		$(422,433)		$(422,433)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.03%	0.21%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%	0.37%
Net expenses	0.23%	0.19%	0.20%	0.24%	0.24%	0.31%	0.33%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.03%	0.17%
Supplemental data
Net assets, end of period (000s omitted)	$364,892	$312,748	$286,618	$278,541	$374,371	$694,823	$1,201,158

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Heritage Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.02%	0.05%	0.05%	0.13%	0.33%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%	0.25%
Net expenses	0.20%	0.19%	0.19%	0.20%	0.20%	0.20%	0.21%
Net investment income	0.04%	0.01%	0.02%	0.05%	0.05%	0.14%	0.31%
Supplemental data
Net assets, end of period (000s omitted)	$8,824,381	$9,397,113	$10,473,476	$7,815,293	$11,089,557	$14,944,657	$7,795,659

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
SELECT CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.05%	0.07%	0.09%	0.12%	0.12%	0.19%	0.40%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.20%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.14%
Net investment income	0.11%	0.07%	0.08%	0.12%	0.12%	0.21%	0.30%
Supplemental data
Net assets, end of period (000s omitted)	$30,742,951	$35,247,440	$30,569,838	$27,354,255	$15,353,756	$26,630,573	$22,489,644

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Heritage Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
SERVICE CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.50%	0.50%	0.50%	0.51%	0.51%
Net expenses	0.23%	0.19%	0.20%	0.24%	0.24%	0.34%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$917,891	$1,124,475	$1,064,804	$662,253	$993,333	$1,231,527

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Heritage Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	25

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $6,617,336 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. For the six months ended July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

26	Wells Fargo Advantage Heritage Money Market Fund	Notes to financial statements (unaudited)

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% of the Fund’s average daily net assets. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For the six months ended July 31, 2015, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets. For financial statement purposes, advisory fees and fund-level administration fees for the six months ended July 31, 2015 have been included in management fee on the Statement of Operations.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the/a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Effective May 1, 2015, Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are each charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their respective average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Other information (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	29

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Heritage Money Market Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; (iii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iv) an investment sub-advisory agreement with WellsCap and Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Advisory Agreement, the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of each of the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

Other information (unaudited)	Wells Fargo Advantage Heritage Money Market Fund	31

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the average performance of the Universe for all periods under review. The Board also noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreements and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates for all share classes of the Fund were lower than or in range of their respective expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable, in light of the services covered by the Advisory Agreements.

32	Wells Fargo Advantage Heritage Money Market Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Advisers from providing services to the fund family as a whole, noting that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of each of the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Heritage Money Market Fund	33

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236205 09-15 SA304/SAR304 07-15

Wells Fargo Advantage Money Market Fund

Semi-Annual Report

July 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargoadvantagefunds.com/assets/edocs/regulatory/holdings/money-market-semi.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of July 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Money Market Fund for the six-month period that ended July 31, 2015. The past six months were marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission, expectation for the U.S. Federal Reserve (Fed) to raise the federal funds rate, and limited supply of high-quality, short-term investments.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to take place over a two-year period with final implementation required by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors.

■	Retail investors will continue to transact at a $1.00 NAV but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities.

■	Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed has set the stage for increasing the federal funds rate.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the Fed continued its near-zero interest-rate policy. However, the Fed emphasized that the timing of an initial increase in the federal funds rate will depend on economic data, and most Fed members believed it will be appropriate to increase the rate in 2015. In her semi-annual testimony before Congress, Fed Chair Janet Yellen also said that “sometimes too much attention is placed on the timing of the first increase in the federal funds target rate. And what should matter to market participants is the entire expected trajectory of policy.” This suggested that the Fed expects economic conditions to evolve in a way that will make it appropriate for it to raise rates gradually over time.

Limited supply of short-term investment securities continued during the reporting period. Banks have been curtailing their issuance of shorter maturities as they move into compliance with stricter liquidity requirements, while others are trimming the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

Letter to shareholders (unaudited)	Wells Fargo Advantage Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA

Jeffrey L. Weaver, CFA

Laurie White

Average annual total returns1 (%) as of July 31, 2015

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STGXX)	7-1-1992	–	–	–	0.01	0.01	1.26	0.83	0.70
Class B*	7-1-1992	(4.99)	(0.39)	0.99	0.01	0.01	0.99	1.58	1.45
Class C**	6-30-2010	(0.99)	0.01	0.99	0.01	0.01	0.99	1.58	1.45
Daily Class	6-30-2010	–	–	–	0.01	0.01	1.26	1.08	1.00
Investor Class (WMMXX)	4-8-2005	–	–	–	0.01	0.01	1.30	0.86	0.65
Service Class (WMOXX)	6-30-2010	–	–	–	0.01	0.01	1.30	0.73	0.50
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.
**	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo Advantage family of funds.

Yield summary3 (%) as of July 31, 2015

	Class A	Class B	Class C	Daily Class	Investor Class	Service Class
7-day current yield	0.01	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Class A shares, Daily Class shares, Investor Class, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Money Market Fund	5

Portfolio composition[4] as of July 31, 2015

Effective maturity distribution[4] as of July 31, 2015

Weighted average maturity[5] as of July 31, 2015
21 days

Weighted average life[6] as of July 31, 2015
52 days

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of Class B shares. Class B and Class C shares have the same expenses. Historical performance shown for Daily Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to reflect the higher expenses applicable to Daily Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for Service Class shares prior to their inception reflects the performance of Investor Class shares, and includes the higher expenses applicable to Investor Class shares. If these expenses had not been included, returns would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through the conversion of Investor Class of the Fund into Class A of the Fund, expected to occur on or about October 23, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Operating Expenses After Fee Waiver for Class A, Class B, and Class C at the amounts shown. Effective upon the conversion of Investor Class of the Fund into Class A of the Fund, the manager has contractually committed through May 31, 2017, to cap the Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 1.40% for Class B and 1.40% for Class C. For the Daily Class, Investor Class, and Service Class the manager has contractually committed through May 31, 2017, to cap the Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.57)%, (1.32)%, (1.32)%, (0.60)%, (0.47)%, and (0.82)% for Class A, Institutional Class, Investor Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2015 to July 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as any contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2015	Ending account value 7-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%
Class B
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%
Class C
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%
Daily Class
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%
Investor Class
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%
Service Class
Actual	$1,000.00	$1,000.05	$1.14	0.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.65	$1.15	0.23%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Certificates of Deposit: 34.33%
Abbey National Treasury Services plc	0.09%	8-3-2015	$62,000,000	$62,000,000	2.22%
Australia & New Zealand Banking Group	0.08	8-3-2015	31,000,000	31,000,000	1.11
Australia & New Zealand Banking Group	0.14	8-3-2015	12,000,000	12,000,000	0.43
Bank of Montreal	0.27	10-22-2015	12,000,000	12,000,000	0.43
Bank of Montreal ±	0.28	10-19-2015	20,000,000	20,000,000	0.71
Bank of New York Mellon Corporation	0.08	8-3-2015	23,000,000	23,000,000	0.82
Bank of Nova Scotia	0.31-0.54	9-28-2015 to 1-8-2016	12,000,000	12,000,745	0.41
Bank of Nova Scotia ±	0.31	11-25-2015	15,000,000	15,000,000	0.54
Cooperatieve Centrale	0.28	11-4-2015	12,000,000	12,000,000	0.43
Credit Agricole SA	0.11	8-3-2015	66,000,000	66,000,000	2.36
Credit Industriel et Commercial (New York)	0.08	8-3-2015	59,000,000	59,000,000	2.11
DNB Nor Bank ASA	0.06	8-3-2015	22,000,000	22,000,000	0.79
HSBC Bank plc	0.22-0.35	8-11-2015 to 1-11-2016	31,000,000	31,000,000	1.11
HSBC Bank plc ±	0.35	1-15-2016	15,000,000	15,000,000	0.54
KBC Bank	0.07	8-3-2015	58,000,000	58,000,000	2.07
Mizuho Bank Limited	0.26	8-20-2015	13,000,000	13,000,000	0.46
Natixis (New York) ±	0.26	9-18-2015	20,000,000	20,000,000	0.71
Norinchukin Bank	0.26-0.27	8-19-2015 to 10-5-2015	25,000,000	25,000,000	0.90
Norinchukin Bank	0.28	10-16-2015	12,000,000	12,000,000	0.43
Oversea Chinese Banking Corporation	0.24	9-18-2015	5,000,000	4,999,936	0.18
Royal Bank of Canada ±	0.28	9-4-2015	12,000,000	12,000,000	0.43
Skandinaviska Enskilda Banken AG	0.12	8-3-2015	33,000,000	33,000,000	1.18
Societe Generale	0.30	8-31-2015	12,000,000	12,000,000	0.43
Standard Chartered Bank	0.25	8-3-2015	14,000,000	14,000,000	0.50
Standard Chartered Bank	0.30-0.38	10-1-2015 to 2-16-2016	35,000,000	35,000,000	1.26
State Street Bank & Trust Company	0.32-0.40	10-1-2015 to 4-11-2016	28,000,000	28,000,000	1.00
State Street Bank & Trust Company ±	0.34	10-23-2015	12,000,000	12,000,000	0.43
Sumitomo Mitsui Banking Corporation	0.25-0.29	8-12-2015 to 10-28-2015	20,000,000	20,000,000	0.72
Sumitomo Mitsui Banking Corporation	0.26	9-8-2015	13,000,000	13,000,000	0.46
Sumitomo Trust & Banking Corporation	0.26	8-25-2015	12,000,000	12,000,000	0.43
Sumitomo Trust & Banking Corporation	0.28	10-1-2015 to 10-8-2015	18,000,000	18,000,000	0.64
Sumitomo Trust & Banking Corporation	0.28	10-2-2015	20,000,000	20,000,000	0.71
Svenska Handelsbanken A ±	0.29	12-9-2015	10,000,000	10,000,000	0.36
Svenska Handelsbanken A ±	0.34	1-19-2016	21,000,000	21,000,000	0.75
Toronto-Dominion Bank	0.28-0.32	11-6-2015 to 4-15-2016	41,000,000	41,000,000	1.46
Toronto-Dominion Bank ±	0.34	3-16-2016	15,000,000	15,000,000	0.54
Westpac Banking Corporation ±	0.29	11-3-2015	15,000,000	15,000,000	0.54
Other securities				103,999,698	3.73

Total Certificates of Deposit (Cost $960,000,379)				960,000,379	34.33

Commercial Paper: 41.68%

Asset-Backed Commercial Paper: 23.27%
Bennington Stark Capital Company LLC 144A(z)	0.25	8-3-2015	15,000,000	15,000,000	0.54
Collateralized Commercial Paper Company LLC ±	0.45	4-22-2016	12,000,000	12,000,000	0.43
Collateralized Commercial Paper Company LLC	0.45-0.49	4-22-2016 to 6-8-2016	20,000,000	20,000,000	0.72
Concord Minutemen Capital Company 144A(z)	0.30	10-6-2015	15,000,000	14,992,000	0.53

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Asset-Backed Commercial Paper (continued)
Crown Point Capital Company	0.24-0.30%	8-14-2015 to 10-9-2015	$37,000,000	$36,989,120	1.32%
Hannover Funding Company LLC 144A(z)	0.41	8-4-2015	27,000,000	26,999,693	0.96
Lexington Parker Capital Company LLC	0.24-0.30	8-10-2015 to 10-13-2015	30,000,000	29,990,938	1.07
Manhattan Asset Funding Company	0.21-0.23	8-17-2015 to 9-16-2015	28,000,000	27,995,907	1.01
Matchpoint Finance plc	0.25-0.32	8-31-2015 to 10-8-2015	30,000,000	29,985,661	1.07
Ridgefield Funding Company LLC ±144A	0.29	2-8-2016	20,000,000	20,000,000	0.71
Ridgefield Funding Company LLC ±144A	0.29	11-6-2015	10,000,000	10,000,000	0.36
Other securities				406,956,266	14.55

				650,909,585	23.27

Financial Company Commercial Paper: 12.48%
Australia & New Zealand Banking Group	0.30-0.43	12-21-2015 to 4-18-2016	13,000,000	13,003,516	0.47
Bank of Nova Scotia ±144A	0.31	12-1-2015	15,000,000	15,000,000	0.53
Bank of Nova Scotia ±144A	0.33	4-1-2016	10,000,000	10,000,000	0.36
CDP Financial Incorporated 144A(z)	0.17	9-14-2015	15,000,000	14,997,025	0.53
HSBC Bank plc ±144A	0.34	2-8-2016	8,000,000	8,000,000	0.28
JPMorgan Securities Incorporated ±144A	0.39	11-19-2015	12,000,000	12,000,000	0.43
National Australia Bank Limited ±144A	0.33	1-8-2016	15,000,000	15,000,000	0.54
Nederlandse Waterschapsbank 144A(z)	0.25	10-27-2015	15,000,000	14,991,146	0.53
NV Bank Nederlandse Gemeenten ±144A	0.27	11-9-2015	15,000,000	15,000,000	0.54
NV Bank Nederlandse Gemeenten	0.27-0.29	9-3-2015 to 1-25-2016	38,000,000	37,995,910	1.36
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	8-5-2015	15,000,000	14,999,792	0.54
Sumitomo Mitsui Banking Corporation 144A(z)	0.26	8-26-2015	3,000,000	2,999,502	0.11
Westpac Banking Corporation ±144A	0.28	10-19-2015	15,000,000	15,000,000	0.54
Westpac Banking Corporation	0.26-0.30	12-7-2015 to 2-18-2016	18,000,000	17,999,448	0.64
Other securities				141,947,556	5.08

				348,933,895	12.48

Other Commercial Paper: 5.93%
China Shipping Container Lines	0.43-0.48	8-4-2015 to 8-13-2015	30,000,000	29,998,390	1.08
CNPC Finance	0.40-0.45	8-5-2015 to 8-18-2015	22,000,000	21,997,281	0.78
CNPC Finance 144A(z)	0.45	8-14-2015	13,000,000	12,998,212	0.46
Other securities				100,988,762	3.61

				165,982,645	5.93

Total Commercial Paper (Cost $1,165,826,125)				1,165,826,125	41.68

Government Agency Debt: 0.36%
Other securities				10,000,000	0.36

Municipal Obligations: 6.29%

Arizona: 0.18%

Other Municipal Debt: 0.18%
Other securities				4,999,910	0.18

California: 0.07%

Other Municipal Debt: 0.07%
Other securities				2,000,000	0.07

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Colorado: 0.53%

Variable Rate Demand Notes ø: 0.53%
Colorado HFA MFHR Fort Carson Family Project Series B-2 (Housing Revenue, FHLB SPA)	0.12%	5-1-2052	$14,875,000	$14,875,000	0.53%

Connecticut: 1.07%

Variable Rate Demand Notes ø: 1.07%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144A	0.40	4-15-2046	30,000,000	30,000,000	1.07

Florida: 0.15%

Variable Rate Demand Notes ø: 0.15%
Other securities				4,157,000	0.15

Georgia: 0.36%

Other Municipal Debt: 0.18%
Other securities				5,000,000	0.18

Variable Rate Demand Notes ø: 0.18%
Other securities				5,035,000	0.18

Illinois: 0.18%

Variable Rate Demand Notes ø: 0.18%
Other securities				5,000,000	0.18

Maryland: 0.07%

Variable Rate Demand Notes ø: 0.07%
Other securities				2,000,000	0.07

Michigan: 0.98%

Variable Rate Demand Notes ø: 0.98%
Michigan Residual Interest Bond Floater Trust Various States Series 4UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.32	6-1-2016	27,400,000	27,400,000	0.98

New York: 0.44%

Variable Rate Demand Notes ø: 0.44%
Other securities				12,360,000	0.44

North Carolina: 0.09%

Variable Rate Demand Notes ø: 0.09%
Other securities				2,610,000	0.09

Ohio: 0.21%

Variable Rate Demand Notes ø: 0.21%
Other securities				5,759,000	0.21

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Money Market Fund	Summary portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Oregon: 0.18%

Variable Rate Demand Notes ø: 0.18%
Other securities				$5,000,000	0.18%

Other: 0.70%

Variable Rate Demand Notes ø: 0.70%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40%	12-1-2038	$14,635,000	14,635,000	0.52
Other securities				5,000,000	0.18

				19,635,000	0.70

Pennsylvania: 0.11%

Variable Rate Demand Notes ø: 0.11%
Other securities				3,000,000	0.11

South Carolina: 0.11%

Other Municipal Debt: 0.11%
Other securities				3,000,000	0.11

Texas: 0.30%

Variable Rate Demand Notes ø: 0.30%
Other securities				8,487,037	0.30

Washington: 0.07%

Other Municipal Debt: 0.07%
Other securities				2,000,000	0.07

Wisconsin: 0.49%

Variable Rate Demand Notes ø: 0.49%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.15	1-1-2042	13,740,000	13,740,000	0.49

Total Municipal Obligations (Cost $176,057,947)				176,057,947	6.29

Other Instruments: 4.51%
DBS Bank Limited Pooled Bank Deposit Product §	0.19	1-1-2050	60,000,000	60,000,000	2.15
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.19	1-1-2050	60,000,000	60,000,000	2.15
Other securities				6,003,545	0.21

Total Other Instruments (Cost $126,003,545)				126,003,545	4.51

Other Notes: 3.08%

Corporate Bonds and Notes: 3.08%
Societe Generale ±	0.27	1-26-2016	20,000,000	20,000,000	0.72
United Overseas Bank Limited §	0.19	1-1-2050	40,000,000	40,000,000	1.43
Other securities				26,149,605	0.93

Total Other Notes (Cost $86,149,605)				86,149,605	3.08

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Repurchase Agreements ^^: 9.80%
Bank of America Corporation, dated 7-31-2015, maturity value $58,652,523 (1)	0.15%	8-3-2015	$58,651,790	$58,651,790	2.10%
Bank of Nova Scotia, dated 7-31-2015, maturity value $40,000,567 (2)	0.17	8-3-2015	40,000,000	40,000,000	1.43
Goldman Sachs & Company, dated 7-1-2015, maturity value $31,509,765 (3)±§(i)¢	0.18	9-1-2015	31,500,000	31,500,000	1.13
GX Clarke & Company, dated 7-31-2015, maturity value $12,000,180 (4)	0.18	8-3-2015	12,000,000	12,000,000	0.43
JPMorgan Securities, dated 7-1-2015, maturity value $25,013,993 (5)±§(i)¢	0.31	9-4-2015	25,000,000	25,000,000	0.89
JPMorgan Securities, dated 7-1-2015, maturity value $3,000,440 (6)±§¢	0.16	8-3-2015	3,000,000	3,000,000	0.11
JPMorgan Securities, dated 7-31-2015, maturity value $20,000,217 (7)	0.13	8-3-2015	20,000,000	20,000,000	0.71
Royal Bank of Scotland, dated 7-31-2015, maturity value $84,000,980 (8)	0.14	8-3-2015	84,000,000	84,000,000	3.00

Total Repurchase Agreements (Cost $274,151,790)				274,151,790	9.80

Total investments in securities (Cost $2,798,189,391) *				2,798,189,391	100.05
Other assets and liabilities, net				(1,397,618)	(0.05)

Total net assets				$2,796,791,773	100.00%

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

^^	Collateralized by:
(1)	U.S. government securities, 4.00% to 4.50%, 4-20-2041 to 9-20-2041, fair value including accrued interest is $60,411,344.

(2)	U.S. government securities, 2.50% to 6.50%, 2-1-2023 to 2-1-2045, fair value including accrued interest is $41,474,667.

(3)	Commercial paper, 0.00%, 8-3-2015 to 5-5-2016, fair value is $32,130,000.

(4)	U.S. government securities, 0.00% to 11.00%, 8-15-2015 to 5-15-2045, fair value including accrued interest is $12,292,156.

(5)	Commercial paper, 0.00% to 0.24%, 8-3-2015 to 2-12-2016, fair value including accrued interest is $25,500,017.

(6)	Commercial paper, 0.00% to 4.50%, 9-24-2015 to 1-20-2045, fair value including accrued interest is $3,079,880.

(7)	U.S. government securities, 0.13% to 3.13%, 4-15-2016 to 2-15-2042, fair value including accrued interest is $20,400,142.

(8)	U.S. government securities, 0.90% to 6.00%, 1-31-2016 to 10-1-2040, fair value including accrued interest is $85,737,939.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Money Market Fund	Statement of assets and liabilities—July 31, 2015 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$2,798,189,391
Cash	161
Receivable for investments sold	85,000
Receivable for Fund shares sold	765,362
Receivable for interest	461,988
Receivable from manager	843,306
Prepaid expenses and other assets	222,415

Total assets	2,800,567,623

Liabilities
Dividends payable	71,718
Payable for Fund shares redeemed	1,562,294
Distribution fees payable	258,897
Administration fees payable	525,520
Trustees’ fees and expenses payable	357,724
Shareholder report expenses payable	343,430
Shareholder servicing fees payable	608,644
Accrued expenses and other liabilities	47,623

Total liabilities	3,775,850

Total net assets	$2,796,791,773

NET ASSETS CONSIST OF
Paid-in capital	$2,801,090,928
Overdistributed net investment income	(416,428)
Accumulated net realized losses on investments	(3,882,727)

Total net assets	$2,796,791,773

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$817,041,666
Shares outstanding – Class A1	816,932,852
Net asset value per share – Class A	$1.00
Net assets – Class B	$2,162,277
Shares outstanding – Class B1	2,161,601
Net asset value per share – Class B	$1.00
Net assets – Class C	$11,424,916
Shares outstanding – Class C1	11,423,746
Net asset value per share – Class C	$1.00
Net assets – Daily Class	$1,208,860,763
Shares outstanding – Daily Class[1]	1,208,758,459
Net asset value per share – Daily Class	$1.00
Net assets – Investor Class	$471,329,889
Shares outstanding – Investor Class[1]	471,289,358
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$285,972,262
Shares outstanding – Service Class[1]	285,946,524
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund	13

Investment income
Interest	$3,318,937

Expenses
Management fee	4,644,292
Administration fees
Class A	909,080
Class B	3,512
Class C	13,250
Daily Class	1,293,370
Investor Class	605,331
Service Class	167,750
Shareholder servicing fees
Class A	1,033,046
Class B	1,752
Class C	15,057
Daily Class	1,469,738
Investor Class	598,536
Service Class	348,235
Distribution fees
Class B	11,974
Class C	45,170
Daily Class	1,469,738
Custody and accounting fees	94,164
Professional fees	25,262
Registration fees	70,791
Shareholder report expenses	40,049
Trustees’ fees and expenses	6,758
Other fees and expenses	28,390

Total expenses	12,895,245
Less: Fee waivers and/or expense reimbursements	(9,715,359)

Net expenses	3,179,886

Net investment income	139,051

Net realized gains on investments	2,068

Net increase in net assets resulting from operations	$141,119

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2015 (unaudited)		Year ended January 31, 2015

Operations
Net investment income		$139,051		$360,195
Net realized gains on investments		2,068		10,165

Net increase in net assets resulting from operations		141,119		370,360

Distributions to shareholders from
Net investment income
Class A		(41,316)		(124,764)
Class B		(160)		(575)
Class C		(602)		(1,458)
Daily Class		(58,784)		(125,225)
Investor Class		(24,211)		(51,508)
Service Class		(13,978)		(32,378)

Total distributions to shareholders		(139,051)		(335,908)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	764,097,554	764,097,554	1,550,844,476	1,550,844,476
Class B	0	0	451,931	451,931
Class C	2,466,110	2,466,110	6,059,142	6,059,142
Daily Class	2,928,574,426	2,928,574,426	6,136,424,945	6,136,424,945
Investor Class	75,346,557	75,346,557	193,439,389	193,439,389
Service Class	413,966,363	413,966,363	2,184,034,682	2,184,034,682

		4,184,451,010		10,071,254,565

Reinvestment of distributions
Class A	38,361	38,361	118,532	118,532
Class B	154	154	560	560
Class C	561	561	1,378	1,378
Daily Class	29,118	29,118	72,445	72,445
Investor Class	19,619	19,619	42,590	42,590
Service Class	5,157	5,157	12,619	12,619

		92,970		248,124

Payment for shares redeemed
Class A	(823,656,075)	(823,656,075)	(2,143,057,980)	(2,143,057,980)
Class B	(2,115,356)	(2,115,356)	(4,141,198)	(4,141,198)
Class C	(4,669,628)	(4,669,628)	(8,702,490)	(8,702,490)
Daily Class	(2,988,920,309)	(2,988,920,309)	(6,295,953,282)	(6,295,953,282)
Investor Class	(99,901,745)	(99,901,745)	(228,913,382)	(228,913,382)
Service Class	(409,156,504)	(409,156,504)	(2,237,552,601)	(2,237,552,601)

		(4,328,419,617)		(10,918,320,933)

Net decrease in net assets resulting from capital share transactions		(143,875,637)		(846,818,244)

Total decrease in net assets		(143,873,569)		(846,783,792)

Net assets
Beginning of period		2,940,665,342		3,787,449,134

End of period		$2,796,791,773		$2,940,665,342

Overdistributed net investment income		$(416,428)		$(416,428)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
CLASS A		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.82%	0.80%	0.80%	0.79%	0.88%
Net expenses	0.23%	0.19%	0.22%	0.25%	0.26%	0.35%	0.58%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$817,042	$876,562	$1,468,645	$2,040,718	$3,110,020	$4,908,741	$5,218,601

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
CLASS B		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.47%	1.47%	1.55%	1.55%	1.56%	1.62%
Net expenses	0.23%	0.19%	0.22%	0.24%	0.26%	0.35%	0.62%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,162	$4,277	$7,966	$14,362	$400,677	$542,695	$628,445

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
CLASS C		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.57%	1.58%	1.57%	1.55%	1.51%	1.52%
Net expenses	0.23%	0.19%	0.22%	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$11,425	$13,628	$16,270	$14,491	$18,910	$19,984

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
DAILY CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.08%	1.07%	1.05%	1.06%	1.04%
Net expenses	0.23%	0.19%	0.22%	0.25%	0.26%	0.36%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,208,861	$1,269,176	$1,428,618	$1,270,171	$1,564,827	$2,097,990

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
INVESTOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.08%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.86%	0.85%	0.83%	0.84%	0.84%	0.92%
Net expenses	0.23%	0.19%	0.22%	0.25%	0.26%	0.35%	0.52%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$471,330	$495,865	$531,291	$641,318	$630,684	$668,894	$731,932

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
SERVICE CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.72%	0.73%	0.72%	0.70%	0.71%	0.69%
Net expenses	0.23%	0.19%	0.22%	0.25%	0.26%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$285,972	$281,157	$334,659	$398,160	$472,761	$576,714

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Money Market Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

22	Wells Fargo Advantage Money Market Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $3,884,795 with $3,476,509 expiring in 2017 and $408,286 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the

Notes to financial statements (unaudited)	Wells Fargo Advantage Money Market Fund	23

investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee which started at 0.30% and declined to 0.20% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For the six months ended July 31, 2015, the management fee was equivalent to an annual rate of 0.33% of the Fund’s average daily net assets. For financial statement purposes, advisory fees and fund-level administration fees for the six months ended July 31, 2015 have been included in management fee on the Statement of Operations.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Effective May 1, 2015, Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C, Daily Class	0.22%
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to cap expenses as follows:

	Expense ratio cap		Expiration date
Class A	0.70	%*	October 23, 2015	*
Class B	1.45	%*	October 23, 2015	*
Class C	1.45	%*	October 23, 2015	*
Daily Class	1.00%		May 31, 2017
Investor Class	0.65%		May 31, 2017
Service Class	0.50%		May 31, 2017

*	Effective October 24, 2015, the expense ratio caps will be 0.65% for Class A, 1.40% for Class B, and 1.40% for Class C until May 31, 2017.

After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a distribution plan for Class B, Class C, and Daily Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C, and Daily Class shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Daily Class shares.

24	Wells Fargo Advantage Money Market Fund	Notes to financial statements (unaudited)

In addition, Funds Distributor is entitled to receive the contingent deferred sales charges from redemptions of Class B and Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each class of the Fund is charged a fee at an annual rate of 0.25% of the its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.
**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.
[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Money Market Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; (iii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iv) an investment sub-advisory agreement with WellsCap and Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Advisory Agreement, the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of each of the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

Other information (unaudited)	Wells Fargo Advantage Money Market Fund	29

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than, equal to or in range of the average performance of the Universe for all periods under review. The Board also noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratios of the expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares. The Board also discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio caps for Class A, Class B, and Class C.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreements and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rate for the Service Class was in the range of the average rate of the Service Class’s expense Group, while the Management Rates for all other share classes of the Fund were higher than their respective expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares, and to reduce the net operating expense ratio caps for Class A, Class B, and Class C shares.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

30	Wells Fargo Advantage Money Market Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Advisers from providing services to the fund family as a whole, noting that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of each of the Sub-Advisory Agreements for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Money Market Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236206 09-15 SA306/SAR306 07-15

Wells Fargo Advantage

Municipal Cash Management Money Market Fund

Semi-Annual Report

July 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2015. The past six months were marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission, expectation for the U.S. Federal Reserve (Fed) to raise the federal funds rate, and limited supply of high-quality, short-term investments.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to take place over a two-year period with final implementation required by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors.

■	Retail investors will continue to transact at a $1.00 NAV but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities.

■	Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed has set the stage for increasing the federal funds rate.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the Fed continued its near-zero interest-rate policy. However, the Fed emphasized that the timing of an initial increase in the federal funds rate will depend on economic data, and most Fed members believed it will be appropriate to increase the rate in 2015. In her semi-annual testimony before Congress, Fed Chair Janet Yellen also said that “sometimes too much attention is placed on the timing of the first increase in the federal funds target rate. And what should matter to market participants is the entire expected trajectory of policy.” This suggested that the Fed expects economic conditions to evolve in a way that will make it appropriate for it to raise rates gradually over time.

Limited supply of short-term investment securities continued during the reporting period. Banks have been curtailing their issuance of shorter maturities as they move into compliance with stricter liquidity requirements, while others are trimming the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA

Average annual total returns1 (%) as of July 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WUCXX)	7-9-2010	0.02	0.03	1.13	0.37	0.30
Institutional Class (EMMXX)	11-20-1996	0.02	0.05	1.14	0.25	0.20
Service Class (EISXX)	11-25-1996	0.02	0.02	1.01	0.54	0.45

Yield summary3 (%) as of July 31, 2015

	Administrator Class	Institutional Class	Service Class
7-day current yield	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	5

Revenue source distribution[4] of July 31, 2015

Effective maturity distribution[4] as of July 31, 2015

Weighted average maturity[5] as of July 31, 2015
19 days

Weighted average life[6] as of July 31, 2015
19 days

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to include the higher expenses applicable to Administrator Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.27)%, (0.15)%, and (0.35)% for Administrator Class, Institutional Class, and Service Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2015 to July 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2015	Ending account value 7-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Administrator Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%
Service Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 94.83%

Alabama: 0.61%

Variable Rate Demand Notes ø: 0.61%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.18%	8-1-2041	$4,500,000	$4,500,000
Mobile AL Industrial Development Board Alabama Power Company Barry Plant Project Series B (IDR) (Utilities Revenue)	0.02	9-1-2031	1,300,000	1,300,000

				5,800,000

Alaska: 0.58%

Variable Rate Demand Note ø: 0.58%
Alaska Housing Finance Corporation Series A (Housing Revenue, JPMorgan Chase & Company SPA)	0.02	6-1-2032	5,500,000	5,500,000

Arizona: 2.52%

Variable Rate Demand Notes ø: 2.52%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.05	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.05	8-1-2026	1,800,000	1,800,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	7-1-2024	14,750,000	14,750,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.08	8-1-2022	3,700,000	3,700,000

				23,850,000

California: 1.92%

Other Municipal Debt: 0.31%
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	2,450,000	2,487,298
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	450,000	469,168

				2,956,466

Variable Rate Demand Notes ø: 1.61%
California Housing Finance Agency Revenue Series H (Housing Revenue, Bank of America NA LOC)	0.02	8-1-2032	2,730,000	2,730,000
California Housing Finance Agency Revenue Series N (Housing Revenue, Bank of America NA LOC)	0.02	8-1-2031	3,400,000	3,400,000
California Tender Option Bond Trust Receipts/Certificates Series XF1041 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.20	11-1-2044	5,295,000	5,295,000
California University System Series A Citigroup Eagle Trust Series 1A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.03	11-1-2035	1,000,000	1,000,000
Sacramento County CA Housing Authority Shadowood Apartments Project Issue A (Housing Revenue, FHLMC LIQ)	0.04	12-1-2022	2,800,000	2,800,000

				15,225,000

Colorado: 2.07%

Variable Rate Demand Notes ø: 2.07%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.14	10-1-2019	1,500,000	1,500,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Colorado Agricultural Development Authority Hunter Ridge Dairy Project (Resource Recovery Revenue, CoBank LOC)	0.07%	11-1-2042	$4,750,000	$4,750,000
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.16	10-1-2037	1,500,000	1,500,000
Colorado HFA Ready Foods Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.07	1-1-2032	780,000	780,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2031	2,900,000	2,900,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2020	2,780,000	2,780,000
Colorado Tender Option Bond Trust Receipts/Certificates Series XF1031 (Housing Revenue, Deutsche Bank LIQ) 144A	0.17	6-1-2044	2,000,000	2,000,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.17	11-15-2025	3,400,000	3,400,000

				19,610,000

Connecticut: 0.37%

Variable Rate Demand Note ø: 0.37%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank SPEAR/LIFER Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.16	1-1-2038	3,510,000	3,510,000

Delaware: 0.49%

Other Municipal Debt: 0.49%
Delaware Housing Authority ROC RR-II-R-1165 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Citibank NA LIQ) 144A	0.12	1-1-2016	4,600,000	4,600,000

Florida: 3.17%

Other Municipal Debt: 1.18%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.06	8-27-2015	3,765,000	3,765,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.05	9-9-2015	7,400,000	7,400,000

				11,165,000

Variable Rate Demand Notes ø: 1.99%
JEA Florida Electric System Sub Series D (Utilities Revenue, U.S. Bank NA SPA)	0.01	10-1-2038	200,000	200,000
Miami-Dade County FL Aviation Revenue Series A (Airport Revenue, BHAC/AGC/Syncora Guarantee Incorporated Insured, Citibank NA SPA) 144A	0.05	10-1-2037	11,500,000	11,500,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.22	11-15-2033	7,200,000	7,200,000

				18,900,000

Georgia: 0.11%

Other Municipal Debt: 0.11%
Stephens County GA Development Authority Caterpillar Incorporated Project (Industrial Development Revenue) ±	0.18	8-1-2016	1,000,000	1,000,000

Hawaii: 0.08%

Other Municipal Debt: 0.08%
Hawaii Series 2011-ED (GO Revenue)	5.00	12-1-2015	700,000	711,079

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Illinois: 3.35%

Variable Rate Demand Notes ø: 3.35%
Chicago IL Enterprise Center Project Series IX (Industrial Development Revenue, Bank of America NA LOC)	0.11%	6-1-2022	$3,146,000	$3,146,000
Chicago IL Enterprise Center Project Series X (Industrial Development Revenue, Bank of America NA LOC)	0.11	6-1-2022	4,300,000	4,300,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.05	1-1-2035	1,685,000	1,685,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1117 (Housing Revenue, Deutsche Bank LIQ) 144A	0.17	7-1-2044	2,585,000	2,585,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.22	4-1-2051	2,000,000	2,000,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XF0107 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.12	2-1-2033	4,035,000	4,035,000
Illinois Tender Option Bond Trust Receipts/Certificates Series XM0078 (Housing Revenue, Royal Bank of Canada LIQ) 144A	0.04	7-1-2023	8,965,000	8,965,000
Joliet IL Regional Port District Exxon Project Series 1989 (Industrial Development Revenue)	0.01	10-1-2024	5,000,000	5,000,000

				31,716,000

Indiana: 1.30%

Other Municipal Debt: 0.44%
Indiana Bond Bank Advance Funding Program Notes Series 2015-A (Miscellaneous Revenue)	2.00	1-5-2016	4,175,000	4,206,275

Variable Rate Demand Notes ø: 0.86%
Carmel IN RDA Lease Rental Revenue Performing Arts Center Morgan Stanley Series 2004-1275 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.12	2-1-2033	2,000,000	2,000,000
Jeffersonville IN Economic Development Revenue Eage Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.11	12-1-2027	3,600,000	3,600,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.04	3-1-2041	1,445,000	1,445,000
Saint Joseph County IN Grace Christian Schools Project (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.22	12-1-2016	375,000	375,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.19	9-1-2018	700,000	700,000

				8,120,000

Iowa: 0.71%

Variable Rate Demand Notes ø: 0.71%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.04	6-1-2039	4,600,000	4,600,000
Iowa Finance Authority Solid Waste Disposal Revenue John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.08	11-1-2035	2,075,000	2,075,000

				6,675,000

Kansas: 0.22%

Other Municipal Debt: 0.05%
Wichita KS Water & Sewer Utilities Revenue Series 2005C (Water & Sewer Revenue, Ambac Insured) §	5.00	10-1-2017	405,000	412,144

Variable Rate Demand Note ø: 0.17%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.07	11-1-2020	1,640,000	1,640,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Kentucky: 0.80%

Other Municipal Debt: 0.37%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014D-1 (Water & Sewer Revenue) ##	1.00%	8-1-2015	$1,250,000	$1,250,000
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2015D-1 (Water & Sewer Revenue)	1.25	7-1-2016	2,250,000	2,266,725

				3,516,725

Variable Rate Demand Note ø: 0.43%
Deutsche Bank SPEAR/LIFER Trust Series DBE-1117 (Housing Revenue, Deutsche Bank LIQ) 144A	0.17	7-1-2032	4,090,000	4,090,000

Louisiana: 0.07%

Variable Rate Demand Notes ø: 0.07%
Ascension Parish LA BASF Corporation Project (Industrial Development Revenue)	0.10	3-1-2025	500,000	500,000
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Industrial Development Revenue)	0.01	8-1-2035	200,000	200,000

				700,000

Maryland: 1.74%

Other Municipal Debt: 1.65%
Baltimore County MD Metropolitan District 75th Issue (GO Revenue) ##	5.00	8-1-2015	400,000	400,000
Montgomery County MD Series 10-A (GO Revenue) ##	0.05	8-18-2015	15,200,000	15,200,000

				15,600,000

Variable Rate Demand Note ø: 0.09%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders LOC)	0.07	12-3-2035	910,000	910,000

Massachusetts: 1.18%

Other Municipal Debt: 1.08%
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured) §	5.00	8-15-2030	6,605,000	6,615,740
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured) §	5.00	8-15-2021	700,000	701,136
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured)	0.06	8-3-2015	2,900,000	2,900,000

				10,216,876

Variable Rate Demand Note ø: 0.10%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	0.17	6-1-2018	1,000,000	1,000,000

Michigan: 3.47%

Variable Rate Demand Notes ø: 3.47%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.17	7-1-2018	7,400,000	7,400,000
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.01	6-1-2034	290,000	290,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.20%	11-15-2047	$800,000	$800,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.20	11-15-2049	1,800,000	1,800,000
Michigan Housing Development Authority AMT Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.14	4-1-2042	22,580,000	22,580,000

				32,870,000

Minnesota: 3.37%

Other Municipal Debt: 0.19%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2014 (Water & Sewer Revenue)	1.00	12-1-2015	1,800,000	1,804,455

Variable Rate Demand Notes ø: 3.18%
Dakota County MN CDA View Pointe Apartments Project Series 2007-A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	1-15-2038	16,865,000	16,865,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	8-15-2038	750,000	750,000
Hennepin County MN Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.07	4-15-2035	2,800,000	2,800,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.17	2-1-2027	1,295,000	1,295,000
Minnesota Office of Higher Education Series B (Education Revenue, U.S. Bank NA LOC)	0.03	12-1-2043	7,750,000	7,750,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-1-2032	700,000	700,000

				30,160,000

Mississippi: 1.65%

Variable Rate Demand Notes ø: 1.65%
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Project Series D (Industrial Development Revenue)	0.01	12-1-2030	10,000,000	10,000,000
Mississippi Business Finance Commission Gulf Opportunity Chevron USA Incorporated Project Series L (Industrial Development Revenue)	0.01	11-1-2035	5,585,000	5,585,000

				15,585,000

Missouri: 2.13%

Other Municipal Debt: 0.40%
Missouri HEFA Health Care Series 2014-E (Health Revenue)	0.10	9-9-2015	3,800,000	3,800,000

Variable Rate Demand Notes ø: 1.73%
Greene County MO Strasbourg Estates Project (Housing Revenue, U.S. Bank NA LOC)	0.04	8-1-2038	2,160,000	2,160,000
Missouri Environmental Improvement & Energy Resources Authority (Water & Sewer Revenue, BHAC/Ambac Insured, Credit Suisse LIQ) 144A	0.06	12-1-2036	12,235,000	12,235,000
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.15	5-1-2043	2,000,000	2,000,000

				16,395,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Nebraska: 0.65%

Variable Rate Demand Note ø: 0.65%
Nebraska Investment Finance Authority Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.11%	9-1-2031	$6,190,000	$6,190,000

Nevada: 2.78%

Variable Rate Demand Notes ø: 2.78%
Clark County NV Deutsche Bank SPEAR/LIFER Trust Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.12	7-1-2025	5,660,000	5,660,000
Nevada Housing Development Authority MFHR Vintage at Laughlin Apartments Project (Housing Revenue, East West Bank LOC, FHLB SPA)	0.06	4-15-2041	9,660,000	9,660,000
Nevada Housing Division Multi-Unit Flamingo Road LLC Series A (Housing Revenue, Exchange Bank LOC) 144A	0.10	10-1-2026	5,200,000	5,200,000
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.10	10-1-2026	5,800,000	5,800,000

				26,320,000

New Hampshire: 0.00%

Variable Rate Demand Note ø: 0.00%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.05	6-1-2039	139	139

New Jersey: 0.80%

Variable Rate Demand Notes ø: 0.80%
New Jersey EDA School Facilities Construction Series NN Deutsche Bank SPEAR/LIFER Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.11	3-1-2029	1,320,000	1,320,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.08	4-1-2023	2,545,000	2,545,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.18	1-1-2038	3,700,000	3,700,000

				7,565,000

New York: 7.84%

Variable Rate Demand Notes ø: 7.84%
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	0.05	5-1-2048	2,450,000	2,450,000
New York HFA ROC RR-II-R-11700 Series B (Housing Revenue, Citibank NA LIQ) 144A	0.06	5-1-2038	6,810,000	6,810,000
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.01	5-1-2048	1,500,000	1,500,000
New York Mortgage Agency Homeowner Mortgage Series 135 (Housing Revenue, Barclays Bank plc SPA)	0.03	4-1-2037	10,200,000	10,200,000
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144A	0.07	10-1-2031	5,010,000	5,010,000
New York Mortgage Agency Homeowner ROC RR-II-R-11704 (Housing Revenue, Citibank NA LIQ) 144A	0.07	10-1-2031	3,555,000	3,555,000
New York Mortgage Agency Homeowner Series 144 (Housing Revenue, JPMorgan Chase & Company SPA)	0.03	10-1-2037	3,400,000	3,400,000
New York NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.01	6-15-2025	18,525,000	18,525,000
New York NY Series 2008 Sub Series J5 (GO Revenue, Bank of America NA SPA)	0.01	8-1-2028	100,000	100,000
New York NY Series H Sub Series H-3 (GO Revenue, AGM Insured, State Street Bank & Trust Company SPA)	0.01	8-1-2021	11,000,000	11,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York NY Sub Series D-4 (GO Revenue, TD Bank NA SPA)	0.01%	8-1-2040	$1,520,000	$1,520,000
New York NY Transitional Finance Authority Series 3F (Tax Revenue, Royal Bank of Canada SPA)	0.01	11-1-2022	4,500,000	4,500,000
New York NY Transitional Finance Authority Sub Series 2013A-4 (Tax Revenue, Northern Trust Company SPA)	0.01	8-1-2039	4,000,000	4,000,000
New York Tender Option Bond Trust Receipts/Certificates (Airport Revenue, JPMorgan Chase & Company LIQ) 144A	0.05	5-1-2017	1,710,000	1,710,000

				74,280,000

North Carolina: 1.04%

Variable Rate Demand Notes ø: 1.04%
North Carolina HFA Home Ownership Series 15-C (Housing Revenue, AGM Insured, TD Bank NA SPA)	0.04	7-1-2032	5,115,000	5,115,000
North Carolina HFA Home Ownership Series 16-C (Housing Revenue, TD Bank NA SPA)	0.04	7-1-2032	4,780,000	4,780,000

				9,895,000

North Dakota: 1.90%

Other Municipal Debt: 1.72%
Mercer County ND PCR Basin Electric Power Series 2009-1 (Utilities Revenue)	0.10	8-6-2015	16,300,000	16,300,000

Variable Rate Demand Note ø: 0.18%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.20	12-1-2022	1,650,000	1,650,000

Ohio: 3.21%

Variable Rate Demand Notes ø: 3.21%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.17	1-1-2038	4,900,000	4,900,000
Ohio Air Quality Development Authority (Miscellaneous Revenue)	0.05	3-1-2032	5,000,000	5,000,000
Ohio Air Quality Development Authority (Miscellaneous Revenue)	0.05	9-1-2037	19,500,000	19,500,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.16	12-1-2043	1,000,000	1,000,000

				30,400,000

Oregon: 0.60%

Variable Rate Demand Note ø: 0.60%
Port of Portland OR Horizon Air Industries Incorporated Project (Airport Revenue, Bank of America NA LOC)	0.04	6-15-2027	5,700,000	5,700,000

Other: 12.82%

Variable Rate Demand Notes ø: 12.82%
Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.06	10-1-2030	7,025,000	7,025,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.06%	10-1-2015	$4,385,000	$4,385,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	2-15-2028	21,812,000	21,812,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	1-1-2018	4,050,000	4,050,000
Clipper Tax-Exempt Certified Trust Series 2005-30 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	6-1-2038	1,485,000	1,485,000
Clipper Tax-Exempt Certified Trust Series 2006-02 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	10-1-2036	945,000	945,000
Clipper Tax-Exempt Certified Trust Series 2006-06 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	7-1-2037	1,435,000	1,435,000
Clipper Tax-Exempt Certified Trust Series 2006-10 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	9-1-2037	295,000	295,000
Clipper Tax-Exempt Certified Trust Series 2007-14 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	1-1-2038	1,405,000	1,405,000
Clipper Tax-Exempt Certified Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	9-1-2039	1,306,000	1,306,000
Clipper Tax-Exempt Certified Trust Series 2007-40 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	7-1-2036	447,000	447,000
Clipper Tax-Exempt Certified Trust Series 2009-22 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.14	12-1-2036	1,420,000	1,420,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.05	1-15-2047	14,708,000	14,708,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.05	6-15-2036	24,360,000	24,360,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.03	12-15-2045	2,500,000	2,500,000
FHLMC Multifamily Municipal Securities Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.03	3-15-2049	2,700,000	2,700,000
FHLMC Series M020 Class A (Housing Revenue, FHLMC LIQ)	0.05	11-15-2036	23,040,000	23,040,000
General Revenue Bonds Series 2007 Solar Eclipse Funding Trust Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.15	6-1-2037	8,195,000	8,195,000

				121,513,000

Pennsylvania: 2.31%

Variable Rate Demand Notes ø: 2.31%
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.10	9-1-2032	1,900,000	1,900,000
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.02	6-1-2035	100,000	100,000
Geisinger Authority Pennsylvania Health System Series 2005B (Health Revenue, U.S. Bank NA SPA)	0.01	8-1-2022	10,000,000	10,000,000
JPMorgan Chase PUTTER/DRIVER Trust Series 4298Z (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.07	4-1-2029	2,325,000	2,325,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.06	2-1-2018	2,085,000	2,085,000
Pennsylvania EDFA Fitzpatrick Container Company Project (Industrial Development Revenue, PNC Bank NA LOC)	0.13	12-1-2023	1,200,000	1,200,000
Pennsylvania EDFA Series G10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.13	12-1-2025	2,000,000	2,000,000
Pennsylvania Housing Finance Agency Series 2004 (GO Revenue, PNC Bank NA SPA)	0.03	1-1-2034	200,000	200,000
Philadelphia PA IDA Series B-2 (Industrial Development Revenue, TD Bank NA LOC)	0.02	10-1-2030	2,100,000	2,100,000

				21,910,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Rhode Island: 0.23%

Variable Rate Demand Note ø: 0.23%
Narragansett Bay Rl Commission Rhode Island Wastewater System Series 2007A Solar Eclipse Series 2007-0016 (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.08%	2-1-2037	$2,200,000	$2,200,000

South Carolina: 4.17%

Other Municipal Debt: 3.62%
Easley SC Combined Utility System Series 2005 (Utilities Revenue, AGM Insured) §	5.00	12-1-2034	1,270,000	1,290,035
South Carolina Association of Governmental Organizations Certificate of Participation Series A (GO Revenue) %%	1.50	4-14-2016	12,135,000	12,243,487
York County SC PCR Series 2000B-1 (Utilities Revenue) ##	0.25	9-1-2015	7,400,000	7,400,000
York County SC PCR Series 2000B-2 (Utilities Revenue) ##	0.25	9-1-2015	7,400,000	7,400,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	9-1-2015	6,000,000	6,000,000

				34,333,522

Variable Rate Demand Note ø: 0.55%
South Carolina Jobs EDA Blue Ridge Log Cabins LLC Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.09	3-1-2032	5,210,000	5,210,000

South Dakota: 0.17%

Variable Rate Demand Note ø: 0.17%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.08	7-1-2037	1,600,000	1,600,000

Tennessee: 0.49%

Other Municipal Debt: 0.10%
Metropolitan Government of Nashville & Davidson County TN Series A-1 (GO Revenue)	0.04	9-2-2015	1,000,000	1,000,000

Variable Rate Demand Notes ø: 0.39%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts Series 2015-XF1023 (Housing Revenue, Deutsche Bank LIQ) 144A	0.15	1-1-2045	2,565,000	2,565,000
Montgomery County TN Public Building Authority Tennessee County Loan Pool (Miscellaneous Revenue, Bank of America NA LOC)	0.03	7-1-2038	1,100,000	1,100,000

				3,665,000

Texas: 13.51%

Other Municipal Debt: 4.23%
Brownsville TX Utility Systems Revenue Series A (Utilities Revenue, Ambac Insured)	5.00	9-1-2015	1,900,000	1,907,054
Brownsville TX Utility Systems Revenue Series A (Utilities Revenue, Ambac Insured)	5.00	9-1-2015	1,300,000	1,304,827
El Paso County TX Series 2014 (GO Revenue)	4.00	8-15-2015	600,000	600,752
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	1,175,000	1,176,835
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	1,300,000	1,302,031
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	1,285,000	1,287,007
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	940,000	941,468
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	1,395,000	1,397,179
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	1,420,000	1,422,218
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	1,400,000	1,418,775
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	1,605,000	1,626,525

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00%	11-15-2015	$1,635,000	$1,656,927
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	1,010,000	1,023,545
Lubbock TX (GO Revenue)	1.00	8-15-2015	310,000	310,084
San Antonio TX Combination Tax & Revenue Certificates of Obligation Series 2008 (GO Revenue)	4.00	8-1-2015	200,000	200,000
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	22,500,000	22,523,680

				40,098,907

Variable Rate Demand Notes ø: 9.28%
Austin TX Series 2008-1191 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Bank of America NA LIQ)	0.17	7-1-2032	1,915,000	1,915,000
Dallam County TX Industrial Development Corporation Economic Development Revenue Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue)	0.07	8-1-2039	1,700,000	1,700,000
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144A	0.22	11-1-2035	15,225,000	15,225,000
Deutsche Bank SPEAR/LIFER Trust Series DBE-1172X (Airport Revenue, Deutsche Bank LIQ) 144A	0.17	11-1-2037	10,245,000	10,245,000
Gulf Coast Texas Waste Disposal Authority ExxonMobil Project (Industrial Development Revenue)	0.01	9-1-2025	400,000	400,000
Gulf Coast Texas Waste Disposal Authority ExxonMobil Project (Industrial Development Revenue)	0.01	6-1-2020	300,000	300,000
Harris TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.17	7-1-2018	4,500,000	4,500,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.08	12-1-2023	3,600,000	3,600,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.10	4-1-2033	6,700,000	6,700,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project Class A (Industrial Development Revenue)	0.10	4-1-2037	15,000,000	15,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.03	3-1-2042	7,500,000	7,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue)	0.03	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series 2007 (Resource Recovery Revenue)	0.06	1-1-2032	5,000,000	5,000,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Hospital Revenue Series A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2041	2,800,000	2,800,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.27	12-15-2032	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	7,041,892	7,041,892

				87,926,892

Vermont: 1.02%

Variable Rate Demand Notes ø: 1.02%
Vermont HFA Series A (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.06	5-1-2037	4,200,000	4,200,000
Vermont HFA Series C (Housing Revenue, AGM Insured, Bank of New York Mellon SPA)	0.06	11-1-2037	5,500,000	5,500,000

				9,700,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Virginia: 1.25%

Variable Rate Demand Notes ø: 1.25%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.06%	4-1-2026	$2,200,000	$2,200,000
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.20	5-15-2042	3,810,000	3,810,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.22	11-1-2034	5,835,000	5,835,000

				11,845,000

Washington: 2.45%

Other Municipal Debt: 0.08%
Washington Motor Vehicle Fuel Tax Series 2009D (GO Revenue)	5.00	2-1-2016	725,000	742,204

Variable Rate Demand Notes ø: 2.37%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.10	5-1-2028	1,380,000	1,380,000
Washington EDFA Solid Waste Disposal Cleanscapes Incorporated Project Series 2009 (Resource Recovery Revenue, Bank of America NA LOC)	0.07	2-12-2019	15,900,000	15,900,000
Washington Housing Finance Commission Deer Run West Apartment Project A (Housing Revenue, Mizuho Corporate Bank LOC)	0.05	6-15-2037	5,200,000	5,200,000

				22,480,000

West Virginia: 0.71%

Variable Rate Demand Notes ø: 0.71%
West Virginia EDA Collins Hardwood Company LLC (Miscellaneous Revenue, CoBank LOC)	0.07	10-1-2017	4,000,000	4,000,000
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	0.07	10-1-2031	2,700,000	2,700,000

				6,700,000

Wisconsin: 2.44%

Variable Rate Demand Notes ø: 2.44%
Brodhead WI Stoughton Trailers Incorporated Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.17	8-1-2020	4,800,000	4,800,000
West Bend WI Bestech Tool Corporation Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.28	9-1-2019	435,000	435,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.22	8-15-2034	9,000,000	9,000,000
Wisconsin Housing & EDA Series 2011A (Housing Revenue, PNC Bank NA SPA)	0.03	12-1-2043	8,870,000	8,870,000

				23,105,000

Wyoming: 2.53%

Variable Rate Demand Notes ø: 2.53%
Lincoln County WY Pollution Control Revenue ExxonMobil Project Bank Bond (Industrial Development Revenue)	0.01	10-1-2044	20,000,000	20,000,000
Wyoming CDA AMT Series 6 (Housing Revenue, Bank of New York Mellon SPA)	0.11	12-1-2037	4,000,000	4,000,000

				24,000,000

Total Municipal Obligations (Cost $898,574,684)				898,574,684

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other: 4.54%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A§±	0.10%	3-1-2040	$3,000,000	$3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A§±	0.09	8-1-2040	3,700,000	3,700,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ)144A§±	0.09	8-1-2040	2,400,000	2,400,000
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A§±	0.10	8-3-2043	7,700,000	7,700,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A§±	0.14	6-1-2040	4,000,000	4,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ)144A§±	0.11	2-25-2045	3,500,000	3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±	0.11	3-4-2045	15,000,000	15,000,000
Western Asset Municipal Partners Fund Incorporated Series 1 144A§±	0.11	3-11-2045	3,700,000	3,700,000

Total Other (Cost $43,000,000)				43,000,000

Repurchase Agreements: 1.58%
Credit Agricole, dated 7-31-2015, maturity value $15,000,163 ^^	0.13	8-3-2015	15,000,000	15,000,000

Total Repurchase Agreements (Cost $15,000,000)				15,000,000

Total investments in securities (Cost $956,574,684) *	100.95%	956,574,684
Other assets and liabilities, net	(0.95)	(9,033,816)

Total net assets	100.00%	$947,540,868

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security
±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

##	All or a portion of this security is segregated for when-issued securities.

%%	The security is issued on a when-issued basis.

^^	Collateralized by U.S. government securities, 1.13% to 2.38%, 1-15-2017 to 2-15-2025, fair value including accrued interest is $15,300,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	19

Assets
Investments in unaffiliated securities, at amortized cost	$956,574,684
Cash	94,232
Receivable for investments sold	2,310,004
Receivable for interest	1,075,056
Receivable from manager	20,319
Prepaid expenses and other assets	36,466

Total assets	960,110,761

Liabilities
Dividends payable	8,071
Payable for investments purchased	12,243,487
Payable for Fund shares redeemed	269
Administration fees payable	78,337
Accrued expenses and other liabilities	239,729

Total liabilities	12,569,893

Total net assets	$947,540,868

NET ASSETS CONSIST OF
Paid-in capital	$947,621,876
Overdistributed net investment income	(178,603)
Accumulated net realized gains on investments	97,595

Total net assets	$947,540,868

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$3,536,613
Shares outstanding – Administrator Class[1]	3,536,310
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$827,025,404
Shares outstanding – Institutional Class[1]	826,909,725
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$116,978,851
Shares outstanding – Service Class[1]	116,973,520
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Statement of operations—six months ended July 31, 2015 (unaudited)

Investment income
Interest	$612,395

Expenses
Management fee	789,868
Administration fees
Administrator Class	1,764
Institutional Class	367,726
Service Class	78,189
Shareholder servicing fees
Administrator Class	1,764
Service Class	119,615
Custody and accounting fees	29,481
Professional fees	16,203
Registration fees	20,227
Shareholder report expenses	10,838
Trustees’ fees and expenses	6,628
Other fees and expenses	17,993

Total expenses	1,460,296
Less: Fee waivers and/or expense reimbursements	(900,554)

Net expenses	559,742

Net investment income	52,653

Net realized gains on investments	19,438

Net increase in net assets resulting from operations	$72,091

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Municipal Cash Management Money Market Fund	21

	Six months ended July 31, 2015 (unaudited)		Year ended January 31, 2015

Operations
Net investment income		$52,653		$117,981
Net realized gains on investments		19,438		137,428

Net increase in net assets resulting from operations		72,091		255,409

Distributions to shareholders from
Net investment income
Administrator Class		(176)		(353)
Institutional Class		(45,961)		(103,581)
Service Class		(6,516)		(14,047)
Net realized gains
Administrator Class		0		(331)
Institutional Class		0		(109,324)
Service Class		0		(11,719)

Total distributions to shareholders		(52,653)		(239,355)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Institutional Class	3,652,382,894	3,652,382,894	5,967,051,034	5,967,051,034
Service Class	101,601,198	101,601,198	288,455,640	288,455,640

		3,753,984,092		6,255,506,674

Reinvestment of distributions
Administrator Class	176	176	684	684
Institutional Class	4,871	4,871	28,419	28,419
Service Class	2,662	2,662	11,640	11,640

		7,709		40,743

Payment for shares redeemed
Institutional Class	(3,834,046,693)	(3,834,046,693)	(6,063,109,257)	(6,063,109,257)
Service Class	(125,092,189)	(125,092,189)	(323,364,747)	(323,364,747)

		(3,959,138,882)		(6,386,474,004)

Net decrease in net assets resulting from capital share transactions		(205,147,081)		(130,926,587)

Total decrease in net assets		(205,127,643)		(130,910,533)

Net assets
Beginning of period		1,152,668,511		1,283,579,044

End of period		$947,540,868		$1,152,668,511

Overdistributed net investment income		$(178,603)		$(178,603)

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.04%	0.05%	0.02%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.37%	0.36%	0.36%	0.36%	0.38%
Net expenses	0.11%	0.11%	0.15%	0.22%	0.24%	0.30%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$3,537	$3,536	$3,536	$3,534	$3,533	$9,627

[1]	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Cash Management Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28 2010[1]
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011[1,2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.04%	0.08%	0.05%	0.16%	0.40%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.25%	0.24%	0.24%	0.24%	0.24%	0.23%
Net expenses	0.11%	0.11%	0.15%	0.19%	0.19%	0.21%	0.23%
Net investment income	0.01%	0.01%	0.01%	0.04%	0.06%	0.18%	0.40%
Supplemental data
Net assets, end of period (000s omitted)	$827,025	$1,008,667	$1,104,686	$1,566,716	$2,337,778	$4,115,192	$4,580,024

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Class I of Evergreen Institutional Municipal Money Market Fund.

[2]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28 2010[1]
SERVICE CLASS		2015	2014	2013	2012	2011[1,2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]	0.00 [3]	0.00 [3]
Net realized gains (losses) on investments	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	(0.00)[3]

Total from investment operations	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]
Distributions to shareholders from
Net investment income	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net realized gains	0.00	(0.00)[3]	(0.00)[3]	(0.00)[3]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]	(0.00)[3]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.02%	0.04%	0.05%	0.01%	0.01%	0.20%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.47%	0.48%	0.48%	0.50%	0.50%	0.48%
Net expenses	0.11%	0.11%	0.15%	0.22%	0.25%	0.37%	0.44%
Net investment income (loss)	0.01%	0.01%	0.01%	0.01%	(0.01)%	0.01%	0.21%
Supplemental data
Net assets, end of period (000s omitted)	$116,979	$140,465	$175,358	$140,313	$213,380	$312,671	$564,325

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Institutional Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Class IS of Evergreen Institutional Municipal Money Market Fund.

[2]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

26	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	27

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual advisory fee of 0.10% of the Fund’s average daily net assets. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For the six months ended July 31, 2015, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets. For financial statement purposes, advisory fees and fund-level administration fees for the six months ended July 31, 2015 have been included in management fee on the Statement of Operations.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares and 0.45% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Service Class and Administrator Class of the Fund are charged a fee at an annual rate of 0.25% and 0.10%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

28	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

30	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Municipal Cash Management Money Market Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

32	Wells Fargo Advantage Municipal Cash Management Money Market Fund	Other information (unaudited)

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Institutional Class) was higher than or equal to the average performance of the Universe for all periods under review. The Board also noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates for all share classes of the Fund were lower than or in range of their respective expense Groups.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage Municipal Cash Management Money Market Fund	33

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

34	Wells Fargo Advantage Municipal Cash Management Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236207 09-15 SA307/SAR307 07-15

Wells Fargo Advantage

Municipal Money Market Fund

Semi-Annual Report

July 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Municipal Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Municipal Money Market Fund for the six-month period that ended July 31, 2015. The past six months were marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission, expectation for the U.S. Federal Reserve (Fed) to raise the federal funds rate, and limited supply of high-quality, short-term investments.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to take place over a two-year period with final implementation required by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors.

■	Retail investors will continue to transact at a $1.00 NAV but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities.

■	Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed has set the stage for increasing the federal funds rate.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the Fed continued its near-zero interest-rate policy. However, the Fed emphasized that the timing of an initial increase in the federal funds rate will depend on economic data, and most Fed members believed it will be appropriate to increase the rate in 2015. In her semi-annual testimony before Congress, Fed Chair Janet Yellen also said that “sometimes too much attention is placed on the timing of the first increase in the federal funds target rate. And what should matter to market participants is the entire expected trajectory of policy.” This suggested that the Fed expects economic conditions to evolve in a way that will make it appropriate for it to raise rates gradually over time.

Limited supply of short-term investment securities continued during the reporting period. Banks have been curtailing their issuance of shorter maturities as they move into compliance with stricter liquidity requirements, while others are trimming the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

Letter to shareholders (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Municipal Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA

Average annual total returns1 (%) as of July 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WMUXX)	1-5-1995	0.03	0.03	0.86	0.84	0.65
Institutional Class (WMTXX)*	7-9-2010	0.03	0.05	1.00	0.45	0.20
Investor Class (WMVXX)	7-9-2010	0.03	0.03	0.98	0.87	0.64
Service Class (WMSXX)	11-2-1988	0.03	0.03	0.98	0.74	0.45
Sweep Class	6-30-2000	0.03	0.03	0.75	1.19	1.00
*	Institutional Class shares are closed to new investors.

Yield summary3 (%) as of July 31, 2015

	Class A	Institutional Class	Investor Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	5

Revenue source distribution[4] of July 31, 2015

Effective maturity distribution[4] as of July 31, 2015

Weighted average maturity[5] as of July 31, 2015
21 days

Weighted average life[6] as of July 31, 2015
21 days

[1]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to include the higher expenses applicable to Investor Class shares. If these expenses had been adjusted, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Municipal Money Market Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through the conversion of Investor Class of the Fund into Class A of the Fund, expected to occur on or about October 23, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Operating Expenses After Fee Waiver for Class A at the amount shown. Effective upon the conversion of Investor Class of the Fund into Class A of the Fund, the manager has contractually committed through May 31, 2017, to cap the Total Annual Fund Operating Expenses After Fee Waiver at 0.64% for Class A. For the Institutional Class, Investor Class, Service Class and Sweep Class, the manager has contractually committed through May 31, 2017, to cap the Total Annual Fund Operating Expenses After Fee Waiver at the amounts shown. After this time, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.77)%, (0.38)%, (0.80)%, (0.67)%, and (1.12)% for Class A, Institutional Class, Investor Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Municipal Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2015 to July 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2015	Ending account value 7-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%
Investor Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%
Service Class
Actual	$1,000.00	$1,000.05	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.55	0.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.25	$0.55	0.11%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 94.17%

Alabama: 0.80%

Variable Rate Demand Note ø: 0.80%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.18%	8-1-2041	$2,600,000	$2,600,000

Alaska: 0.09%

Variable Rate Demand Note ø: 0.09%
Valdez AK Marine Terminal Exxon Pipeline Project Series 1985 (Industrial Development Revenue)	0.01	10-1-2025	300,000	300,000

Arizona: 2.90%

Variable Rate Demand Notes ø: 2.90%
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.05	8-1-2026	700,000	700,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	7-1-2024	7,500,000	7,500,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.08	8-1-2027	1,250,000	1,250,000

				9,450,000

California: 2.16%

Other Municipal Debt: 0.31%
Los Angeles County CA TRAN Series 2015 (GO Revenue)	2.00	6-30-2016	800,000	812,179
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	200,000	208,519

				1,020,698

Variable Rate Demand Notes ø: 1.85%
California CDA Gas Supply (Utilities Revenue, Royal Bank of Canada SPA)	0.02	11-1-2040	2,300,000	2,300,000
California HFFA Tender Option Bond Trust Receipts Certificates Series XF0236 (Health Revenue, TD Bank NA LIQ) 144A	0.03	8-15-2031	625,000	625,000
California JPMorgan Chase PUTTER Trust Series 3841 (Transportation Revenue, Ambac Insured, JPMorgan Chase & Company LIQ) 144A	0.01	7-1-2024	1,490,000	1,490,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, JPMorgan Chase & Company LOC)	0.01	11-1-2026	200,000	200,000
Riverside County CA Transportation Various Limited Tax Series 2009-B (Tax Revenue, Bank of Tokyo-Mitsubishi UFJ Limited SPA)	0.01	6-1-2029	1,100,000	1,100,000
Santa Clara Valley CA Transportation Authority 2000 Measure A Sales Tax Revenue Bonds Series 2008-B (Transportation Revenue, Sumitomo Mitsui Banking Corporation SPA)	0.01	4-1-2036	300,000	300,000

				6,015,000

Colorado: 3.38%

Variable Rate Demand Notes ø: 3.38%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.16	10-1-2037	1,000,000	1,000,000
Colorado HFA Ready Foods Incorporated Project Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.07	1-1-2032	2,350,000	2,350,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Colorado HFA Worldwest LLP Project Series 1999-A (Industrial Development Revenue, UMB Bank Colorado LOC) 144A	0.28%	9-1-2023	$2,825,000	$2,825,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2031	1,500,000	1,500,000
Colorado Tender Option Bond Trust Receipts/Certificates Series XF1031 (Housing Revenue) 144A	0.17	6-1-2044	1,000,000	1,000,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.17	11-15-2025	1,000,000	1,000,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.14	11-1-2020	1,335,000	1,335,000

				11,010,000

Florida: 5.21%

Other Municipal Debt: 1.20%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.06	8-27-2015	1,000,000	1,000,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.05	9-9-2015	2,900,000	2,900,000

				3,900,000

Variable Rate Demand Notes ø: 4.01%
Alachua County FL Florida Rock Industries Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.13	11-1-2022	1,850,000	1,850,000
Lee County FL HFA SFHR Series 2908-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.08	9-1-2015	925,000	925,000
Lee County FL HFA SFHR Series 2909-Z (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company LIQ)	0.08	9-1-2015	885,000	885,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	7-1-2025	1,000,000	1,000,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.22	11-15-2033	2,400,000	2,400,000
West Palm Beach FL Utilities Systems Series 2008-C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.10	10-1-2038	6,000,000	6,000,000

				13,060,000

Hawaii: 0.09%

Other Municipal Debt: 0.09%
Hawaii Series 2011-ED (GO Revenue)	5.00	12-1-2015	300,000	304,748

Illinois: 3.47%

Variable Rate Demand Notes ø: 3.47%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, Harris NA LOC)	0.10	7-1-2033	1,890,000	1,890,000
Chicago IL Midway Airport 2nd Lien Series C-1 (Airport Revenue, Bank of Montreal LOC)	0.05	1-1-2035	5,800,000	5,800,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.03	4-1-2035	300,000	300,000
Lake County IL Brown Paper Goods Project (Industrial Development Revenue, JPMorgan Chase & Company LOC)	0.47	10-1-2021	695,000	695,000
Lake County IL Northpoint Association (Industrial Development Revenue, Northern Trust Company LOC)	0.07	7-1-2029	2,600,000	2,600,000

				11,285,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Indiana: 1.02%

Other Municipal Debt: 0.31%
Indiana Bond Bank Advance Funding Program Notes Series 2015-A (Miscellaneous Revenue)	2.00%	1-5-2016	$1,000,000	$1,007,491

Variable Rate Demand Notes ø: 0.71%
Carmel IN RDA Lease Rental Revenue Performing Arts Center Series 2004-1275 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.12	2-1-2033	500,000	500,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.13	10-1-2023	1,820,000	1,820,000

				2,320,000

Iowa: 0.64%

Variable Rate Demand Notes ø: 0.64%
Iowa Finance Authority Interwest Project Series 2001 (Industrial Development Revenue, CoBank LOC)	0.07	11-1-2016	680,000	680,000
Iowa Finance Authority Powerfilm Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.17	6-1-2028	1,400,000	1,400,000

				2,080,000

Kansas: 0.89%

Other Municipal Debt: 0.06%
Wichita KS Water & Sewer Utilities Revenue Series 2005C (Water & Sewer Revenue) §	5.00	10-1-2017	200,000	203,528

Variable Rate Demand Notes ø: 0.83%
Olathe KS Insulite Glass Company Incorporated Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.13	6-1-2020	550,000	550,000
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.12	8-1-2027	2,130,000	2,130,000

				2,680,000

Kentucky: 1.53%

Other Municipal Debt: 0.39%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014D-1 (Water & Sewer Revenue) ##	1.00	8-1-2015	500,000	500,000
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2015D-1 (Water & Sewer Revenue)	1.25	7-1-2016	750,000	755,575

				1,255,575

Variable Rate Demand Notes ø: 1.14%
Bardstown KY Industrial Building Linpac Materials Handling Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.14	10-1-2019	1,860,000	1,860,000
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.13	9-1-2022	1,850,000	1,850,000

				3,710,000

Louisiana: 3.68%

Variable Rate Demand Notes ø: 3.68%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Industrial Development Revenue)	0.01	8-1-2035	300,000	300,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Louisiana HFA Arbor Place Apartments Project Series 2008 (Housing Revenue, FHLMC LIQ)	0.08%	3-1-2043	$7,685,000	$7,685,000
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue)	0.12	12-1-2036	4,000,000	4,000,000

				11,985,000

Maryland: 1.47%

Other Municipal Debt: 1.47%
Baltimore County MD Metropolitan District 75th Issue (GO Revenue) ##	5.00	8-1-2015	200,000	200,000
Montgomery County MD Series 10-A (GO Revenue) ##	0.05	8-18-2015	4,600,000	4,600,000

				4,800,000

Massachusetts: 3.33%

Other Municipal Debt: 1.40%
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured) §	5.00	8-15-2030	2,240,000	2,243,641
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured) §	5.00	8-15-2021	300,000	300,487
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured)	0.06	8-3-2015	2,000,000	2,000,000

				4,544,128

Variable Rate Demand Notes ø: 1.93%
Clipper Tax-Exempt Certificate Trust Series 2009-69 (Tax Revenue, State Street Bank & Trust Company LIQ)	0.05	7-1-2027	5,000,000	5,000,000
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.02	3-1-2034	1,300,000	1,300,000

				6,300,000

Michigan: 5.64%

Variable Rate Demand Notes ø: 5.64%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank PLC) 144A	0.17	7-1-2018	2,500,000	2,500,000
Green Lake Township MI Economic Development Corporation (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.01	6-1-2034	485,000	485,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.20	11-15-2047	1,100,000	1,100,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.20	11-15-2047	1,265,000	1,265,000
Michigan Housing Development Authority Series A (Housing Revenue, AGM Insured, Fortis Bank SA SPA)	0.14	4-1-2042	7,555,000	7,555,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.07	1-1-2032	1,730,000	1,730,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.07	1-1-2032	1,745,000	1,745,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.07	1-1-2035	1,955,000	1,955,000

				18,335,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Minnesota: 5.16%

Other Municipal Debt: 0.16%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2014 (Water & Sewer Revenue)	1.00%	12-1-2015	$500,000	$501,230

Variable Rate Demand Notes ø: 5.00%
Becker MN Plymouth Foam Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.15	5-1-2019	985,000	985,000
Bloomington MN Refunding Bond MFHR Norlan Partnership Series 2000-A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	7-15-2032	5,090,000	5,090,000
Coon Rapids MN Drake Apartments Project A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-15-2038	2,755,000	2,755,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	8-15-2038	400,000	400,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-15-2038	3,645,000	3,645,000
Minnesota Bond Securitization Trust Certificate Series S-1 (Miscellaneous Revenue, PNC Bank NA LOC)	0.17	2-1-2027	1,265,000	1,265,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.05	6-1-2032	2,140,000	2,140,000

				16,280,000

Missouri: 0.83%

Other Municipal Debt: 0.34%
Missouri HEFA Health Care Series 2014-E (Health Revenue)	0.10	9-9-2015	1,100,000	1,100,000

Variable Rate Demand Note ø: 0.49%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.07	4-1-2026	1,595,000	1,595,000

Nebraska: 1.63%

Variable Rate Demand Notes ø: 1.63%
Douglas County NE Hospital Authority # 3 Tender Option Bond Trust Receipts Series 2015-XF1042 (Miscellaneous Revenue, Deutsche Bank AG LIQ) 144A	0.22	11-1-2048	1,000,000	1,000,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.11	9-1-2031	4,310,000	4,310,000

				5,310,000

Nevada: 1.69%

Variable Rate Demand Notes ø: 1.69%
Clark County NV Deutsche Bank SPEAR/LIFER Trust Series DBE-643 (Airport Revenue, Ambac Insured, Deutsche Bank LIQ) 144A	0.12	7-1-2025	1,500,000	1,500,000
Nevada Housing Division Multi-Unit Flamingo Road LLC Series A (Housing Revenue, Exchange Bank LOC) 144A	0.10	10-1-2026	2,000,000	2,000,000
Nevada Housing Division Multi-Unit Fort Apache Road LLC Series A (Housing Revenue, Exchange Bank LOC)	0.10	10-1-2026	2,000,000	2,000,000

				5,500,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 0.95%

Variable Rate Demand Notes ø: 0.95%
New Jersey EDA School Facilities Construction Series NN Deutsche Bank SPEAR/LIFER Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.11%	3-1-2029	$660,000	$660,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.18	1-1-2038	2,425,000	2,425,000

				3,085,000

New York: 3.12%

Variable Rate Demand Notes ø: 3.12%
New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)	0.02	7-1-2031	1,500,000	1,500,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	0.05	5-1-2048	600,000	600,000
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.01	5-1-2048	4,500,000	4,500,000
New York HFA Series 2015-A (Housing Revenue, Bank of China LOC)	0.04	5-1-2050	450,000	450,000
New York Mortgage Agency Homeowner Mortgage Series 135 (Housing Revenue, Barclays Bank plc SPA)	0.03	4-1-2037	300,000	300,000
New York NY Fiscal Series 2004-H-1 (GO Revenue, Bank of New York Mellon LOC)	0.01	3-1-2034	1,590,000	1,590,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Sub Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.01	8-1-2043	1,100,000	1,100,000
New York NY Transitional Finance Authority Series C (Tax Revenue, Morgan Stanley Bank LOC)	0.01	5-1-2028	100,000	100,000

				10,140,000

North Carolina: 0.88%

Variable Rate Demand Notes ø: 0.88%
Charlotte-Mecklenburg NC Hospital Authority Series 2005-D (Health Revenue, U.S. Bank NA LOC)	0.01	1-15-2026	1,000,000	1,000,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.09	12-1-2026	1,850,000	1,850,000

				2,850,000

North Dakota: 1.51%

Other Municipal Debt: 1.51%
Mercer County ND PCR Basin Electric Power Series 2009-1 (Utilities Revenue)	0.10	8-6-2015	4,900,000	4,900,000

Ohio: 2.75%

Variable Rate Demand Notes ø: 2.75%
Ohio Air Quality Development Authority Andersons Marathon Ethanol LLC Project Series 2007 (Resource Recovery Revenue, CoBank LOC)	0.05	3-1-2032	5,000,000	5,000,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.16	12-1-2043	550,000	550,000
Tuscarawas County OH Port Authority Plymouth Incorporated Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.07	8-1-2038	3,400,000	3,400,000

				8,950,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma: 0.15%

Variable Rate Demand Note ø: 0.15%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	0.17%	3-1-2018	$500,000	$500,000

Other: 12.08%

Variable Rate Demand Notes ø: 12.08%
Branch Banking & Trust Series 2040 (Airport Revenue, Branch Banking & Trust LOC, FGIC Insured, Branch Banking & Trust LIQ)	0.06	10-1-2030	2,900,000	2,900,000
Branch Banking & Trust Series 2054 (Miscellaneous Revenue, Ambac Insured, Branch Banking & Trust LIQ)	0.06	10-1-2015	5,675,000	5,675,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	2-15-2028	7,451,000	7,451,000
Clipper Tax-Exempt Certificate Trust Series 2007-19 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	9-1-2039	2,284,000	2,284,000
Clipper Tax-Exempt Certificate Trust Series 2009-26 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.17	7-1-2037	260,000	260,000
Clipper Tax-Exempt Certificate Trust Series 2009-32 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	1-1-2018	6,000,000	6,000,000
FHLMC MFHR Series M019 Class A (Housing Revenue, FHLMC LIQ)	0.05	5-1-2017	3,016,000	3,016,000
FHLMC MFHR Series M021 Class A (Housing Revenue, FHLMC LIQ)	0.05	6-15-2036	7,410,000	7,410,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.03	12-15-2045	1,100,000	1,100,000
FHLMC Series M033 (Housing Revenue, FHLMC LIQ)	0.03	12-15-2046	800,000	800,000
General Revenue Bonds Series 2007 Solar Eclipse Funding Trust Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC)	0.15	6-1-2037	2,400,000	2,400,000

				39,296,000

Pennsylvania: 2.51%

Variable Rate Demand Notes ø: 2.51%
Allegheny County PA Residential Finance Authority Mortgage SFHR Series 2005-SS (Housing Revenue, GNMA/FNMA Insured, PNC Bank NA SPA)	0.13	5-1-2036	1,255,000	1,255,000
Allegheny County PA Series C-50 (GO Revenue)	0.03	5-1-2027	400,000	400,000
Beaver County PA IDA Daily Corporation Project (Industrial Development Revenue)	0.10	9-1-2032	5,400,000	5,400,000
Delaware County PA IDA United Parcel Service Project (Industrial Development Revenue)	0.01	12-1-2015	200,000	200,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.13	8-1-2022	900,000	900,000

				8,155,000

South Carolina: 4.18%

Other Municipal Debt: 3.70%
Easley SC Combined Utility System Series 2005 (Utilities Revenue) §	5.00	12-1-2034	400,000	406,310
South Carolina Association of Governmental Organizations Certificate of Participation Series A (GO Revenue) %%	1.50	4-14-2016	4,900,000	4,943,806
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	9-1-2015	2,400,000	2,400,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	9-1-2015	2,400,000	2,400,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	9-1-2015	1,900,000	1,900,000

				12,050,116

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Note ø: 0.48%
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.16%	11-1-2029	$1,545,000	$1,545,000

Tennessee: 1.54%

Variable Rate Demand Note ø: 1.54%
Chattanooga TN Health & Education Housing Facilities Tender Option Bond Trust Receipts Series 2015-XF1023 (Housing Revenue, Deutsche Bank LIQ) 144A	0.15	1-1-2045	5,000,000	5,000,000

Texas: 10.23%

Other Municipal Debt: 2.39%
Brownsville TX Utility Systems Revenue Series A (Utilities Revenue, AMBAC Insured)	5.00	9-1-2015	600,000	602,228
Brownsville TX Utility Systems Revenue Series A (Utilities Revenue, AMBAC Insured)	5.00	9-1-2015	400,000	401,485
El Paso County TX Series 2014 (GO Revenue)	4.00	8-15-2015	200,000	200,251
El Paso County TX Hospital District (Health Revenue, AMBAC Insured)	5.00	8-15-2015	400,000	400,625
El Paso County TX Hospital District (Health Revenue, AMBAC Insured)	5.00	8-15-2015	400,000	400,625
El Paso County TX Hospital District (Health Revenue, AMBAC Insured)	5.00	8-15-2015	450,000	450,703
El Paso County TX Hospital District (Health Revenue, AMBAC Insured)	5.00	8-15-2015	300,000	300,469
El Paso County TX Hospital District (Health Revenue, AMBAC Insured)	5.00	8-15-2015	500,000	500,781
El Paso County TX Hospital District (Health Revenue, AMBAC Insured)	5.00	8-15-2015	400,000	400,625
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	500,000	506,705
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	500,000	506,705
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	500,000	506,705
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	300,000	304,023
Lubbock TX (GO Revenue)	1.00	8-15-2015	200,000	200,054
San Antonio TX Combination Tax & Revenue Certificates of Obligation Series 2008 (GO Revenue)	4.00	8-1-2015	100,000	100,000
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	1,000,000	1,001,058
University of Texas Board of Regents Revenue Financing Systems Series 2010-A (Education Revenue)	5.00	8-15-2015	1,000,000	1,001,622

				7,784,664

Variable Rate Demand Notes ø: 7.84%
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue)	0.10	5-1-2036	500,000	500,000
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144A	0.22	11-1-2035	5,500,000	5,500,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JP Morgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase Bank NA LIQ) 144A	0.04	6-1-2019	900,000	900,000
Harris TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank PLC LOC) 144A	0.17	7-1-2018	1,600,000	1,600,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.08	12-1-2023	1,800,000	1,800,000
Lower Neches Valley Authority Texas Industrial Development Corporation Exempt Facilities Revenue Mobil Oil Refining Corporation Project (Industrial Development Revenue)	0.01	4-1-2029	1,500,000	1,500,000
Port Arthur TX Navigation District Environmental Facilities BASF Corporation Project (Industrial Development Revenue)	0.10	4-1-2033	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.03%	3-1-2042	$6,000,000	$6,000,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Hospital Revenue Series A (Health Revenue, TD Bank N.A. LOC)	0.01	10-1-2041	1,100,000	1,100,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.27	12-15-2032	1,330,000	1,330,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	3,286,548	3,286,548

				25,516,548

Utah: 0.25%

Variable Rate Demand Note ø: 0.25%
Juab County UT Intermountain Farmers Association Project (Industrial Development Revenue, CoBank LOC)	0.08	10-1-2021	800,000	800,000

Vermont: 0.31%

Variable Rate Demand Note ø: 0.31%
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2034	995,000	995,000

Virginia: 1.35%

Variable Rate Demand Notes ø: 1.35%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.20	5-15-2042	1,945,000	1,945,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.22	11-1-2034	2,455,000	2,455,000

				4,400,000

Washington: 2.50%

Other Municipal Debt: 0.09%
Washington Motor Vehicle Fuel Tax Series 2009D (GO Revenue)	5.00	2-1-2016	285,000	291,763

Variable Rate Demand Notes ø: 2.41%
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.10	5-1-2028	920,000	920,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.07	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.04	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.07	8-1-2026	2,040,000	2,040,000

				7,850,000

Wisconsin: 4.25%

Variable Rate Demand Notes ø: 4.25%
Brodhead WI Stoughton Trailers Incorporated Project (Industrial Development Revenue, Bank One NA LOC)	0.17	8-1-2020	2,000,000	2,000,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.07	11-1-2020	1,155,000	1,155,000
Sheboygan WI Alaark Manufacturing Corporation Project Series 2000 (Industrial Development Revenue, U.S. Bank NA LOC)	0.07	12-1-2021	1,135,000	1,135,000

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Municipal Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	0.06%	11-1-2020	$1,030,000	$1,030,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	0.07	12-1-2022	1,180,000	1,180,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.22	8-15-2034	3,900,000	3,900,000
Wisconsin Housing & EDFA Zero Zone Incorporated Project Series 1999 (Industrial Development Revenue, U.S. Bank NA LOC)	0.15	8-1-2019	3,420,000	3,420,000

				13,820,000

Total Municipal Obligations (Cost $306,381,489)				306,381,489

Other: 6.33%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A±§	0.10	3-1-2040	3,000,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (Citibank NA LIQ) 144A±§	0.09	8-1-2040	1,800,000	1,800,000
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 6 (Citibank NA LIQ) 144A±§	0.09	8-1-2040	1,000,000	1,000,000
Nuveen New Jersey Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 5 (TD Bank NA LIQ) 144A±§	0.10	8-3-2043	2,300,000	2,300,000
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) 144A±§	0.14	6-1-2040	2,000,000	2,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.11	2-25-2045	3,500,000	3,500,000
Western Asset Managed Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A±§	0.11	3-4-2045	7,000,000	7,000,000

Total Other (Cost $20,600,000)				20,600,000

Repurchase Agreements: 0.92%
Credit Agricole, dated 7-31-2015, maturity value $3,000,033 ^^	0.13	8-3-2015	3,000,000	3,000,000

Total Repurchase Agreements (Cost $3,000,000)				3,000,000

Total investments in securities (Cost $329,981,489) *	101.42%	329,981,489
Other assets and liabilities, net	(1.42)	(4,629,399)

Total net assets	100.00%	$325,352,090

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

§	The security is subject to a demand feature which reduces the effective maturity.

##	All or a portion of this security is segregated for when-issued securities.

%%	The security is issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

^^	Collateralized by U.S. government securities, 1.13% to 2.38%, 1-15-2017 to 2-15-2025, fair value including accrued interest is $3,060,000.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2015 (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	17

Assets
Investments in unaffiliated securities, at amortized cost	$329,981,489
Cash	79,820
Receivable for investments sold	130,000
Receivable for Fund shares sold	66,877
Receivable for interest	295,845
Receivable from manager	111,100
Prepaid expenses and other assets	62,048

Total assets	330,727,179

Liabilities
Dividends payable	7,068
Payable for investments purchased	4,943,806
Payable for Fund shares redeemed	146,702
Distribution fee payable	2,634
Administration fees payable	51,996
Accrued expenses and other liabilities	222,883

Total liabilities	5,375,089

Total net assets	$325,352,090

NET ASSETS CONSIST OF
Paid-in capital	$325,442,090
Overdistributed net investment income	(103,986)
Accumulated net realized gains on investments	13,986

Total net assets	$325,352,090

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$14,236,895
Shares outstanding – Class A1	14,240,635
Net asset value per share – Class A	$1.00
Net assets – Institutional Class	$19,399,165
Shares outstanding – Institutional Class[1]	19,412,582
Net asset value per share – Institutional Class	$1.00
Net assets – Investor Class	$128,270,586
Shares outstanding – Investor Class[1]	128,324,641
Net asset value per share – Investor Class	$1.00
Net assets – Service Class	$155,138,654
Shares outstanding – Service Class[1]	155,191,692
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$8,306,790
Shares outstanding – Sweep Class[1]	8,310,546
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Municipal Money Market Fund	Statement of operations—six months ended July 31, 2015 (unaudited)

Investment income
Interest income	$202,889

Expenses
Management fee	566,942
Administration fees
Class A	11,407
Institutional Class	8,609
Investor Class	164,093
Service Class	91,209
Sweep Class	9,663
Shareholder servicing fees
Class A	12,962
Investor Class	163,229
Service Class	189,815
Sweep Class	10,980
Distribution fee
Sweep Class	15,372
Custody and accounting fees	13,426
Professional fees	23,684
Registration fees	34,180
Shareholder report expenses	24,808
Trustees’ fees and expenses	5,005
Other fees and expenses	5,841

Total expenses	1,351,225
Less: Fee waivers and/or expense reimbursements	(1,164,541)

Net expenses	186,684

Net investment income	16,205

Net realized gains on investments	0

Net increase in net assets resulting from operations	$16,205

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Municipal Money Market Fund	19

	Six months ended July 31, 2015 (unaudited)		Year ended January 31, 2015

Operations
Net investment income		$16,205		$55,093
Net realized gains on investments		0		41,907

Net increase in net assets resulting from operations		16,205		97,000

Distributions to shareholders from
Net investment income
Class A		(519)		(1,196)
Institutional Class		(1,077)		(2,543)
Investor Class		(6,567)		(14,303)
Service Class		(7,603)		(13,514)
Sweep Class		(439)		(17,269)
Net realized gains
Class A		0		(2,053)
Institutional Class		0		(9,218)
Investor Class		0		(28,630)
Service Class		0		(29,063)
Sweep Class		0		(2,132)

Total distributions to shareholders		(16,205)		(119,921)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	9,351,978	9,351,978	10,274,148	10,274,148
Institutional Class	7,913,301	7,913,301	216,804,867	216,804,867
Investor Class	20,283,218	20,283,218	42,455,985	42,455,985
Service Class	63,475,271	63,475,271	95,891,698	95,891,698
Sweep Class	123,018	123,018	606,413	606,413

		101,146,786		366,033,111

Reinvestment of distributions
Class A	407	407	2,670	2,670
Institutional Class	1,069	1,069	11,761	11,761
Investor Class	6,184	6,184	41,862	41,862
Service Class	1,218	1,218	8,131	8,131
Sweep Class	437	437	19,401	19,401

		9,315		83,825

Payment for shares redeemed
Class A	(5,085,525)	(5,085,525)	(14,732,380)	(14,732,380)
Institutional Class	(16,159,161)	(16,159,161)	(208,978,855)	(208,978,855)
Investor Class	(24,844,660)	(24,844,660)	(59,877,402)	(59,877,402)
Service Class	(48,526,431)	(48,526,431)	(105,623,401)	(105,623,401)
Sweep Class	(2,083,571)	(2,083,571)	(273,695,578)	(273,695,578)

		(96,699,348)		(662,907,616)

Net increase (decrease) in net assets resulting from capital share transactions		4,456,753		(296,790,680)

Total increase (decrease) in net assets		4,456,753		(296,813,601)

Net assets
Beginning of period		320,895,337		617,708,938

End of period		$325,352,090		$320,895,337

Overdistributed net investment income		$(103,986)		$(103,986)

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
CLASS A		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.03%	0.04%	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.89%	0.84%	0.83%	0.83%	0.82%	0.84%
Net expenses	0.11%	0.12%	0.18%	0.21%	0.22%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$14,237	$9,970	$14,410	$158,400	$102,082	$130,539

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Class A of Evergreen Municipal Money Market Fund.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.03%	0.04%	0.07%	0.05%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.45%	0.44%	0.44%	0.44%	0.45%
Net expenses	0.11%	0.11%	0.14%	0.19%	0.19%	0.20%
Net investment income	0.01%	0.01%	0.01%	0.04%	0.06%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$19,399	$27,644	$19,814	$19,709	$17,896	$106,186

[1]	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
INVESTOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.03%	0.04%	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.91%	0.87%	0.86%	0.86%	0.85%	0.89%
Net expenses	0.11%	0.12%	0.15%	0.22%	0.22%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$128,271	$132,826	$150,242	$158,812	$179,884	$209,041

[1]	For the period from July 9, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Municipal Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
SERVICE CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.03%	0.04%	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.74%	0.73%	0.73%	0.72%	0.64%
Net expenses	0.12%	0.12%	0.15%	0.22%	0.21%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$155,139	$140,189	$149,950	$148,896	$119,313	$96,341

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Class I of Evergreen Municipal Money Market Fund.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Municipal Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
SWEEP CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2,3]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.00%	0.03%	0.04%	0.03%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.19%	1.18%	1.18%	1.18%	1.17%
Net expenses	0.11%	0.12%	0.15%	0.23%	0.23%	0.35%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$8,307	$10,267	$283,293	$444,380	$920,116	$3,233,532

[1]	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Municipal Money Market Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 12, 2010 is that of Class S of Evergreen Municipal Money Market Fund.

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	25

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Municipal Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

26	Wells Fargo Advantage Municipal Money Market Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	27

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual advisory fee which started at 0.30% and declined to 0.20% as the average daily net assets of the Fund increased. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For the six months ended July 31, 2015, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets. For financial statement purposes, advisory fees and fund-level administration fees for the six months ended July 31, 2015 have been included in management fee on the Statement of Operations.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Institutional Class	0.08
Investor Class	0.25
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through the conversion of Investor Class shares into Class A shares of the Fund, expected to occur on or about October 23, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap expenses at 0.65% for Class A shares. Effective upon the conversion of Investor Class shares into Class A shares, Funds Management has contractually committed through May 31, 2017, to cap the Fund’s expenses at 0.64% for Class A. Funds Management has contractually committed through May 31, 2017, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.20% for Institutional Class shares, 0.64% for Investor Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution Plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

28	Wells Fargo Advantage Municipal Money Market Fund	Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Investor Class, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	29

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

30	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	31

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

32	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Municipal Money Market Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

Other information (unaudited)	Wells Fargo Advantage Municipal Money Market Fund	33

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was higher than, equal to or in range of the average performance of the Universe for all periods under review. The Board also noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares. The Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio cap for Class A shares. In accepting such proposed new net operating expense ratio cap, the Board noted that the new net operating expense ratio for Class A would still be lower than median net operating expense ratio of Class A’s expense Group.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates for all share classes of the Fund were higher than their respective expense Groups. The Board discussed and accepted Funds Management’s proposal to convert the Investor Class shares into Class A shares. The Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio cap for Class A shares.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

34	Wells Fargo Advantage Municipal Money Market Fund	Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Municipal Money Market Fund	35

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236208 09-15 SA308/SAR308 07-15

Wells Fargo Advantage

National Tax-Free Money Market Fund

Semi-Annual Report

July 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

*	A complete schedule of portfolio holdings as of the report date may be obtained, free of charge, by accessing the following website: https://www.wellsfargoadvantagefunds.com/assets/edocs/regulatory/holdings/national-tax-free-money-market-semi.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on Form N-CSRS, is also available on the SEC’s website at sec.gov.

The views expressed and any forward-looking statements are as of July 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage National Tax-Free Money Market Fund for the six-month period that ended July 31, 2015. The past six months were marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission, expectation for the U.S. Federal Reserve (Fed) to raise the federal funds rate, and limited supply of high-quality, short-term investments.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to take place over a two-year period with final implementation required by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors.

■	Retail investors will continue to transact at a $1.00 NAV but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities.

■	Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed has set the stage for increasing the federal funds rate.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the Fed continued its near-zero interest-rate policy. However, the Fed emphasized that the timing of an initial increase in the federal funds rate will depend on economic data, and most Fed members believed it will be appropriate to increase the rate in 2015. In her semi-annual testimony before Congress, Fed Chair Janet Yellen also said that “sometimes too much attention is placed on the timing of the first increase in the federal funds target rate. And what should matter to market participants is the entire expected trajectory of policy.” This suggested that the Fed expects economic conditions to evolve in a way that will make it appropriate for it to raise rates gradually over time.

Limited supply of short-term investment securities continued during the reporting period. Banks have been curtailing their issuance of shorter maturities as they move into compliance with stricter liquidity requirements, while others are trimming the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

Letter to shareholders (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA

Average annual total returns1 (%) as of July 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (NWMXX)	7-28-2003	0.02	0.02	0.85	0.63	0.63
Administrator Class (WNTXX)	4-8-2005	0.02	0.02	0.99	0.36	0.30
Institutional Class (WFNXX)	11-8-1999	0.02	0.04	1.05	0.24	0.20
Service Class (MMIXX)	8-3-1993	0.02	0.02	0.93	0.53	0.45
Sweep Class	6-30-2010	0.02	0.02	0.85	0.98	0.98

Yield summary3 (%) as of July 31, 2015

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT).

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	5

Revenue source distribution[4] of July 31, 2015

Effective maturity distribution[4] as of July 31, 2015

Weighted average maturity[5] as of July 31, 2015
20 days

Weighted average life[6] as of July 31, 2015
20 days

[1]	Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.55)%, (0.28)%, (0.16)%, (0.45)%, and (0.90)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2015 to July 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2015	Ending account value 7-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45	0.09%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.40	0.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.40	$0.40	0.08%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45	0.09%
Service Class
Actual	$1,000.00	$1,000.05	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45	0.09%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.45	0.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.35	$0.45	0.09%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Summary portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	7

The Summary portfolio of investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Municipal Obligations: 98.60%

Alabama: 1.26%

Variable Rate Demand Notes ø: 1.26%
Other securities				$37,150,000	1.26%

Alaska: 0.17%

Variable Rate Demand Notes ø: 0.17%
Other securities				4,900,000	0.17

Arizona: 1.80%

Variable Rate Demand Notes ø: 1.80%
Phoenix AZ IDA Health Care Facilities Mayo Clinic Series 2014A (Health Revenue, Bank of America NA SPA)	0.01%	11-15-2052	$30,000,000	30,000,000	1.02
Other securities				22,940,000	0.78

				52,940,000	1.80

California: 8.98%

Other Municipal Debt: 0.30%
Other securities				8,781,563	0.30

Variable Rate Demand Notes ø: 8.68%
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.02	11-1-2040	83,620,000	83,620,000	2.83
California Statewide CDA Morgan Stanley Series 3102 Sutter Health Series 2005A, 2005B & 2008C, (Health Revenue, Credit Suisse LIQ) 144A	0.02	11-15-2048	24,446,525	24,446,525	0.83
Elsinore Valley CA Municipal Water District Series 2007A Eclipse Funding Trust Solar Eclipse 2007-0069 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.04	7-1-2034	16,450,000	16,450,000	0.56
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.03	12-1-2017	30,000,000	30,000,000	1.02
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.17	9-1-2036	29,290,000	29,290,000	0.99
Other securities				72,385,000	2.45

				256,191,525	8.68

Colorado: 3.09%

Variable Rate Demand Notes ø: 3.09%
Colorado Tender Option Bond Trust Receipts/Certificates Series XF1031 (Housing Revenue, Deutsche Bank LIQ) 144A	0.17	6-1-2044	34,025,000	34,025,000	1.15
Southern Ute CO Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.04	4-1-2040	20,035,000	20,035,000	0.68
Other securities				37,180,000	1.26

				91,240,000	3.09

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Connecticut: 0.20%

Variable Rate Demand Notes ø: 0.20%
Other securities				$6,000,000	0.20%

District of Columbia: 0.12%

Variable Rate Demand Notes ø: 0.12%
Other securities				3,600,000	0.12

Florida: 6.63%

Other Municipal Debt: 1.22%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.06%	8-27-2015	$9,200,000	9,200,000	0.31
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.05	9-9-2015	26,900,000	26,900,000	0.91

				36,100,000	1.22

Variable Rate Demand Notes ø: 5.41%
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)	0.02	11-15-2032	20,100,000	20,100,000	0.68
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.10	10-1-2038	66,490,000	66,490,000	2.25
Other securities				72,865,000	2.48

				159,455,000	5.41

Georgia: 1.44%

Variable Rate Demand Notes ø: 1.44%
Other securities				42,545,000	1.44

Hawaii: 0.26%

Other Municipal Debt: 0.03%
Other securities				1,015,827	0.03

Variable Rate Demand Notes ø: 0.23%
Other securities				6,665,000	0.23

Illinois: 2.20%

Variable Rate Demand Notes ø: 2.20%
Other securities				64,975,000	2.20

Indiana: 1.82%

Other Municipal Debt: 0.45%
Other securities				13,399,629	0.45

Variable Rate Demand Notes ø: 1.37%
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.05	7-1-2023	26,140,000	26,140,000	0.89
Other securities				14,140,000	0.48

				40,280,000	1.37

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Iowa: 2.40%

Variable Rate Demand Notes ø: 2.40%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.04%	6-1-2039	$60,400,000	$60,400,000	2.05%
Other securities				10,445,000	0.35

				70,845,000	2.40

Kansas: 0.35%

Other Municipal Debt: 0.05%
Other securities				1,424,693	0.05

Variable Rate Demand Notes ø: 0.30%
Other securities				9,000,000	0.30

Kentucky: 1.04%

Other Municipal Debt: 0.34%
Other securities				10,196,830	0.34

Variable Rate Demand Notes ø: 0.70%
Other securities				20,540,000	0.70

Louisiana: 1.28%

Variable Rate Demand Notes ø: 1.28%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Industrial Development Revenue)	0.01	8-1-2035	17,100,000	17,100,000	0.58
Other securities				20,528,000	0.70

				37,628,000	1.28

Maryland: 3.73%

Other Municipal Debt: 1.41%
Montgomery County MD Series 10-A (GO Revenue) ##	0.05	8-18-2015	40,200,000	40,200,000	1.36
Other securities				1,400,000	0.05

				41,600,000	1.41

Variable Rate Demand Notes ø: 2.32%
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.05	3-1-2030	42,350,000	42,350,000	1.44
Other securities				25,955,000	0.88

				68,305,000	2.32

Massachusetts: 2.52%

Other Municipal Debt: 1.56%
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured) §	5.00	8-15-2030	22,200,000	22,236,094	0.76

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Other Municipal Debt (continued)
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured)	0.06%	8-3-2015	$21,350,000	$21,350,000	0.72%
Other securities				2,403,896	0.08

				45,989,990	1.56

Variable Rate Demand Notes ø: 0.96%
Other securities				28,235,000	0.96

Michigan: 3.60%

Variable Rate Demand Notes ø: 3.60%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.17	7-1-2018	21,600,000	21,600,000	0.73
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.07	1-1-2032	27,870,000	27,870,000	0.95
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.07	1-1-2032	27,455,000	27,455,000	0.93
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.07	1-1-2035	11,000,000	11,000,000	0.37
Other securities				18,155,000	0.62

				106,080,000	3.60

Minnesota: 3.48%

Other Municipal Debt: 0.17%
Other securities				4,962,241	0.17

Variable Rate Demand Notes ø: 3.31%
Other securities				97,725,000	3.31

Mississippi: 1.44%

Variable Rate Demand Notes ø: 1.44%
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	11-1-2018	33,460,000	33,460,000	1.14
Other securities				8,905,000	0.30

				42,365,000	1.44

Missouri: 0.63%

Other Municipal Debt: 0.34%
Other securities				10,100,000	0.34

Variable Rate Demand Notes ø: 0.29%
Other securities				8,560,000	0.29

Nebraska: 0.22%

Variable Rate Demand Notes ø: 0.22%
Other securities				6,495,000	0.22

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Nevada: 0.28%

Variable Rate Demand Notes ø: 0.28%
Other securities				$8,225,000	0.28%

New Hampshire: 0.60%

Variable Rate Demand Notes ø: 0.60%
Other securities				17,735,000	0.60

New Jersey: 1.02%

Variable Rate Demand Notes ø: 1.02%
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.18%	1-1-2038	$15,505,000	15,505,000	0.53
Other securities				14,480,000	0.49

				29,985,000	1.02

New York: 7.66%

Variable Rate Demand Notes ø: 7.66%
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	11-15-2026	25,000,000	25,000,000	0.85
New York HFA Series 2015-A (Housing Revenue, Bank of China LOC) 144A	0.05	5-1-2050	13,000,000	13,000,000	0.44
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.01	5-1-2048	61,000,000	61,000,000	2.06
New York NY Municipal Water Finance Authority Water & Sewer System Fiscal 2015 Sub Series BB-1 (Water & Sewer Revenue, Bank of America NA SPA)	0.01	6-15-2049	56,350,000	56,350,000	1.91
New York NY Municipal Water Finance Authority Water & Sewer System Fiscal 2013 Sub Series AA-1 (Water & Sewer Revenue, PNC Bank NA SPA)	0.01	6-15-2046	6,100,000	6,100,000	0.21
New York NY Series 2006E-2 (GO Revenue, Bank of America NA LOC)	0.01	8-1-2034	14,715,000	14,715,000	0.50
Other securities				49,855,000	1.69

				226,020,000	7.66

North Carolina: 0.58%

Variable Rate Demand Notes ø: 0.58%
Other securities				17,190,000	0.58

North Dakota: 1.78%

Other Municipal Debt: 1.48%
Mercer County ND PCR Basin Electric Power Series 2009-1 (Utilities Revenue)	0.10	8-6-2015	43,800,000	43,800,000	1.48

Variable Rate Demand Notes ø: 0.30%
Other securities				8,815,000	0.30

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Ohio: 2.68%

Variable Rate Demand Notes ø: 2.68%
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.17%	1-1-2038	$62,180,000	$62,180,000	2.11%
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.16	12-1-2043	2,200,000	2,200,000	0.07
Other securities				14,610,000	0.50

				78,990,000	2.68

Oklahoma: 0.37%

Variable Rate Demand Notes ø: 0.37%
Other securities				11,000,000	0.37

Other: 5.53%

Variable Rate Demand Notes ø: 5.53%
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	2-15-2028	86,217,000	86,217,000	2.92
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	4-1-2019	19,260,000	19,260,000	0.65
FHLMC Multifamily Municipal Securities (Housing Revenue, FHLMC LIQ) 144A	0.03	12-15-2045 to 12-15-2046	14,915,000	14,915,000	0.51
FHLMC Multifamily Municipal Securities Series MO27 Class A (Housing Revenue, FHLMC LIQ)	0.03	10-15-2029	15,855,000	15,855,000	0.54
General Revenue Bonds Series 2007 Solar Eclipse Funding Trust Various States Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.15	6-1-2037	26,900,000	26,900,000	0.91

				163,147,000	5.53

Pennsylvania: 1.58%

Variable Rate Demand Notes ø: 1.58%
Other securities				46,545,000	1.58

Rhode Island: 0.68%

Variable Rate Demand Notes ø: 0.68%
Other securities				20,030,000	0.68

South Carolina: 5.34%

Other Municipal Debt: 4.05%
South Carolina Association of Governmental Organizations Certificate of Participation Series A (GO Revenue) %%	1.50	4-14-2016	44,600,000	44,998,724	1.53

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Other Municipal Debt (continued)
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25%	9-1-2015	$25,200,000	$25,200,000	0.85%
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	9-1-2015	25,200,000	25,200,000	0.85
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	9-1-2015	20,550,000	20,550,000	0.70
Other securities				3,555,214	0.12

				119,503,938	4.05

Variable Rate Demand Notes ø: 1.29%
Other securities				37,965,000	1.29

South Dakota: 0.22%

Variable Rate Demand Notes ø: 0.22%
Other securities				6,495,000	0.22

Tennessee: 1.12%

Other Municipal Debt: 0.07%
Other securities				2,185,000	0.07

Variable Rate Demand Notes ø: 1.05%
Chattanooga TN Electric Power Board Series 2008-A (Utilities Revenue, Branch Banking & Trust LIQ)	0.04	3-1-2016	21,035,000	21,035,000	0.71
Other securities				9,780,000	0.34

				30,815,000	1.05

Texas: 12.74%

Other Municipal Debt: 3.08%
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	31,800,000	31,833,405	1.08
Other securities				58,981,837	2.00

				90,815,242	3.08

Variable Rate Demand Notes ø: 9.66%
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	10-1-2018	16,460,000	16,460,000	0.56
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JP Morgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.04	6-1-2019	20,765,000	20,765,000	0.70
Harris County TX Toll Road Senior Lien Series 2007A - Citigroup Eagle Series 2014-0009A (Transportation Revenue, Citibank NA LIQ) 144A	0.06	8-15-2033	18,400,000	18,400,000	0.62
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project (Industrial Development Revenue)	0.01	8-1-2022 to 11-1-2051	14,400,000	14,400,000	0.49
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2010 (Industrial Development Revenue)	0.01	11-1-2038	31,050,000	31,050,000	1.05
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.03	6-1-2041	25,000,000	25,000,000	0.85

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Summary portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Variable Rate Demand Notes ø (continued)
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.03%	3-1-2042	$41,500,000	$41,500,000	1.41%
Other securities				117,500,138	3.98

				285,075,138	9.66

Utah: 0.46%

Variable Rate Demand Notes ø: 0.46%
Other securities				13,675,000	0.46

Vermont: 0.53%

Variable Rate Demand Notes ø: 0.53%
Other securities				15,555,000	0.53

Virginia: 1.46%

Variable Rate Demand Notes ø: 1.46%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.20	5-15-2042	21,015,000	21,015,000	0.71
Other securities				22,165,000	0.75
				43,180,000	1.46

Washington: 0.97%

Other Municipal Debt: 0.09%
Other securities				2,641,220	0.09

Variable Rate Demand Notes ø: 0.88%
Other securities				25,895,000	0.88

Wisconsin: 4.12%

Variable Rate Demand Notes ø: 4.12%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.03	5-1-2037	30,000,000	30,000,000	1.02
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	5-1-2020	26,755,000	26,755,000	0.91
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.22	8-15-2034	20,310,740	20,310,740	0.69
Other securities				44,390,000	1.50

				121,455,740	4.12

Wyoming: 0.22%

Variable Rate Demand Notes ø: 0.22%
Other securities				6,570,000	0.22

Total Municipal Obligations (Cost $2,908,598,576)				2,908,598,576	98.60

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Other: 0.50%
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) ±§	0.14%	6-1-2040	$14,900,000	$14,900,000	0.50%

Total Other (Cost $14,900,000)				14,900,000	0.50

Repurchase Agreements: 1.80%
Credit Agricole, dated 7-31-2015, maturity value $53,000,663 ^^	0.13	8-3-2015	53,000,000	53,000,000	1.80

Total Repurchase Agreements (Cost $53,000,000)				53,000,000	1.80

Total investments in securities (Cost $2,976,498,576) *				2,976,498,576	100.90%
Other assets and liabilities, net				(26,610,053)	(0.90)

Total net assets				$2,949,888,523	100.00%

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

##	All or a portion of this security is segregated for when-issued securities.

%%	The security is issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by U.S. government securities, 1.13% to 2.38%, 1-15-2017 to 2.15-2025, fair value including accrued interest is $54,060,001.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Statement of assets and liabilities—July 31, 2015 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$2,976,498,576
Cash	47,637
Receivable for investments sold	15,610,000
Receivable for Fund shares sold	104,948
Receivable for interest	2,843,394
Receivable from manager	506,797
Prepaid expenses and other assets	77,528

Total assets	2,995,688,880

Liabilities
Dividends payable	18,308
Payable for investments purchased	44,998,724
Payable for Fund shares redeemed	28,796
Distribution fee payable	173,202
Administration fees payable	308,585
Accrued expenses and other liabilities	272,742

Total liabilities	45,800,357

Total net assets	$2,949,888,523

NET ASSETS CONSIST OF
Paid-in capital	$2,949,714,951
Undistributed net investment income	291
Accumulated net realized gains on investments	173,281

Total net assets	$2,949,888,523

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$190,139,159
Shares outstanding – Class A1	190,123,418
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$185,353,247
Shares outstanding – Administrator Class[1]	185,330,073
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$1,882,991,971
Shares outstanding – Institutional Class[1]	1,882,736,712
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$157,830,522
Shares outstanding – Service Class[1]	157,805,848
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$533,573,624
Shares outstanding – Sweep Class[1]	533,511,340
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Investment income
Interest	$1,432,522

Expenses
Management fee	2,244,917
Administration fees
Class A	145,914
Administrator Class	95,824
Institutional Class	782,363
Service Class	90,059
Sweep Class	619,213
Shareholder servicing fees
Class A	165,811
Administrator Class	93,960
Service Class	183,272
Sweep Class	703,651
Distribution fee
Sweep Class	985,112
Custody and accounting fees	79,394
Professional fees	22,144
Registration fees	41,294
Shareholder report expenses	6,004
Trustees’ fees and expenses	7,742
Other fees and expenses	34,021

Total expenses	6,300,695
Less: Fee waivers and/or expense reimbursements	(5,017,825)

Net expenses	1,282,870

Net investment income	149,652

Net realized gains on investments	99,747

Net increase in net assets resulting from operations	$249,399

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage National Tax-Free Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2015 (unaudited)		Year ended January 31, 2015

Operations
Net investment income		$149,652		$372,033
Net realized gains on investments		99,747		411,621

Net increase in net assets resulting from operations		249,399		783,654

Distributions to shareholders from
Net investment income
Class A		(6,632)		(15,655)
Administrator Class		(9,581)		(20,106)
Institutional Class		(97,784)		(264,091)
Service Class		(7,504)		(15,145)
Sweep Class		(28,144)		(56,770)
Net realized gains
Class A		0		(14,611)
Administrator Class		0		(22,342)
Institutional Class		0		(279,216)
Service Class		0		(18,242)
Sweep Class		0		(64,136)

Total distributions to shareholders		(149,645)		(770,314)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	211,169,294	211,169,294	401,765,968	401,765,968
Administrator Class	65,091,537	65,091,537	113,243,756	113,243,756
Institutional Class	4,593,389,361	4,593,389,361	8,706,386,078	8,706,386,078
Service Class	155,406,934	155,406,934	293,927,871	293,927,871
Sweep Class	814,935,409	814,935,409	1,776,652,255	1,776,652,255

		5,839,992,535		11,291,975,928

Reinvestment of distributions
Class A	5,539	5,539	27,249	27,249
Administrator Class	8,452	8,452	37,591	37,591
Institutional Class	19,147	19,147	144,335	144,335
Service Class	1,802	1,802	9,356	9,356
Sweep Class	28,010	28,010	120,906	120,906

		62,950		339,437

Payment for shares redeemed
Class A	(144,565,675)	(144,565,675)	(481,867,128)	(481,867,128)
Administrator Class	(71,519,288)	(71,519,288)	(136,302,798)	(136,302,798)
Institutional Class	(4,979,664,038)	(4,979,664,038)	(8,729,533,081)	(8,729,533,081)
Service Class	(137,499,622)	(137,499,622)	(320,198,898)	(320,198,898)
Sweep Class	(849,550,232)	(849,550,232)	(1,799,148,228)	(1,799,148,228)

		(6,182,798,855)		(11,467,050,133)

Net decrease in net assets resulting from capital share transactions		(342,743,370)		(174,734,768)

Total decrease in net assets		(342,643,616)		(174,721,428)

Net assets
Beginning of period		3,292,532,139		3,467,253,567

End of period		$2,949,888,523		$3,292,532,139

Undistributed net investment income		$291		$284

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
CLASS A		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.02%	0.02%	0.02%	0.01%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.63%	0.63%	0.63%	0.63%	0.62%	0.61%	0.67%
Net expenses	0.09%	0.08%	0.12%	0.18%	0.19%	0.32%	0.46%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$190,139	$123,525	$203,609	$284,041	$518,949	$945,917	$1,018,470

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.02%	0.02%	0.02%	0.04%	0.18%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%	0.40%
Net expenses	0.08%	0.08%	0.11%	0.18%	0.18%	0.29%	0.31%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.04%	0.18%
Supplemental data
Net assets, end of period (000s omitted)	$185,353	$191,766	$214,788	$226,083	$281,128	$361,735	$419,954

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.02%	0.03%	0.04%	0.12%	0.27%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.24%	0.24%	0.24%	0.25%	0.29%
Net expenses	0.09%	0.08%	0.11%	0.17%	0.16%	0.20%	0.23%
Net investment income	0.01%	0.01%	0.01%	0.02%	0.03%	0.13%	0.28%
Supplemental data
Net assets, end of period (000s omitted)	$1,882,992	$2,269,187	$2,292,160	$2,112,183	$3,036,275	$2,888,542	$2,048,774

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
SERVICE CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.02%	0.02%	0.02%	0.01%	0.10%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.52%	0.53%	0.53%	0.53%	0.53%	0.58%
Net expenses	0.09%	0.08%	0.12%	0.18%	0.18%	0.32%	0.40%
Net investment income	0.01%	0.02%	0.01%	0.01%	0.01%	0.01%	0.12%
Supplemental data
Net assets, end of period (000s omitted)	$157,831	$139,915	$166,178	$264,063	$673,405	$651,984	$1,055,420

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage National Tax-Free Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
SWEEP CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.02%	0.02%	0.02%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Net expenses	0.09%	0.08%	0.11%	0.18%	0.14%	0.32%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$533,574	$568,139	$590,518	$599,523	$566,501	$4,992

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	25

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

26	Wells Fargo Advantage National Tax-Free Money Market Fund	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% of the average daily net assets of the Fund. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For the six months ended July 31, 2015, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets. For financial statement purposes, advisory fees and fund-level administration fees for the six months ended July 31, 2015 have been included in management fee on the Statement of Operations.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of its average daily net assets of Sweep Class shares.

Notes to financial statements (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	27

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

28	Wells Fargo Advantage National Tax-Free Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	29

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

30	Wells Fargo Advantage National Tax-Free Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage National Tax-Free Money Market Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance

32	Wells Fargo Advantage National Tax-Free Money Market Fund	Other information (unaudited)

programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates for the Fund were lower than the average rates of the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

Other information (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	33

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

34	Wells Fargo Advantage National Tax-Free Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236209 09-15 SA309/SAR309 07-15

Wells Fargo Advantage

Treasury Plus Money Market Fund

Semi-Annual Report

July 31, 2015

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2015, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Treasury Plus Money Market Fund	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

We do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Treasury Plus Money Market Fund for the six-month period that ended July 31, 2015. The past six months were marked by preparation for the new amendments to Rule 2a-7 of the Investment Company Act of 1940 (Rule 2a-7) by the U.S. Securities and Exchange Commission, expectation for the U.S. Federal Reserve (Fed) to raise the federal funds rate, and limited supply of high-quality, short-term investments.

We are preparing to implement the new money market fund regulations.

The amendments to Rule 2a-7, which governs money market funds, are scheduled to take place over a two-year period with final implementation required by October 2016. To recap, U.S. Treasury and government money market funds will continue to operate much as they do today, with $1.00 net asset values (NAVs). Meanwhile, tax-exempt and prime money market funds will experience more changes. For starters, these types of funds must separate retail investors, such as individuals, and institutional investors.

■	Retail investors will continue to transact at a $1.00 NAV but may be subject to liquidity fees and redemption gates under special circumstances.

■	Institutional prime and tax-exempt money market funds will transact at a floating, market-based NAV and may be subject to liquidity fees and redemption gates under special circumstances. Once floating NAVs are implemented, daily share prices will fluctuate along with changes, if any, in the market-based value of the underlying portfolio securities.

■	Additional requirements include increased disclosure and reporting, immediate reporting of fund portfolio holdings, tighter diversification requirements, and enhanced stress-testing measures.

While there will be many operational changes ahead, we do not anticipate broad changes to the way we manage our money market funds at this time in order to meet the new rules because we have always emphasized stability of principal and liquidity.

The Fed has set the stage for increasing the federal funds rate.

Short-term interest rates remained anchored near zero during the reporting period, mainly because the Fed continued its near-zero interest-rate policy. However, the Fed emphasized that the timing of an initial increase in the federal funds rate will depend on economic data, and most Fed members believed it will be appropriate to increase the rate in 2015. In her semi-annual testimony before Congress, Fed Chair Janet Yellen also said that “sometimes too much attention is placed on the timing of the first increase in the federal funds target rate. And what should matter to market participants is the entire expected trajectory of policy.” This suggested that the Fed expects economic conditions to evolve in a way that will make it appropriate for it to raise rates gradually over time.

Limited supply of short-term investment securities continued during the reporting period. Banks have been curtailing their issuance of shorter maturities as they move into compliance with stricter liquidity requirements, while others are trimming the size of their repurchase agreement books to fit the requirements of the supplementary leverage ratio.

Letter to shareholders (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	3

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

Notice to shareholders

At a meeting held on August 11–12, 2015, the Board of Trustees of the Fund approved a change in the name of the Fund whereby the word “Advantage” will be removed from its name, effective December 15, 2015.

For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Advantage Treasury Plus Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA

Jeffrey L. Weaver, CFA

Laurie White

Average annual total returns1 (%) as of July 31, 2015

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (PIVXX)	7-28-2003	0.01	0.01	1.11	0.62	0.62
Administrator Class (WTPXX)	3-31-2008	0.01	0.01	1.21	0.35	0.35
Institutional Class (PISXX)	8-1-1995	0.01	0.01	1.26	0.23	0.20
Service Class (PRVXX)	10-1-1985	0.01	0.01	1.16	0.52	0.45
Sweep Class	6-30-2010	0.01	0.01	1.11	0.97	0.97

Yield summary3 (%) as of July 31, 2015

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.01	0.01	0.01	0.01	0.01
7-day compound yield	0.01	0.01	0.01	0.01	0.01
30-day simple yield	0.01	0.01	0.01	0.01	0.01
30-day compound yield	0.01	0.01	0.01	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available at the Fund’s website, wellsfargoadvantagefunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The U.S. government guarantee applies to certain underlying securities and not to shares of the Fund.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	5

Portfolio composition[4] as of July 31, 2015

Effective maturity distribution[4] as of July 31, 2015

Weighted average maturity[5] as of July 31, 2015
22

Weighted average life[6] as of July 31, 2015
27

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 1.00% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been (0.51)%, (0.24)%, (0.12)%, (0.41)%, and (0.86)% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Treasury Plus Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2015 to July 31, 2015.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2015	Ending account value 7-31-2015	Expenses paid during the period[1]	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Administrator Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Institutional Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Service Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%
Sweep Class
Actual	$1,000.00	$1,000.05	$0.35	0.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.45	$0.35	0.07%

[1]	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^: 82.58%
Bank of Montreal, dated 7-31-2015, maturity value $100,001,083 (1)	0.13%	8-3-2015	$100,000,000	$100,000,000
Bank of Nova Scotia, dated 7-31-2015, maturity value $900,011,250 (2)	0.15	8-3-2015	900,000,000	900,000,000
BNP Paribas Securities Corporation, dated 7-1-2015, maturity value $100,011,750 (3)¢±§(i)	0.09	8-17-2015	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 7-31-2015, maturity value $750,008,125 (4)	0.13	8-3-2015	750,000,000	750,000,000
Citigroup Global Markets Incorporated, dated 7-30-2015, maturity value $250,005,833 (5)	0.12	8-6-2015	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-31-2015, maturity value $250,001,458 (6)	0.07	8-3-2015	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-31-2015, maturity value $500,002,917 (7)	0.07	8-3-2015	500,000,000	500,000,000
Credit Agricole, dated 7-1-2015, maturity value $250,020,000 (8)¢±§	0.08	8-6-2015	250,000,000	250,000,000
Credit Agricole, dated 7-31-2015, maturity value $350,003,792 (9)	0.13	8-3-2015	350,000,000	350,000,000
Credit Agricole, dated 7-31-2015, maturity value $500,005,417 (10)	0.13	8-3-2015	500,000,000	500,000,000
Credit Agricole, dated 7-31-2015, maturity value $694,307,522 (11)	0.13	8-3-2015	694,300,000	694,300,000
Credit Suisse Securities, dated 7-31-2015, maturity value $500,006,250 (12)	0.15	8-3-2015	500,000,000	500,000,000
Federal Reserve Bank of New York, dated 7-31-2015, maturity value $2,800,011,667 (13)	0.05	8-3-2015	2,800,000,000	2,800,000,000
JPMorgan Securities, dated 7-1-2015, maturity value $250,020,000 (14)¢±§	0.08	8-6-2015	250,000,000	250,000,000
JPMorgan Securities, dated 7-1-2015, maturity value $550,065,542 (15)¢±§	0.13	8-3-2015	550,000,000	550,000,000
JPMorgan Securities, dated 7-31-2015, maturity value $235,002,546 (16)	0.13	8-3-2015	235,000,000	235,000,000
JPMorgan Securities, dated 7-31-2015, maturity value $300,003,250 (17)	0.13	8-3-2015	300,000,000	300,000,000
JPMorgan Securities, dated 7-31-2015, maturity value $375,004,063 (18)	0.13	8-3-2015	375,000,000	375,000,000
JPMorgan Securities, dated 7-31-2015, maturity value $500,005,417 (19)	0.13	8-3-2015	500,000,000	500,000,000
Merrill Pierce Fenner Smith Incorporated, dated 7-31-2015, maturity value $125,001,354 (20)	0.13	8-3-2015	125,000,000	125,000,000
Merrill Pierce Fenner Smith Incorporated, dated 7-31-2015, maturity value $500,005,417 (21)	0.13	8-3-2015	500,000,000	500,000,000
Societe Generale NY, dated 7-27-2015, maturity value $500,009,722 (22)	0.10	8-3-2015	500,000,000	500,000,000
Societe Generale NY, dated 7-28-2015, maturity value $100,001,944 (23)	0.10	8-4-2015	100,000,000	100,000,000
Societe Generale NY, dated 7-31-2015, maturity value $500,007,083 (24)	0.17	8-3-2015	500,000,000	500,000,000
Toronto Dominion Bank, dated 7-31-2015, maturity value $800,008,667 (25)	0.13	8-3-2015	800,000,000	800,000,000

Total Repurchase Agreements (Cost $12,679,300,000)				12,679,300,000

Treasury Debt: 17.33%
U.S. Treasury Note ±	0.10	1-31-2016	170,000,000	169,980,937
U.S. Treasury Note ±	0.12	4-30-2016	170,000,000	170,000,415
U.S. Treasury Note	0.25	9-15-2015	200,000,000	200,039,295
U.S. Treasury Note	0.25	10-15-2015	90,000,000	90,015,246
U.S. Treasury Note	0.25	10-31-2015	260,000,000	260,041,198
U.S. Treasury Note	0.25	11-30-2015	100,000,000	100,044,625
U.S. Treasury Note	0.25	12-15-2015	200,000,000	200,093,665
U.S. Treasury Note	0.25	4-15-2016	20,000,000	19,995,175
U.S. Treasury Note	0.38	11-15-2015	80,000,000	80,063,804
U.S. Treasury Note	0.50	6-15-2016	54,000,000	54,073,566
U.S. Treasury Note	0.63	7-15-2016	10,000,000	10,028,595
U.S. Treasury Note	0.63	8-15-2016	60,000,000	60,140,603
U.S. Treasury Note	1.38	11-30-2015	80,000,000	80,334,971
U.S. Treasury Note	1.50	7-31-2016	60,000,000	60,665,697

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Treasury Plus Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Note	1.75%	5-31-2016	$50,000,000	$50,584,332
U.S. Treasury Note	2.00	1-31-2016	95,000,000	95,855,617
U.S. Treasury Note	2.00	4-30-2016	30,000,000	30,375,606
U.S. Treasury Note	2.13	12-31-2015	140,000,000	141,048,971
U.S. Treasury Note	2.38	3-31-2016	30,000,000	30,415,187
U.S. Treasury Note	4.25	8-15-2015	490,000,000	490,674,736
U.S. Treasury Note	4.50	11-15-2015	160,000,000	161,991,976
U.S. Treasury Note	5.13	5-15-2016	100,000,000	103,762,752

Total Treasury Debt (Cost $2,660,226,969)				2,660,226,969

Total investments in securities (Cost $15,339,526,969) *	99.91%	15,339,526,969
Other assets and liabilities, net	0.09	13,574,209

Total net assets	100.00%	$15,353,101,178

^^	Collateralized by:

(1)	U.S. government securities, 0.13% to 4.50%, 7-31-2016 to 2-15-2044, fair value including accrued interest is $102,000,100.

(2)	U.S. government securities, 0.00% to 8.13%, 8-20-2015 to 11-15-2044, fair value including accrued interest is $918,000,065.

(3)	U.S. government securities, 0.00% to 6.25%, 11-12-2015 to 8-15-2041, fair value including accrued interest is $102,000,171.

(4)	U.S. government securities, 0.00% to 4.25%, 8-15-2015 to 2-15-2042, fair value including accrued interest is $765,000,066.

(5)	U.S. government securities, 3.13% to 4.75%, 2-15-2041 to 2-15-2042, fair value including accrued interest is $255,000,019.

(6)	U.S. government securities, 0.00% to 2.13%, 3-31-2016 to 8-15-2021, fair value including accrued interest is $255,000,048.

(7)	U.S. government securities, 0.12% to 2.13%, 2-15-2016 to 6-30-2021, fair value including accrued interest is $510,000,034.

(8)	U.S. government securities, 0.00% to 8.75%, 9-17-2015 to 2-15-2042, fair value including accrued interest is $255,000,101.

(9)	U.S. government securities, 3.88%, 4-15-2029, fair value including accrued interest is $357,000,184.

(10)	U.S. government securities, 1.63%, 7-31-2019 to 6-30-2020, fair value including accrued interest is $510,000,046.

(11)	U.S. government securities, 1.13% to 2.38%, 1-15-2017 to 2-15-2025, fair value including accrued interest is $708,186,008.

(12)	U.S. government securities, 1.63% to 5.25%, 8-15-2015 to 11-15-2043, fair value including accrued interest is $510,000,570.

(13)	U.S. government securities, 1.13% to 4.00%, 8-15-2018 to 2-15-2042, fair value including accrued interest is $2,800,011,726.

(14)	U.S. government securities, 2.00% to 2.13%, 6-30-2021 to 2-15-2023, fair value including accrued interest is $255,002,222.

(15)	U.S. government securities, 0.13% to 2.50%, 7-15-2016 to 2-15-2040, fair value including accrued interest is $561,001,200.

(16)	U.S. government securities, 0.13% to 3.13%, 4-15-2016 to 2-15-2042, fair value including accrued interest is $239,701,666.

(17)	U.S. government securities, 2.00% to 3.88%, 5-15-2018 to 7-31-2020, fair value including accrued interest is $306,004,348.

(18)	U.S. government securities, 1.88% to 3.88%, 9-30-2017 to 2-15-2042, fair value including accrued interest is $382,500,344.

(19)	U.S. government securities, 0.13% to 0.38%, 4-15-2017 to 7-15-2023, fair value including accrued interest is $510,004,475.

(20)	U.S. government securities, 1.25 % to 5.5%, 10-31-2018 to 8-15-2028, fair value including accrued interest is $127,500,062.

(21)	U.S. government securities, 2.00% to 6.25%, 1-15-2016 to 2-15-2043, fair value including accrued interest is $510,000,001.

(22)	U.S. government securities, 0.00% to 4.63%, 9-10-2015 to 5-15-2045, fair value including accrued interest is $510,000,027.

(23)	U.S. government securities, 0.00% to 8.13%, 4-15-2017 to 2-15-2042, fair value including accrued interest is $102,000,087.

(24)	U.S. government securities, 0.13% to 8.13%, 4-15-2016 to 2-15-2031, fair value including accrued interest is $510,000,050.

(25)	U.S. government securities, 0.00% to 5.00%, 10-8-2015 to 5-15-2037, fair value including accrued interest is $816,000,079.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(i)	Illiquid security

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2015 (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	9

Assets
Investments
In repurchase agreements, at amortized cost	$12,679,300,000
In unaffiliated securities, at amortized cost	2,660,226,969

Total investments, at amortized cost	15,339,526,969
Cash	71,097
Receivable for Fund shares sold	732,161
Receivable for interest	14,463,629
Receivable from manager	1,138,142
Prepaid expenses and other assets	124,546

Total assets	15,356,056,544

Liabilities
Dividends payable	92,640
Payable for Fund shares redeemed	239,624
Distribution fee payable	1,123
Administration fees payable	1,383,150
Trustees’ fees and expenses payable	276,610
Shareholder servicing fees payable	768,270
Accrued expenses and other liabilities	193,949

Total liabilities	2,955,366

Total net assets	$15,353,101,178

NET ASSETS CONSIST OF
Paid-in capital	$15,353,425,441
Overdistributed net investment income	(318,193)
Accumulated net realized losses on investments	(6,070)

Total net assets	$15,353,101,178

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,953,430,569
Shares outstanding – Class A1	1,953,176,572
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$88,630,590
Shares outstanding – Administrator Class[1]	88,619,082
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$11,790,013,937
Shares outstanding – Institutional Class[1]	11,788,702,700
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,517,514,753
Shares outstanding – Service Class[1]	1,517,297,511
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$3,511,329
Shares outstanding – Sweep Class[1]	3,510,978
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Treasury Plus Money Market Fund	Statement of operations—six months ended July 31, 2015 (unaudited)

Investment income
Interest	$5,678,748

Expenses
Management fee	10,015,320
Administration fees
Class A	2,001,405
Administrator Class	58,067
Institutional Class	4,253,162
Service Class	1,011,493
Sweep Class	3,499
Shareholder servicing fees
Class A	2,274,323
Administrator Class	55,530
Service Class	2,089,966
Sweep Class	3,976
Distribution fee
Sweep Class	5,567
Custody and accounting fees	338,664
Professional fees	24,714
Registration fees	45,402
Shareholder report expenses	30,108
Trustees’ fees and expenses	3,158
Other fees and expenses	30,366

Total expenses	22,244,720
Less: Fee waivers and/or expense reimbursements	(17,278,764)

Net expenses	4,965,956

Net investment income	712,792

Net realized gains (losses) on investments	0

Net increase in net assets resulting from operations	$712,792

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Advantage Treasury Plus Money Market Fund	11

	Six months ended July 31, 2015 (unaudited)		Year ended January 31, 2015

Operations
Net investment income		$712,792		$1,381,507
Net realized gains (losses) on investments		0		(6,071)

Net increase in net assets resulting from operations		712,792		1,375,436

Distributions to shareholders from
Net investment income
Class A		(90,960)		(195,066)
Administrator Class		(5,813)		(10,310)
Institutional Class		(531,581)		(989,147)
Service Class		(84,280)		(167,667)
Sweep Class		(158)		(1,380)
Net realized gains
Class A		0		(333)
Administrator Class		0		(12)
Institutional Class		0		(1,567)
Service Class		0		(343)
Sweep Class		0		(1)

Total distributions to shareholders		(712,792)		(1,365,826)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,258,581,167	4,258,581,167	11,551,378,177	11,551,378,177
Administrator Class	694,798,715	694,798,715	1,407,400,434	1,407,400,434
Institutional Class	45,007,701,428	45,007,701,428	95,955,278,554	95,955,278,554
Service Class	3,629,749,594	3,629,749,594	8,133,729,924	8,133,729,924
Sweep Class	5,513,474	5,513,474	6,058,339	6,058,339

		53,596,344,378		117,053,845,428

Reinvestment of distributions
Class A	30,683	30,683	72,762	72,762
Administrator Class	4,834	4,834	8,891	8,891
Institutional Class	199,597	199,597	393,935	393,935
Service Class	5,214	5,214	12,850	12,850
Sweep Class	158	158	1,381	1,381

		240,486		489,819

Payment for shares redeemed
Class A	(4,038,288,742)	(4,038,288,742)	(11,816,354,502)	(11,816,354,502)
Administrator Class	(712,351,970)	(712,351,970)	(1,399,838,442)	(1,399,838,442)
Institutional Class	(44,408,773,948)	(44,408,773,948)	(94,287,132,197)	(94,287,132,197)
Service Class	(3,957,615,323)	(3,957,615,323)	(7,878,220,480)	(7,878,220,480)
Sweep Class	(5,056,533)	(5,056,533)	(23,122,638)	(23,122,638)

		(53,122,086,516)		(115,404,668,259)

Net increase in net assets resulting from capital share transactions		474,498,348		1,649,666,988

Total increase in net assets		474,498,348		1,649,676,598

Net assets
Beginning of period		14,878,602,830		13,228,926,232

End of period		$15,353,101,178		$14,878,602,830

Overdistributed net investment income		$(318,193)		$(318,193)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
CLASS A		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.65%
Net expenses	0.07%	0.06%	0.06%	0.12%	0.06%	0.18%	0.17%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,953,431	$1,733,107	$1,998,010	$1,589,730	$1,692,131	$1,906,066	$1,600,619

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	13

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
ADMINISTRATOR CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.35%	0.35%	0.36%	0.38%
Net expenses	0.07%	0.06%	0.07%	0.13%	0.05%	0.18%	0.16%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$88,631	$106,179	$98,633	$204,264	$209,513	$135,001	$180,021

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
INSTITUTIONAL CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.24%	0.26%
Net expenses	0.07%	0.06%	0.06%	0.12%	0.06%	0.18%	0.15%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$11,790,014	$11,190,887	$9,522,210	$7,557,137	$6,393,891	$5,307,359	$4,091,490

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31					Year ended February 28, 2010
SERVICE CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.55%
Net expenses	0.07%	0.06%	0.06%	0.12%	0.06%	0.19%	0.17%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,517,515	$1,845,375	$1,589,951	$1,932,680	$1,885,503	$2,226,264	$702,363

[1]	For the eleven months ended January 31, 2011. The Fund changed its fiscal year end from February 28 to January 31, effective January 31, 2011.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2015 (unaudited)	Year ended January 31
SWEEP CLASS		2015	2014	2013	2012	2011[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains (losses) on investments	0.00	(0.00)[2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	0.00	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%
Net expenses	0.07%	0.06%	0.06%	0.12%	0.07%	0.19%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,511	$3,054	$20,122	$27,152	$42,861	$91,299

[1]	For the period from June 30, 2010 (commencement of class operations) to January 31, 2011

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to- market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

18	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2015, the Fund had capital loss carryforwards which consisted of $6,070 in short-term capital losses.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, all of the Fund’s investments in securities were valued using Level 2 inputs since the primary inputs include the credit quality of the issuer and short-term interest rates (both of which are observable) in addition to the use of amortized cost.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. For the six months ended July 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the applicable subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase.

Notes to financial statements (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	19

Prior to July 1, 2015, Funds Management provided advisory services pursuant to an investment advisory agreement and was entitled to receive an annual fee of 0.10% of the Fund’s average daily net assets. In addition, fund-level administrative services were provided by Funds Management under a separate administration agreement at an annual fee which started at 0.05% and declined to 0.03% as the average daily net assets of the Fund increased. For the six months ended July 31, 2015, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets. For financial statement purposes, advisory fees and fund-level administration fees for the six months ended July 31, 2015 have been included in management fee on the Statement of Operations.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Sweep Class	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2016 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 1.00% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2015, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

20	Wells Fargo Advantage Treasury Plus Money Market Fund	Notes to financial statements (unaudited)

6. MONEY MARKET FUND REFORM

On July 23, 2014, the Securities and Exchange Commission (“SEC”) voted to amend Rule 2a-7 of the 1940 Act which governs the operations of registered money market funds. The amendments to Rule 2a-7 when implemented may, among other things, require the Fund to change the manner in which it values its securities, impose new liquidity fees on redemptions in certain circumstances, and permit the Fund to limit redemptions in certain circumstances. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. At this time, management is evaluating the implications of these amendments and their impact to the Fund’s operations, financial statements and accompanying notes.

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargoadvantagefunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Advantage Treasury Plus Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
William R. Ebsworth (Born 1957)	Trustee, since 2015**	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director at Fidelity Management and Research Company and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. in Boston, Tokyo, and Hong Kong where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Mr. Ebsworth is an Adjunct Lecturer, Finance, at Babson College and a Chartered Financial Analyst.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015**	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Chartered Financial Analyst (inactive), Chair of Taproot Foundation (non-profit organization) and a Board Member of Ruth Bancroft Garden (non-profit organization).	Asset Allocation Trust
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	William R. Ebsworth and Jane A. Freeman each became a Trustee effective January 1, 2015.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011. Owned and operated a consulting business providing services to various hedge funds including acting as Chief Operating Officer and Chief Compliance Officer for a hedge fund from 2007 to 2008. Chief Operating Officer and Chief Compliance Officer of GMN Capital LLC from 2006 to 2007.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President of Wells Fargo Funds Management, LLC since 2007 and Chief Compliance Officer from 2007 to 2014. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 72 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 61 funds and Assistant Treasurer of 72 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

24	Wells Fargo Advantage Treasury Plus Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY, INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in-person meeting held on May 19-20, 2015 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Advantage Treasury Plus Money Market Fund (the “Fund”): (i) an investment advisory agreement (the “Advisory Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment management agreement (the “Management Agreement”) with Funds Management; and (iii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement combines the terms of the Advisory Agreement with the terms of the Fund’s Amended and Restated Administration Agreement (the “Administration Agreement”) applicable to Fund-level administrative services. The Advisory Agreement, the Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in March 2015, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2015. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board noted that the services to be provided to the Fund pursuant to the Management Agreement combined the advisory services previously provided to the Fund pursuant to the Fund’s Advisory Agreement with the Fund-level administrative services previously provided to the Fund pursuant to the Fund’s Administration Agreement. The Board received a representation from Funds Management that combining these services would not result in any change to the nature or level of services provided by Funds Management to the Fund.

Other information (unaudited)	Wells Fargo Advantage Treasury Plus Money Market Fund	25

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended March 31, 2015. The Board considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund (the “Universe”), and in comparison to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Institutional Class) was higher than or equal to the average performance of the Universe all periods under review. The Board also noted that the Fund experienced a portfolio manager change in 2014.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Lipper reports, the Board noted that the net operating expense ratios of the Fund were lower than the median net operating expense ratios of the expense Groups.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreement and Sub-Advisory Agreement and approve the Management Agreement.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Board noted that the Management Rates include transfer agency and sub-transfer agency costs. The Board also noted that the fee rate to be paid by the Fund under the Management Agreement will incorporate the advisory fee and Fund-level administration fee previously payable separately by the Fund under the Fund’s Advisory Agreement and Administration Agreement with Funds Management. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Board was a comparison of the Management Rates of the Fund with those of other funds in the expense Groups at a common asset level. The Board noted that the Management Rates for the Fund were lower than the average rates of the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total advisory fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. However, given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of the advisory fee between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and Advisory Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable, in light of the services covered by the Advisory Agreements.

26	Wells Fargo Advantage Treasury Plus Money Market Fund	Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s advisory and management fee structures, and the Fund’s administration fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Fund and the fund family as a whole. The Board considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreement for the period from June 1, 2015 through June 30, 2015, approved the Management Agreement for the period from July 1, 2015 through May 31, 2016, and approved the continuation of the Sub-Advisory Agreement for a one-year term through May 31, 2016. The Board also determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Advantage Treasury Plus Money Market Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Colombian peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2015 Wells Fargo Funds Management, LLC. All rights reserved.

236210 09-15 SA314/SAR314 07-15

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

Wells Fargo Advantage Money Market Fund and Wells Fargo Advantage National Tax-Free Money Market Fund included a Summary Portfolio of Investments under Item 1. A Portfolio of Investments for each of Wells Fargo Advantage Money Market Fund and Wells Fargo Advantage National Tax-Free Money Market Fund are filed under this Item.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 34.33%
Abbey National Treasury Services plc	0.09%	8-3-2015	$62,000,000	$62,000,000
Agricultural Bank of China ±	0.42	9-2-2016	10,000,000	10,000,000
Australia & New Zealand Banking Group	0.08	8-3-2015	31,000,000	31,000,000
Australia & New Zealand Banking Group	0.14	8-3-2015	12,000,000	12,000,000
Banco del Estado de Chile	0.24	8-5-2015	2,000,000	2,000,000
Banco del Estado de Chile	0.26	9-8-2015	2,000,000	2,000,000
Banco del Estado de Chile	0.26	9-22-2015	3,000,000	3,000,000
Bank of Montreal	0.27	10-22-2015	12,000,000	12,000,000
Bank of Montreal ±	0.28	10-19-2015	20,000,000	20,000,000
Bank of New York Mellon Corporation	0.08	8-3-2015	23,000,000	23,000,000
Bank of Nova Scotia ±	0.31	12-21-2015	4,000,000	4,000,000
Bank of Nova Scotia ±	0.31	11-25-2015	15,000,000	15,000,000
Bank of Nova Scotia ±	0.36	1-8-2016	6,000,000	6,000,000
Bank of Nova Scotia ±	0.42	9-28-2015	1,000,000	1,000,205
Bank of Nova Scotia ±	0.54	10-23-2015	1,000,000	1,000,540
Cooperatieve Centrale	0.28	11-4-2015	12,000,000	12,000,000
Cooperatieve Centrale ±	0.32	10-9-2015	4,000,000	4,000,611
Cooperatieve Centrale ±	0.43	7-12-2016	5,000,000	5,001,697
Credit Agricole SA	0.11	8-3-2015	66,000,000	66,000,000
Credit Industriel et Commercial (New York)	0.08	8-3-2015	59,000,000	59,000,000
DG Bank (New York)	0.30	10-14-2015	10,000,000	10,000,000
DNB Nor Bank ASA	0.06	8-3-2015	22,000,000	22,000,000
HSBC Bank plc	0.22	8-11-2015	10,000,000	10,000,000
HSBC Bank plc ±	0.29	9-2-2015	3,000,000	3,000,000
HSBC Bank plc ±	0.35	1-15-2016	15,000,000	15,000,000
HSBC Bank plc ±	0.35	1-11-2016	8,000,000	8,000,000
HSBC Bank plc ±	0.35	1-5-2016	10,000,000	10,000,000
KBC Bank	0.07	8-3-2015	58,000,000	58,000,000
Kookmin Bank (New York)	0.25	8-28-2015	10,000,000	10,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.26	8-3-2015	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corporation	0.28	9-18-2015	10,000,000	10,000,000
Mizuho Bank Limited	0.26	8-7-2015	10,000,000	10,000,000
Mizuho Bank Limited	0.26	8-20-2015	13,000,000	13,000,000
Mizuho Corporate Bank (z)	0.30	9-4-2015	5,000,000	4,998,668
Mizuho Corporate Bank (z)	0.30	9-8-2015	8,000,000	7,997,602
National Bank of Canada ±	0.42	11-6-2015	4,000,000	4,001,120
National Bank of Canada	0.48	1-13-2016	10,000,000	10,000,000
Natixis (New York) ±	0.26	9-18-2015	20,000,000	20,000,000
Norinchukin Bank	0.26	8-19-2015	10,000,000	10,000,000
Norinchukin Bank	0.26	9-11-2015	5,000,000	5,000,000
Norinchukin Bank	0.27	10-5-2015	10,000,000	10,000,000
Norinchukin Bank	0.28	10-16-2015	12,000,000	12,000,000
Oversea Chinese Banking Corporation	0.24	9-18-2015	5,000,000	4,999,936
Royal Bank of Canada ±	0.28	9-4-2015	12,000,000	12,000,000
Skandinaviska Enskilda Banken AG	0.12	8-3-2015	33,000,000	33,000,000
Societe Generale	0.30	8-31-2015	12,000,000	12,000,000
Standard Chartered Bank ±	0.39	2-29-2016	6,000,000	6,000,000
Standard Chartered Bank	0.25	8-3-2015	14,000,000	14,000,000
Standard Chartered Bank	0.30	10-1-2015	5,000,000	5,000,000
Standard Chartered Bank ±	0.38	1-11-2016	10,000,000	10,000,000

2	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Standard Chartered Bank ±	0.38%	2-16-2016	$10,000,000	$10,000,000
Standard Chartered Bank ±	0.38	2-8-2016	10,000,000	10,000,000
State Street Bank & Trust Company ±	0.32	10-1-2015	10,000,000	10,000,000
State Street Bank & Trust Company ±	0.34	10-23-2015	12,000,000	12,000,000
State Street Bank & Trust Company ±	0.36	2-11-2016	10,000,000	10,000,000
State Street Bank & Trust Company ±	0.40	4-11-2016	8,000,000	8,000,000
Sumitomo Mitsui Banking Corporation	0.25	8-12-2015	10,000,000	10,000,000
Sumitomo Mitsui Banking Corporation	0.26	9-8-2015	13,000,000	13,000,000
Sumitomo Mitsui Banking Corporation	0.29	10-28-2015	10,000,000	10,000,000
Sumitomo Trust & Banking Corporation	0.26	8-25-2015	12,000,000	12,000,000
Sumitomo Trust & Banking Corporation	0.28	10-1-2015	8,000,000	8,000,000
Sumitomo Trust & Banking Corporation	0.28	10-2-2015	20,000,000	20,000,000
Sumitomo Trust & Banking Corporation	0.28	10-8-2015	10,000,000	10,000,000
Svenska Handelsbanken A ±	0.29	12-9-2015	10,000,000	10,000,000
Svenska Handelsbanken A ±	0.34	1-19-2016	21,000,000	21,000,000
Toronto-Dominion Bank ±	0.28	11-18-2015	7,000,000	7,000,000
Toronto-Dominion Bank ±	0.28	11-9-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.29	11-6-2015	10,000,000	10,000,000
Toronto-Dominion Bank ±	0.30	4-1-2016	6,000,000	6,000,000
Toronto-Dominion Bank ±	0.32	4-15-2016	8,000,000	8,000,000
Toronto-Dominion Bank ±	0.34	3-16-2016	15,000,000	15,000,000
Westpac Banking Corporation ±	0.29	11-3-2015	15,000,000	15,000,000

Total Certificates of Deposit (Cost $960,000,379)				960,000,379

Commercial Paper: 41.68%

Asset-Backed Commercial Paper: 23.27%
Albion Capital Corporation 144A(z)	0.21	8-20-2015	11,000,000	10,998,909
Albion Capital Corporation 144A(z)	0.21	8-21-2015	4,000,000	3,999,580
Anglesea Funding LLC 144A(z)	0.17	8-5-2015	6,000,000	5,999,943
Anglesea Funding LLC 144A±	0.32	12-18-2015	4,000,000	4,000,000
Anglesea Funding LLC 144A±	0.32	11-12-2015	4,000,000	4,000,000
Anglesea Funding LLC 144A±	0.32	12-29-2015	5,000,000	5,000,000
Antalis US Funding Corporation 144A(z)	0.22	8-21-2015	10,000,000	9,998,900
Antalis US Funding Corporation 144A(z)	0.22	8-20-2015	5,000,000	4,999,481
Antalis US Funding Corporation 144A(z)	0.23	8-4-2015	10,000,000	9,999,936
Atlantic Asset Securitization Corporation 144A±	0.28	4-12-2016	10,000,000	9,999,918
Atlantic Asset Securitization Corporation 144A±	0.28	4-15-2016	8,000,000	7,999,984
Barton Capital LLC 144A(z)	0.25	8-26-2015	10,000,000	9,998,403
Barton Capital LLC 144A(z)	0.25	9-11-2015	3,000,000	2,999,187
Bedford Row Funding Corporation 144A±	0.32	1-14-2016	5,000,000	5,000,000
Bedford Row Funding Corporation 144A±	0.35	1-20-2016	4,000,000	4,000,000
Bedford Row Funding Corporation 144A±	0.29	9-2-2015	5,000,000	4,999,959
Bedford Row Funding Corporation 144A±	0.29	9-16-2015	6,000,000	5,999,927
Bedford Row Funding Corporation 144A±	0.33	2-1-2016	6,000,000	6,000,000
Bennington Stark Capital Company LLC 144A(z)	0.25	8-3-2015	15,000,000	15,000,000
Bennington Stark Capital Company LLC 144A±	0.41	11-10-2015	7,000,000	6,999,713
Cedar Spring Capital Company 144A(z)	0.30	8-27-2015	5,000,000	4,999,000
Chesham Finance LLC 144A(z)	0.16	8-3-2015	4,000,000	4,000,000
Chesham Finance LLC 144A(z)	0.16	8-3-2015	3,000,000	3,000,000

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Collateralized Commercial Paper Company LLC ±	0.45%	4-22-2016	$12,000,000	$12,000,000
Collateralized Commercial Paper Company LLC 144A±	0.45	4-22-2016	10,000,000	10,000,000
Collateralized Commercial Paper Company LLC 144A±	0.49	6-8-2016	10,000,000	10,000,000
Collateralized Commercial Paper Company LLC 144A(z)	0.33	8-24-2015	5,000,000	4,999,038
Collateralized Commercial Paper Company LLC (z)	0.33	8-24-2015	3,000,000	2,999,423
Concord Minutemen Capital Company 144A(z)	0.24	9-9-2015	4,000,000	3,999,013
Concord Minutemen Capital Company 144A(z)	0.30	9-2-2015	5,000,000	4,998,750
Concord Minutemen Capital Company 144A(z)	0.30	10-1-2015	4,000,000	3,998,033
Concord Minutemen Capital Company 144A(z)	0.30	10-6-2015	15,000,000	14,992,000
Concord Minutemen Capital Company 144A(z)	0.29	8-4-2015	8,000,000	7,999,936
Concord Minutemen Capital Company 144A(z)	0.29	8-10-2015	6,000,000	5,999,662
Crown Point Capital Company 144A(z)	0.24	8-14-2015	7,000,000	6,999,487
Crown Point Capital Company 144A(z)	0.24	9-3-2015	5,000,000	4,998,967
Crown Point Capital Company 144A(z)	0.24	9-16-2015	5,000,000	4,998,533
Crown Point Capital Company 144A(z)	0.30	9-1-2015	10,000,000	9,997,583
Crown Point Capital Company 144A(z)	0.30	10-1-2015	2,000,000	1,999,017
Crown Point Capital Company 144A(z)	0.30	10-9-2015	8,000,000	7,995,533
Gotham Funding Corporation 144A(z)	0.20	8-3-2015	3,000,000	3,000,000
Gotham Funding Corporation 144A(z)	0.20	8-7-2015	5,000,000	4,999,889
Gotham Funding Corporation 144A(z)	0.20	8-12-2015	2,000,000	1,999,900
Gotham Funding Corporation 144A(z)	0.20	8-17-2015	5,000,000	4,999,611
Gotham Funding Corporation 144A(z)	0.20	8-20-2015	5,000,000	4,999,528
Gotham Funding Corporation 144A(z)	0.20	9-2-2015	2,000,000	1,999,667
Gotham Funding Corporation 144A(z)	0.20	9-3-2015	4,000,000	3,999,311
Halkin Finance LLC 144A(z)	0.20	8-5-2015	4,000,000	3,999,956
Halkin Finance LLC 144A(z)	0.20	8-6-2015	4,000,000	3,999,933
Hannover Funding Company LLC 144A(z)	0.41	8-4-2015	27,000,000	26,999,693
Hannover Funding Company LLC 144A(z)	0.41	8-11-2015	10,000,000	9,999,089
Institutional Secured 144A(z)	0.25	8-3-2015	4,000,000	4,000,000
Institutional Secured 144A(z)	0.35	8-13-2015	2,000,000	1,999,806
Institutional Secured 144A(z)	0.38	9-2-2015	10,000,000	9,996,833
Kells Funding LLC 144A(z)	0.16	8-3-2015	10,000,000	10,000,000
Kells Funding LLC 144A±	0.28	10-7-2015	7,000,000	6,999,863
Kells Funding LLC 144A±	0.29	9-23-2015	5,000,000	4,999,914
Kells Funding LLC 144A±	0.29	9-29-2015	5,000,000	4,999,903
Kells Funding LLC 144A±	0.30	1-11-2016	5,000,000	5,000,000
Legacy Capital Company 144A(z)	0.30	9-21-2015	2,000,000	1,999,183
Legacy Capital Company 144A(z)	0.30	9-24-2015	3,000,000	2,998,700
Lexington Parker Capital Company LLC 144A(z)	0.24	9-16-2015	5,000,000	4,998,533
Lexington Parker Capital Company LLC 144A(z)	0.29	8-10-2015	7,000,000	6,999,605
Lexington Parker Capital Company LLC 144A(z)	0.30	9-2-2015	5,000,000	4,998,750
Lexington Parker Capital Company LLC 144A(z)	0.30	9-14-2015	6,000,000	5,997,900
Lexington Parker Capital Company LLC 144A(z)	0.30	10-6-2015	5,000,000	4,997,333
Lexington Parker Capital Company LLC 144A(z)	0.30	10-13-2015	2,000,000	1,998,817
Lexington Parker Capital Company LLC 144A(z)	0.29	8-4-2015	7,000,000	6,999,944
Lexington Parker Capital Company LLC 144A(z)	0.30	9-9-2015	3,000,000	2,999,075
Lexington Parker Capital Company LLC 144A(z)	0.30	10-9-2015	4,000,000	3,997,767
Liberty Street Funding LLC 144A(z)	0.21	9-8-2015	5,000,000	4,998,950
Liberty Street Funding LLC 144A(z)	0.22	9-9-2015	5,000,000	4,998,869
Liberty Street Funding LLC 144A(z)	0.22	9-17-2015	7,000,000	6,998,075

4	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Liberty Street Funding LLC 144A(z)	0.20%	8-6-2015	$5,000,000	$4,999,917
Liberty Street Funding LLC 144A(z)	0.20	8-19-2015	6,000,000	5,999,467
Liberty Street Funding LLC 144A(z)	0.21	8-25-2015	3,000,000	2,999,615
LMA Americas LLC 144A(z)	0.19	8-26-2015	6,000,000	5,999,272
LMA Americas LLC 144A(z)	0.20	8-28-2015	7,000,000	6,999,028
Manhattan Asset Funding Company (z)	0.21	8-21-2015	8,000,000	7,999,160
Manhattan Asset Funding Company (z)	0.21	8-27-2015	10,000,000	9,998,600
Manhattan Asset Funding Company (z)	0.23	8-17-2015	5,000,000	4,999,553
Manhattan Asset Funding Company (z)	0.23	9-16-2015	5,000,000	4,998,594
Manhattan Asset Funding Company (z)	0.21	8-7-2015	3,000,000	2,999,930
Matchpoint Finance plc 144A(z)	0.23	8-17-2015	5,000,000	4,999,553
Matchpoint Finance plc 144A(z)	0.25	8-31-2015	2,000,000	1,999,611
Matchpoint Finance plc 144A(z)	0.30	9-17-2015	10,000,000	9,996,250
Matchpoint Finance plc 144A(z)	0.30	10-7-2015	8,000,000	7,995,667
Matchpoint Finance plc 144A(z)	0.32	10-8-2015	10,000,000	9,994,133
Mizuho Corporate Bank (z)	0.34	10-6-2015	8,000,000	7,995,169
Mountcliff Funding LLC 144A(z)	0.16	8-3-2015	10,000,000	10,000,000
Ridgefield Funding Company LLC 144A±	0.29	2-16-2016	10,000,000	10,000,000
Ridgefield Funding Company LLC 144A±	0.29	2-8-2016	20,000,000	20,000,000
Ridgefield Funding Company LLC 144A±	0.29	11-6-2015	10,000,000	10,000,000
Starbird Funding Corporation 144A(z)	0.30	10-7-2015	3,000,000	2,998,375
Starbird Funding Corporation 144A(z)	0.32	10-28-2015	3,000,000	2,997,707
Versailles Commercial Paper LLC 144A±	0.27	4-8-2016	4,000,000	4,000,000
Versailles Commercial Paper LLC 144A±	0.27	3-11-2016	8,000,000	8,000,000
Versailles Commercial Paper LLC 144A±	0.26	8-6-2015	2,000,000	2,000,000
Victory Receivables 144A(z)	0.20	8-5-2015	5,000,000	4,999,944
Victory Receivables 144A(z)	0.20	8-14-2015	8,000,000	7,999,511
Victory Receivables 144A(z)	0.20	8-24-2015	3,000,000	2,999,650
Victory Receivables 144A(z)	0.20	8-27-2015	10,000,000	9,998,667

				650,909,585

Financial Company Commercial Paper: 12.48%
Australia & New Zealand Banking Group 144A±	0.43	4-18-2016	10,000,000	10,003,516
Australia & New Zealand Banking Group 144A±	0.30	12-21-2015	3,000,000	3,000,000
Banco de Credito e Inversiones 144A(z)	0.46	8-3-2015	4,000,000	4,000,000
Banco de Credito e Inversiones 144A(z)	0.46	10-5-2015	5,000,000	4,995,975
Banco del Estado de Chile 144A(z)	0.35	9-2-2015	3,000,000	2,999,125
Banco del Estado de Chile 144A(z)	0.35	9-8-2015	3,000,000	2,998,950
Banco del Estado de Chile 144A(z)	0.35	9-17-2015	3,000,000	2,998,687
Banco del Estado de Chile 144A(z)	0.35	10-5-2015	2,000,000	1,998,775
Banco del Estado de Chile 144A(z)	0.35	10-8-2015	2,000,000	1,998,717
Banco del Estado de Chile 144A(z)	0.36	8-3-2015	5,000,000	5,000,000
Banco Santander Chile 144A(z)	0.40	8-20-2015	2,000,000	1,999,622
Banco Santander Chile 144A(z)	0.40	8-26-2015	4,000,000	3,998,978
Bank of Nova Scotia 144A±	0.31	12-1-2015	15,000,000	15,000,000
Bank of Nova Scotia 144A±	0.33	4-1-2016	10,000,000	10,000,000
Banque et Caisse d’Epargne de l’Etat (z)	0.30	11-17-2015	4,000,000	3,996,467
Banque et Caisse d’Epargne de l’Etat (z)	0.31	8-20-2015	2,000,000	1,999,707
Caisse Centrale Desjardins du Quebec 144A(z)	0.21	8-18-2015	5,000,000	4,999,562
CDP Financial Incorporated 144A(z)	0.17	9-14-2015	15,000,000	14,997,025

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
CDP Financial Incorporated 144A(z)	0.19%	8-17-2015	$2,000,000	$1,999,852
Commonwealth Bank of Australia 144A±	0.29	2-25-2016	10,000,000	9,999,469
HSBC Bank plc 144A±	0.34	2-8-2016	8,000,000	8,000,000
JPMorgan Securities Incorporated 144A±	0.39	11-19-2015	12,000,000	12,000,000
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.28	10-1-2015	10,000,000	9,995,411
National Australia Bank Limited 144A±	0.33	1-8-2016	15,000,000	15,000,000
National Australia Bank Limited 144A±	0.28	11-20-2015	10,000,000	10,000,000
Nederlandse Waterschapsbank 144A(z)	0.25	10-27-2015	15,000,000	14,991,146
NRW Bank 144A(z)	0.20	8-21-2015	7,000,000	6,999,300
NV Bank Nederlandse Gemeenten 144A±	0.27	11-9-2015	15,000,000	15,000,000
NV Bank Nederlandse Gemeenten 144A±	0.27	12-10-2015	8,000,000	7,999,857
NV Bank Nederlandse Gemeenten 144A±	0.28	1-25-2016	10,000,000	10,000,000
NV Bank Nederlandse Gemeenten 144A(z)	0.29	9-21-2015	10,000,000	9,996,053
NV Bank Nederlandse Gemeenten 144A±	0.29	9-3-2015	10,000,000	10,000,000
Skandinaviska Enskilda Banken AG 144A(z)	0.27	9-18-2015	12,000,000	11,995,860
Sumitomo Mitsui Banking Corporation 144A(z)	0.28	10-7-2015	10,000,000	9,994,944
Sumitomo Mitsui Banking Corporation 144A(z)	0.25	8-5-2015	15,000,000	14,999,792
Sumitomo Mitsui Banking Corporation 144A(z)	0.26	8-26-2015	3,000,000	2,999,502
Sumitomo Trust & Banking Corporation 144A(z)	0.28	10-19-2015	6,000,000	5,996,407
Suncorp Group Limited 144A(z)	0.33	8-10-2015	2,000,000	1,999,872
Suncorp Group Limited 144A(z)	0.35	10-8-2015	6,000,000	5,996,150
Suncorp Group Limited 144A(z)	0.35	10-15-2015	3,000,000	2,997,871
Suncorp Group Limited 144A(z)	0.36	11-12-2015	2,000,000	1,997,980
Suncorp Group Limited 144A(z)	0.36	11-16-2015	2,000,000	1,997,900
Suncorp Group Limited 144A(z)	0.39	10-26-2015	3,000,000	2,997,270
Suncorp Group Limited 144A(z)	0.39	10-28-2015	3,000,000	2,997,205
Swedbank (z)	0.25	9-8-2015	10,000,000	9,997,500
Westpac Banking Corporation 144A±	0.28	10-19-2015	15,000,000	15,000,000
Westpac Banking Corporation 144A±	0.26	12-7-2015	8,000,000	7,999,448
Westpac Banking Corporation 144A±	0.30	2-18-2016	10,000,000	10,000,000

				348,933,895

Other Commercial Paper: 5.93%
Caisse Des Depots et Consignations 144A(z)	0.19	8-19-2015	4,000,000	3,999,662
Caisse Des Depots et Consignations 144A(z)	0.22	8-17-2015	4,000,000	3,999,658
Caisse Des Depots et Consignations 144A(z)	0.24	10-6-2015	10,000,000	9,995,733
China International Marine Containers (z)	0.48	8-12-2015	7,000,000	6,999,160
China International Marine Containers (z)	0.45	8-6-2015	3,000,000	2,999,888
China Shipping Container Lines (z)	0.43	8-4-2015	12,000,000	11,999,857
China Shipping Container Lines (z)	0.48	8-6-2015	10,000,000	9,999,600
China Shipping Container Lines (z)	0.48	8-13-2015	8,000,000	7,998,933
Chinatex Capital Limited (z)	0.43	8-4-2015	8,000,000	7,999,904
CNPC Finance 144A(z)	0.40	8-6-2015	2,000,000	1,999,933
CNPC Finance 144A(z)	0.42	8-5-2015	6,000,000	5,999,861
CNPC Finance 144A(z)	0.45	8-18-2015	5,000,000	4,999,062
CNPC Finance 144A(z)	0.45	8-14-2015	13,000,000	12,998,212
CNPC Finance 144A(z)	0.45	8-17-2015	9,000,000	8,998,425
COFCO Capital Corporation (z)	0.48	8-4-2015	8,000,000	7,999,893
COFCO Capital Corporation (z)	0.18	8-20-2015	4,000,000	3,999,660
Erste Abwicklungsanstalt 144A(z)	0.21	9-10-2015	5,000,000	4,998,892

6	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper (continued)
Erste Abwicklungsanstalt 144A(z)	0.21%	9-11-2015	$3,000,000	$2,999,317
Erste Abwicklungsanstalt 144A(z)	0.24	8-6-2015	6,000,000	5,999,880
Erste Abwicklungsanstalt 144A(z)	0.27	10-23-2015	4,000,000	3,997,615
Erste Abwicklungsanstalt 144A±	0.38	2-9-2016	4,000,000	4,000,000
Sinochem Capital Company Limited (z)	0.19	8-5-2015	10,000,000	9,999,894
Sinochem Capital Company Limited (z)	0.43	8-6-2015	11,000,000	10,999,606
Toyota Motor Credit Corporation ±	0.28	12-1-2015	10,000,000	10,000,000

				165,982,645

Total Commercial Paper (Cost $1,165,826,125)				1,165,826,125

Government Agency Debt: 0.36%
Overseas Private Investment Corporation ±§	0.11	7-9-2026	10,000,000	10,000,000

Total Government Agency Debt (Cost $10,000,000)				10,000,000

Municipal Obligations: 6.29%

Arizona: 0.18%

Other Municipal Debt: 0.18%
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.18	8-6-2015	2,000,000	1,999,970
Salt River Project Agricultural Improvement & Power District Series D1 (Utilities Revenue) (z)	0.18	8-7-2015	3,000,000	2,999,940

				4,999,910

California: 0.07%

Other Municipal Debt: 0.07%
San Jose CA Series C (Miscellaneous Revenue)	0.32	8-6-2015	2,000,000	2,000,000

Colorado: 0.53%

Variable Rate Demand Note ø: 0.53%
Colorado HFA MFHR Fort Carson Family Project Series B-2 (Housing Revenue, FHLB SPA)	0.12	5-1-2052	14,875,000	14,875,000

Connecticut: 1.07%

Variable Rate Demand Note ø: 1.07%
Puttable Floating Option Taxable Series TNP-1013 (Miscellaneous Revenue) 144A	0.40	4-15-2046	30,000,000	30,000,000

Florida: 0.15%

Variable Rate Demand Notes ø: 0.15%
Citrus County FL Poll Control Series B PFOTER Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40	9-15-2015	3,247,000	3,247,000
Tampa Bay FL Allegany Health Systems Puttable Floating Option Series TNP-1011 (Health Revenue, Bank of America NA LIQ) 144A	0.40	12-1-2025	910,000	910,000

				4,157,000

Georgia: 0.36%

Other Municipal Debt: 0.18%
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.18	8-6-2015	2,000,000	2,000,000

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
Georgia Municipal Electric Authority Series TX-B (Utilities Revenue)	0.19%	8-17-2015	$3,000,000	$3,000,000

				5,000,000

Variable Rate Demand Note ø: 0.18%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	0.44	10-1-2039	5,035,000	5,035,000

Illinois: 0.18%

Variable Rate Demand Note ø: 0.18%
Deutsche Bank SPEAR/LIFER Trust Series DBE 331 (Tax Revenue, National Insured, Deutsche Bank LIQ) 144A	0.27	12-15-2034	5,000,000	5,000,000

Maryland: 0.07%

Variable Rate Demand Note ø: 0.07%
Maryland CDA Housing & Community Residential Series F (Housing Revenue, State Street Bank & Trust Company SPA)	0.17	9-1-2044	2,000,000	2,000,000

Michigan: 0.98%

Variable Rate Demand Note ø: 0.98%
Michigan Residual Interest Bond Floater Trust Various States Series 4UE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.32	6-1-2016	27,400,000	27,400,000

New York: 0.44%

Variable Rate Demand Notes ø: 0.44%
New York HFA 605 West 42 Street Series B (Housing Revenue, Bank of China LOC)	0.25	5-1-2048	7,000,000	7,000,000
Puttable Floating Option Taxable Receipts Series TNP-004 (Miscellaneous Revenue) 144A±	0.90	5-15-2051	4,360,000	4,360,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.29	7-1-2017	1,000,000	1,000,000

				12,360,000

North Carolina: 0.09%

Variable Rate Demand Note ø: 0.09%
Roanoke Rapids NC Music & Entertainment District Project (Tax Revenue, Bank of America NA LOC)	0.16	7-1-2027	2,610,000	2,610,000

Ohio: 0.21%

Variable Rate Demand Note ø: 0.21%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA Insured, FHLB SPA)	0.12	9-1-2039	5,759,000	5,759,000

Oregon: 0.18%

Variable Rate Demand Note ø: 0.18%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.44	5-1-2035	5,000,000	5,000,000

8	Wells Fargo Advantage Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other: 0.70%

Variable Rate Demand Notes ø: 0.70%
PFOTER Series TNP-1012 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.40%	12-1-2038	$14,635,000	$14,635,000
Residual Interest Bond Floater Trust Delnor Health System Series 2014 (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.22	11-25-2017	5,000,000	5,000,000

				19,635,000

Pennsylvania: 0.11%

Variable Rate Demand Note ø: 0.11%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	0.29	7-1-2017	3,000,000	3,000,000

South Carolina: 0.11%

Other Municipal Debt: 0.11%
South Carolina Public Service Authority Series EE (Utilities Revenue)	0.18	8-10-2015	3,000,000	3,000,000

Texas: 0.30%

Variable Rate Demand Notes ø: 0.30%
Dallas-Fort Worth TX International Airport Series DBE-1127-X Deutsche Bank SPEAR/LIFER Trust (Airport Revenue, Deutsche Bank LIQ) 144A	0.22	11-1-2035	3,000,000	3,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	5,487,037	5,487,037

				8,487,037

Washington: 0.07%

Other Municipal Debt: 0.07%
Port of Seattle WA Series D1 (Miscellaneous Revenue)	0.22	8-3-2015	2,000,000	2,000,000

Wisconsin: 0.49%

Variable Rate Demand Note ø: 0.49%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC)	0.15	1-1-2042	13,740,000	13,740,000

Total Municipal Obligations (Cost $176,057,947)				176,057,947

Other Instruments: 4.51%
Commonwealth Bank of Australia 144A±	1.09	9-18-2015	2,000,000	2,002,010
DBS Bank Limited Pooled Bank Deposit Product §	0.19	1-1-2050	60,000,000	60,000,000
Dexia Credit Local Euro MTN ±	0.49	11-23-2015	4,000,000	4,001,535
Oversea-Chinese Banking Corporation Pooled Bank Deposit Product §	0.19	1-1-2050	60,000,000	60,000,000

Total Other Instruments (Cost $126,003,545)				126,003,545

Other Notes: 3.08%

Corporate Bonds and Notes: 3.08%
Goldman Sachs Group Incorporated	3.70	8-1-2015	5,000,000	5,000,000
Mizuho Corporate Bank (z)	0.30	8-4-2015	4,000,000	3,999,967
Providence Health & Services ±§	0.18	10-1-2042	5,895,000	5,895,000
Racetrac Capital LLC ±§	0.15	9-1-2020	4,250,000	4,250,000
Royal Bank of Canada ±	0.51	12-16-2015	6,000,000	6,004,638

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Corporate Bonds and Notes (continued)
Societe Generale ±	0.27%	1-26-2016	$20,000,000	$20,000,000
SSAB AB ±	0.17	6-1-2035	1,000,000	1,000,000
United Overseas Bank Limited §	0.19	1-1-2050	40,000,000	40,000,000

Total Other Notes (Cost $86,149,605)				86,149,605

Repurchase Agreements ^^: 9.80%
Bank of America Corporation, dated 7-31-2015, maturity value $58,652,523 (1)	0.15	8-3-2015	58,651,790	58,651,790
Bank of Nova Scotia, dated 7-31-2015, maturity value $40,000,567 (2)	0.17	8-3-2015	40,000,000	40,000,000
Goldman Sachs & Company, dated 7-1-2015, maturity value $31,509,765 (3) ±§(i)¢	0.18	9-1-2015	31,500,000	31,500,000
GX Clarke & Company, dated 7-31-2015, maturity value $12,000,180 (4)	0.18	8-3-2015	12,000,000	12,000,000
JPMorgan Securities, dated 7-1-2015, maturity value $25,013,993 (5) ±§(i)¢	0.31	9-4-2015	25,000,000	25,000,000
JPMorgan Securities, dated 7-1-2015, maturity value $3,000,440 (6) ±§¢	0.16	8-3-2015	3,000,000	3,000,000
JPMorgan Securities, dated 7-31-2015, maturity value $20,000,217 (7)	0.13	8-3-2015	20,000,000	20,000,000
Royal Bank of Scotland, dated 7-31-2015, maturity value $84,000,980 (8)	0.14	8-3-2015	84,000,000	84,000,000

Total Repurchase Agreements (Cost $274,151,790)				274,151,790

Total investments in securities (Cost $2,798,189,391) *	100.05%	2,798,189,391
Other assets and liabilities, net	(0.05)	(1,397,618)

Total net assets	100.00%	$2,796,791,773

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

^^	Collateralized by:

(1)	U.S. government securities, 4.00% to 4.50%, 4-20-2041 to 9-20-2041, fair value including accrued interest is $60,411,344.

(2)	U.S. government securities, 2.50% to 6.50%, 2-1-2023 to 2-1-2045, fair value including accrued interest is $41,474,667.

(3)	Commercial paper, 0.00%, 8-3-2015 to 5-5-2016, fair value is $32,130,000.

(4)	U.S. government securities, 0.00% to 11.00%, 8-15-2015 to 5-15-2045, fair value including accrued interest is $12,292,156.

(5)	Commercial paper, 0.00% to 0.24%, 8-3-2015 to 2-12-2016, fair value including accrued interest is $25,500,017.

(6)	Commercial paper, 0.00% to 4.50%, 9-24-2015 to 1-20-2045, fair value including accrued interest is $3,079,880.

(7)	U.S. government securities, 0.13% to 3.13%, 4-15-2016 to 2-15-2042, fair value including accrued interest is $20,400,142.

(8)	U.S. government securities, 0.90% to 6.00%, 1-31-2016 to 10-1-2040, fair value including accrued interest is $85,737,939.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	1

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 98.60%

Alabama: 1.26%

Variable Rate Demand Notes ø: 1.26%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue)	0.18%	8-1-2041	$7,900,000	$7,900,000
Mobile AL IDA Board High Providence LLC Project Series 2006 (Industrial Development Revenue, Whitney National Bank LOC)	0.05	8-1-2031	6,000,000	6,000,000
Mobile AL IDA Board Pollution Control Alabama Power Company Project Series 1993C (Industrial Development Revenue)	0.06	8-1-2017	12,000,000	12,000,000
Mobile AL Industrial Development Board PCR Power Company Barry Plant Project Series 2007 C (Industrial Development Revenue)	0.05	6-1-2034	11,250,000	11,250,000

				37,150,000

Alaska: 0.17%

Variable Rate Demand Note ø: 0.17%
Valdez AK Marine Terminal Exxon Pipeline Project Series 1985 (Industrial Development Revenue)	0.01	10-1-2025	4,900,000	4,900,000

Arizona: 1.80%

Variable Rate Demand Notes ø: 1.80%
Mesa AZ Excise Tax Revenue Obligation Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-69 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.07	7-1-2020	10,135,000	10,135,000
Mesa AZ Utility System Clipper Tax-Exempt Certificates Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	7-1-2024	12,805,000	12,805,000
Phoenix AZ IDA Health Care Facilities Mayo Clinic Series 2014A (Health Revenue, Bank of America NA SPA)	0.01	11-15-2052	30,000,000	30,000,000

				52,940,000

California: 8.98%

Other Municipal Debt: 0.30%
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	2.00	6-30-2016	6,750,000	6,852,760
Los Angeles County CA TRAN Series 2015 (Miscellaneous Revenue)	5.00	6-30-2016	1,850,000	1,928,803

				8,781,563

Variable Rate Demand Notes ø: 8.68%
California CDA Gas Supply Series 2010 (Utilities Revenue, Royal Bank of Canada SPA)	0.02	11-1-2040	83,620,000	83,620,000
California HFFA City of Hope Series 2012B (Health Revenue)	0.01	11-15-2042	3,000,000	3,000,000
California HFFA Tender Option Bond Trust Receipts Certificates Series XF0236 (Health Revenue, TD Bank NA LIQ) 144A	0.03	8-15-2031	7,000,000	7,000,000
California Municipal Finance Authority Chevron USA Recovery Zone Project Series A (Industrial Development Revenue)	0.01	11-1-2035	7,600,000	7,600,000
California PCFA Pacific Gas & Electric Project Series C (Utilities Revenue, JPMorgan Chase & Company LOC)	0.01	11-1-2026	500,000	500,000
California PCFA Pacific Gas & Electric Series 1996E (Utilities Revenue, JPMorgan Chase & Company LOC)	0.01	11-1-2026	1,400,000	1,400,000
California Statewide CDA Morgan Stanley Series 3102 Sutter Health Series 2005A, 2005B & 2008C, (Health Revenue, Credit Suisse LIQ) 144A	0.02	11-15-2048	24,446,525	24,446,525

2	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
California University System Series A Citigroup Eagle Trust Series 1A (Education Revenue, AGM/Ambac Insured, Citibank NA SPA) 144A	0.03%	11-1-2035	$1,140,000	$1,140,000
Elsinore Valley CA Municipal Water District Series 2007A Eclipse Funding Trust Solar Eclipse 2007-0069 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.04	7-1-2034	16,450,000	16,450,000
Lancaster CA Redevelopment Agency MFHR 20th Street Apartments Project Series C (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	12-1-2026	5,425,000	5,425,000
Mountain View CA Multifamily Housing Villa Mariposa Project Series 1985A (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	2-15-2017	10,000,000	10,000,000
Sacramento County CA River Pointe Housing Authority Apartments Series 2007B (Housing Revenue, FNMA LOC, FNMA Insured)	0.02	8-15-2027	10,000,000	10,000,000
San Francisco City & County CA Public Utilities Commission Series 3153X (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.03	11-1-2039	2,700,000	2,700,000
San Francisco City & County CA RDA Fillmore Center 1999 Issue B1 (Housing Revenue, FHLMC LIQ)	0.03	12-1-2017	30,000,000	30,000,000
San Luis Obispo County CA Financing Authority Series 3030 Nacimiento Water Project Series A (Water & Sewer Revenue, BHAC/MBIA Insured, Morgan Stanley Bank LIQ) 144A	0.03	9-1-2038	12,070,000	12,070,000
San Mateo County CA Community College CAB Series B (Education Revenue, National Insured, Deutsche Bank LIQ) 144A	0.17	9-1-2036	29,290,000	29,290,000
Santa Clara Valley CA Transportation Authority 2000 Measure A Sales Tax Revenue Bonds Series 2008-B (Transportation Revenue, Sumitomo Mitsui Banking SPA)	0.01	4-1-2036	1,950,000	1,950,000
Santa Clara Valley CA Transportation Authority Series 2008A (Tax Revenue, State Street Bank & Trust Company SPA)	0.01	6-1-2026	3,600,000	3,600,000
Ventura County CA Community College District Series 2015 PUTTER Series 2015-XF0138 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.03	2-1-2023	6,000,000	6,000,000

				256,191,525

Colorado: 3.09%

Variable Rate Demand Notes ø: 3.09%
Colorado Health Facilities Authority Catholic Health Initiatives Series 2013-3364 (Health Revenue, Morgan Stanley Bank LOC) 144A	0.16	10-1-2037	3,125,000	3,125,000
Colorado Health Facilities Authority Health System Series 2013A Citigroup ROC RR-II-R-14085 (Health Revenue, Citibank NA LIQ) 144A	0.05	1-1-2022	4,600,000	4,600,000
Colorado MidCities Metropolitan District #1 Series 2004-B (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2031	9,950,000	9,950,000
Colorado MidCities Metropolitan District #1 Special Refunding and Improvement Bonds Series A (Tax Revenue, BNP Paribas LOC)	0.11	12-1-2020	6,020,000	6,020,000
Colorado Tender Option Bond Trust Receipts/Certificates Series XF1031 (Housing Revenue, Deutsche Bank LIQ) 144A	0.17	6-1-2044	34,025,000	34,025,000
Denver CO City & County Airport System Series 2006-A (Airport Revenue, FGIC Insured, Morgan Stanley Bank LIQ) 144A	0.17	11-15-2025	10,155,000	10,155,000
Southeast Colorado Public Improvement Metropolitan District Series 2004 (GO Revenue, U.S. Bank NA LOC)	0.03	11-15-2034	3,330,000	3,330,000
Southern Ute CO Indian Tribe Reservation Colorado (Miscellaneous Revenue) 144A	0.04	4-1-2040	20,035,000	20,035,000

				91,240,000

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	3

Security name	Interest rate	Maturity date	Principal	Value

Connecticut: 0.20%

Variable Rate Demand Note ø: 0.20%
Connecticut Municipal Electric Energy Cooperative Power Supply System Series 2013A Deutsche Bank SPEAR/LIFER Trust Series DBE-1164 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.16%	1-1-2038	$6,000,000	$6,000,000

District of Columbia: 0.12%

Variable Rate Demand Note ø: 0.12%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.07	7-1-2032	3,600,000	3,600,000

Florida: 6.63%

Other Municipal Debt: 1.22%
JEA Florida Electric System Series 2000-A (Utilities Revenue)	0.06	8-27-2015	9,200,000	9,200,000
JEA Florida Electric System Series 2000F-1 (Utilities Revenue)	0.05	9-9-2015	26,900,000	26,900,000

				36,100,000

Variable Rate Demand Notes ø: 5.41%
Alachua County FL HFA MFHR Santa Fe Apartments Project Series 2008 (Housing Revenue, FNMA LOC)	0.04	4-15-2041	600,000	600,000
Florida Gulf Coast University Financing Corporation Parking Project Series 2009A (Education Revenue, Harris NA LOC)	0.02	2-1-2039	7,115,000	7,115,000
Florida Municipal Power Agency All Requirements Power Supply Series 2008C (Utilities Revenue, Bank of America NA LOC)	0.02	10-1-2035	200,000	200,000
Halifax FL Hospital Medical Center (HCFR, Wells Fargo Bank LOC) (Health Revenue, JPMorgan Chase & Company LOC)	0.02	6-1-2048	3,000,000	3,000,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue)	0.02	11-15-2032	20,100,000	20,100,000
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2006C (Health Revenue, Bank of America NA LIQ) 144A	0.05	11-15-2036	8,595,000	8,595,000
Miami-Dade County FL Expressway Authority Toll System Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1156 (Transportation Revenue, Deutsche Bank LIQ) 144A	0.17	7-1-2025	12,740,000	12,740,000
Orange County FL Sales Tax Revenue Series 2012B Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-43 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.02	1-1-2020	5,115,000	5,115,000
Orlando FL Utilities Commission Series 2011A (Utilities Revenue) (i)	0.20	10-1-2027	13,490,000	13,490,000
Palm Beach County FL Children’s Home Project Series 2008 (Miscellaneous Revenue, Bank of America NA LOC)	0.08	5-1-2038	3,665,000	3,665,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.02	8-1-2028	3,955,000	3,955,000
Sarasota County FL Planned Parenthood Incorporated Project Series 2007 (Health Revenue, BMO Harris Bank NA LOC)	0.05	10-1-2041	5,990,000	5,990,000
Tampa FL Baycare Health System Series 2012-B (Health Revenue) (i)	0.22	11-15-2033	8,400,000	8,400,000
West Palm Beach FL Utilities Systems Series 2008C (Water & Sewer Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.10	10-1-2038	66,490,000	66,490,000

				159,455,000

4	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 1.44%

Variable Rate Demand Notes ø: 1.44%
Atlanta GA Development Authority Perkins Will Incorporated Project Series 2010 (Industrial Development Revenue, Harris NA LOC)	0.04%	11-1-2030	$7,320,000	$7,320,000
Dekalb County GA Series 2006-B ROC RR-II-R-11900 (Water & Sewer Revenue, AGM Insured, Citibank NA LIQ) 144A	0.04	4-1-2023	9,600,000	9,600,000
Gwinnett County GA Development Authority Certificate of Participation Public School Project Series 2006 Clipper Tax-Exempt Certified Trust Series 2009-41 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.03	1-1-2016	8,795,000	8,795,000
Metropolitan Atlanta GA Rapid Transit Authority 3rd Indenture Series 2007B JPMorgan Chase PUTTER Series 4016 (Tax Revenue, AGM Insured, JPMorgan Chase & Company LIQ) 144A	0.04	1-1-2016	6,500,000	6,500,000
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured) 144A	0.02	7-1-2020	10,330,000	10,330,000

				42,545,000

Hawaii: 0.26%

Other Municipal Debt: 0.03%
Hawaii Series 2011-ED (GO Revenue)	5.00	12-1-2015	1,000,000	1,015,827

Variable Rate Demand Note ø: 0.23%
Honolulu City & County HI Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-62 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.02	11-1-2020	6,665,000	6,665,000

Illinois: 2.20%

Variable Rate Demand Notes ø: 2.20%
Aurora IL Economic Development Aurora University Series 2004 (Education Revenue, Harris NA LOC)	0.03	3-1-2035	12,000,000	12,000,000
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	0.10	7-1-2023	4,200,000	4,200,000
DuPage & Will Counties IL Community School District #204 Indian Prairie School Building Series A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-26 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.03	6-30-2016	5,765,000	5,765,000
Illinois Development Finance Authority Cook Communications Ministries Project Series 2002 (Miscellaneous Revenue, Bank of America NA LOC)	0.13	3-1-2017	4,500,000	4,500,000
Illinois Development Finance Authority Presbyterian Homes Two Arbor Lane Project Series 2001 (Health Revenue, Northern Trust Company LOC)	0.03	4-1-2035	4,200,000	4,200,000
Illinois Development Finance Authority Village of Oak Park Residence Corporation Project Series 2001 (Housing Revenue, PNC Bank NA LOC)	0.03	7-1-2041	4,300,000	4,300,000
Illinois Educational Facilities Authority Chicago Zoological Society Brookfield Zoo Project Series 1995B (Miscellaneous Revenue, Northern Trust Company LOC)	0.03	12-15-2025	5,000,000	5,000,000
Illinois Finance Authority Advocate Health Care Network Series 2011B (Health Revenue) (i)	0.22	4-1-2051	9,500,000	9,500,000
Illinois Finance Authority Village of Oak Park Residence Corporation Project Series 2006 (Housing Revenue, PNC Bank NA LOC)	0.04	9-1-2046	4,000,000	4,000,000
Illinois Toll Highway Authority Series 2014D Tender Option Bond Trust Series 2015-XM0031 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.04	1-1-2022	4,165,000	4,165,000
Illinois Toll Highway Authority Series A2 (Transportation Revenue, AGM Insured, Bank of America NA SPA)	0.05	1-1-2031	3,800,000	3,800,000

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	5

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Yorkville Kendall County IL Special Service Area #2003-101 Windett Ridge Project JPMorgan PUTTER Series 4380 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.17%	3-1-2023	$3,545,000	$3,545,000

				64,975,000

Indiana: 1.82%

Other Municipal Debt: 0.45%
Indiana Bond Bank Advance Funding Program Notes Series 2015-A (Miscellaneous Revenue)	2.00	1-5-2016	13,300,000	13,399,629

Variable Rate Demand Notes ø: 1.37%
Carmel IN RDA Lease Rental Revenue Performing Arts Center Morgan Stanley Series 2004-1275 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.12	2-1-2033	6,240,000	6,240,000
Indiana Certificates of Participation Clipper Tax-Exempt Certified Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.05	7-1-2023	26,140,000	26,140,000
Spencer County IN American Iron Oxide Company Project Series 1999 (Industrial Development Revenue, Bank of Tokyo-Mitsubishi LOC)	0.19	9-1-2018	7,900,000	7,900,000

				40,280,000

Iowa: 2.40%

Variable Rate Demand Notes ø: 2.40%
Iowa Finance Authority Midwestern Cargill Incorporated Project Series 2012-A (Industrial Development Revenue)	0.04	6-1-2039	60,400,000	60,400,000
Iowa Finance Authority Midwestern Disaster Area Chrisbro III Incorporated Project Series 2011 (Industrial Development Revenue, Great Western Bank LOC)	0.03	8-1-2041	8,050,000	8,050,000
Iowa Finance Authority Multifamily Housing Series 2006 Austin Trust Various Certificates Series 2007-1011 (Housing Revenue, Bank of America NA LIQ) 144A	0.07	7-1-2041	2,395,000	2,395,000

				70,845,000

Kansas: 0.35%

Other Municipal Debt: 0.05%
Wichita KS Water & Sewer Utilities Revenue Series 2005C (Water & Sewer Revenue, Ambac Insured) §	5.00	10-1-2017	1,400,000	1,424,693

Variable Rate Demand Note ø: 0.30%
Kansas Development Finance Authority Adventist Health Sunbelt Obligated Group Series 2009C Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 0-11 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.02	11-15-2038	9,000,000	9,000,000

Kentucky: 1.04%

Other Municipal Debt: 0.34%
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2014D-1 (Water & Sewer Revenue) ##	1.00	8-1-2015	3,850,000	3,850,000
Kentucky Rural Water Finance Corporation Public Projects Constructions Notes Series 2015D-1 (Water & Sewer Revenue)	1.25	7-1-2016	6,300,000	6,346,830

				10,196,830

6	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 0.70%
Fort Mitchell KY League of Cities Funding Trust Program Series 2002-A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.03%	10-1-2032	$5,745,000	$5,745,000
Kentucky Infrastructure Authority Wastewater & Drinking Water Revolving Fund Series 2015A Morgan Stanley Series 2015-XF2109 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.08	2-1-2026	7,190,000	7,190,000
Williamstown KY League of Cities Funding Trust Lease Series 2008A (Miscellaneous Revenue, U.S. Bank NA LOC)	0.03	7-1-2038	4,300,000	4,300,000
Williamstown KY League of Cities Funding Trust Lease Series 2008B (Miscellaneous Revenue, U.S. Bank NA LOC)	0.03	12-1-2038	3,305,000	3,305,000

				20,540,000

Louisiana: 1.28%

Variable Rate Demand Notes ø: 1.28%
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2010A (Industrial Development Revenue)	0.01	8-1-2035	17,100,000	17,100,000
East Baton Rouge Parish LA Industrial Development Board ExxonMobil Project Series 2011 (Industrial Development Revenue)	0.01	12-1-2051	9,618,000	9,618,000
Louisiana HFA The Reserve at Jefferson Crossing Series 2008 (Housing Revenue, FHLMC LOC)	0.06	7-1-2040	4,095,000	4,095,000
Louisiana PFA Pollution Control Allied Signal Incorporated Project Series 1992 (Industrial Development Revenue)	0.04	8-1-2017	6,815,000	6,815,000

				37,628,000

Maryland: 3.73%

Other Municipal Debt: 1.41%
Baltimore County MD Metropolitan District 75th Issue (GO Revenue) ##	5.00	8-1-2015	1,400,000	1,400,000
Montgomery County MD Series 10-A (GO Revenue) ##	0.05	8-18-2015	40,200,000	40,200,000

				41,600,000

Variable Rate Demand Notes ø: 2.32%
Baltimore County MD Maryvale Preparatory School Facilities Project Series 2005A (Education Revenue, Manufacturers & Traders LOC)	0.07	12-3-2035	1,530,000	1,530,000
Maryland HEFA University of Maryland Medical System Issue Series 2008E (Health Revenue, Bank of Montreal LOC)	0.02	7-1-2041	10,000,000	10,000,000
Maryland Industrial Development Financing Authority Occidental Pete Corporation Series 2010 (Industrial Development Revenue)	0.05	3-1-2030	42,350,000	42,350,000
Maryland Transportation Authority Austin Trust Series 1152 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.07	7-1-2041	9,000,000	9,000,000
Montgomery County MD EDA Brooke Grove Foundation Incorporated Series1998 (Health Revenue, M&T Bank LOC)	0.08	1-1-2024	5,425,000	5,425,000

				68,305,000

Massachusetts: 2.52%

Other Municipal Debt: 1.56%
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured) §	5.00	8-15-2030	22,200,000	22,236,094
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured) §	5.00	8-15-2021	2,400,000	2,403,896

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
Massachusetts School Building Authority Dedicated Sales Tax Bonds Series 2005-A (Tax Revenue, AGM Insured)	0.06%	8-3-2015	$21,350,000	$21,350,000

				45,989,990

Variable Rate Demand Notes ø: 0.96%
Clipper Tax-Exempt Certificate Trust Series 2009-69 (Tax Revenue, State Street Bank & Trust Company LIQ)	0.05	7-1-2027	5,000,000	5,000,000
Massachusetts Development Finance Agency Cushing Academy Issue Series 2004 (Education Revenue, TD Bank NA LOC)	0.02	3-1-2034	9,500,000	9,500,000
University of Massachusetts Building Authority Series 2011-2 (Education Revenue) (i)	0.22	11-1-2034	13,735,000	13,735,000

				28,235,000

Michigan: 3.60%

Variable Rate Demand Notes ø: 3.60%
Eastern Michigan University Barclays Residual Interest Bonds Trust Series 6WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.17	7-1-2018	21,600,000	21,600,000
Green Lake Township MI Economic Development Corporation Interlochen Center Arts Project Series 2004 (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.01	6-1-2034	1,935,000	1,935,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-6 (Health Revenue) (i)	0.20	11-15-2047	4,750,000	4,750,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-7 (Health Revenue) (i)	0.20	11-15-2047	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue) (i)	0.20	11-15-2047	1,000,000	1,000,000
Michigan Hospital Finance Authority Ascension Health Senior Credit Group Series 2010-8 (Health Revenue)	0.20	11-15-2049	300,000	300,000
Michigan Hospital Finance Authority Trinity Health Credit Group Series 2011 Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-32 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.02	6-1-2020	3,900,000	3,900,000
Michigan Housing Development Authority Rental Housing Series 2012D Deutsche Bank SPEAR/LIFER Trust Series DBE-1121 (Housing Revenue, Deutsche Bank LIQ) 144A	0.17	10-1-2042	5,270,000	5,270,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.07	1-1-2032	27,870,000	27,870,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2003 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.07	1-1-2032	27,455,000	27,455,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2006 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.07	1-1-2035	11,000,000	11,000,000

				106,080,000

Minnesota: 3.48%

Other Municipal Debt: 0.17%
Minnesota Rural Water Finance Authority Public Project Construction Notes Series 2014 (Water & Sewer Revenue)	1.00	12-1-2015	4,950,000	4,962,241

8	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø: 3.31%
Bloomington MN Bristol Village Apartments Project Series 2002A-1 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03%	11-15-2032	$10,805,000	$10,805,000
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.03	7-1-2038	5,440,000	5,440,000
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	10-15-2033	1,375,000	1,375,000
East Grand Forks MN Solid Waste Disposal American Crystal Sugar Company Project Series 2009 (Resource Recovery Revenue, CoBank LOC)	0.03	12-1-2021	4,165,000	4,165,000
Eden Prairie MN Eden Glen Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	2-15-2031	1,815,000	1,815,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	8-15-2038	4,100,000	4,100,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	5-15-2035	9,235,000	9,235,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.02	3-1-2029	2,340,000	2,340,000
Minneapolis & St. Paul MN Metropolitan Airport Commission Morgan Stanley Series 3200 (Airport Revenue, Morgan Stanley Bank LIQ) 144A	0.15	1-1-2035	6,000,000	6,000,000
Minneapolis MN Health Care System Series 2008 Royal Bank of Canada Municipal Products Incorporated Trust Series E19 (Hospital Revenue, Royal Bank of Canada LOC) 144A	0.02	10-1-2015	4,600,000	4,600,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.03	4-1-2027	2,255,000	2,255,000
Minnesota HEFAR MacAlester College Series 3-Z (Education Revenue)	0.07	3-1-2024	6,310,000	6,310,000
Minnesota HEFAR MacAlester College Series 5-Q (Education Revenue)	0.07	3-1-2033	5,110,000	5,110,000
Minnesota HEFAR Olaf College Series 5-M2 (Education Revenue, Harris NA LOC)	0.01	10-1-2020	7,945,000	7,945,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.03	11-1-2035	8,900,000	8,900,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.02	9-15-2031	2,865,000	2,865,000
Spring Lake Park MN Senior Housing Oak Crest Apartments Project Series 2003 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	2-15-2033	1,320,000	1,320,000
St. Louis Park MN Knollwood Place Apartment Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.02	10-1-2035	11,800,000	11,800,000
St. Louis Park MN MFHR Parkshore Senior Campus Project Series 2004 (Housing Revenue, FHLMC LIQ)	0.02	8-1-2034	1,345,000	1,345,000

				97,725,000

Mississippi: 1.44%

Variable Rate Demand Notes ø: 1.44%
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series A (Industrial Development Revenue)	0.01	12-1-2030	5,000,000	5,000,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series E (Industrial Development Revenue)	0.01	12-1-2030	100,000	100,000
Mississippi Business Finance Corporation Chevron USA Incorporated Project Series F (Industrial Development Revenue)	0.01	12-1-2030	3,805,000	3,805,000
Mississippi Series A Clipper Tax-Exempt Certificate Trust Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	11-1-2018	33,460,000	33,460,000

				42,365,000

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Missouri: 0.63%

Other Municipal Debt: 0.34%
Missouri HEFA Health Care Series 2014-E (Health Revenue)	0.10%	9-9-2015	$10,100,000	$10,100,000

Variable Rate Demand Notes ø: 0.29%
Missouri Development Finance Board Kauffman Center Performing Arts Project Series 2007-A (Miscellaneous Revenue, Northern Trust Company SPA)	0.01	6-1-2037	3,795,000	3,795,000
St. Louis County MO IDA Heatherbrook Gardens Apartment Project Series 1992 (Housing Revenue, U.S. Bank NA LOC)	0.10	3-1-2022	1,765,000	1,765,000
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.15	5-1-2043	3,000,000	3,000,000

				8,560,000

Nebraska: 0.22%

Variable Rate Demand Note ø: 0.22%
Douglas County NE Hospital Authority # 3 Tender Option Bond Trust Receipts Series 2015-XF1042 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.22	11-1-2048	6,495,000	6,495,000

Nevada: 0.28%

Variable Rate Demand Note ø: 0.28%
Washoe County NV Eclipse Funding Trust Series 2006-0142 (GO Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.04	3-1-2036	8,225,000	8,225,000

New Hampshire: 0.60%

Variable Rate Demand Notes ø: 0.60%
New Hampshire HEFA Dartmouth College Project Series 3069 (Education Revenue, Credit Suisse LIQ) 144A	0.02	6-1-2039	6,280,000	6,280,000
New Hampshire HEFA FHA Insured Mortgage Revenue Series 2009 PUTTER Series 2015-XF0037 (Health Revenue, FHA Insured, TD Bank NA LIQ) 144A	0.11	10-1-2017	10,855,000	10,855,000
New Hampshire HEFAR Dartmouth College Series 2007B (Education Revenue, Bank of New York Mellon SPA)	0.01	6-1-2041	600,000	600,000

				17,735,000

New Jersey: 1.02%

Variable Rate Demand Notes ø: 1.02%
New Jersey EDA Motor Vehicle Surcharges Series 2004A Austin Trust Various Certificates B (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ)	0.07	7-1-2026	2,190,000	2,190,000
New Jersey EDA School Facilities Construction Series NN Deutsche Bank SPEAR/LIFER Trust Series DBE-1143X (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.11	3-1-2029	2,740,000	2,740,000
New Jersey Educational Facilities Authority Defense Analyses Issue Series 2000D (Miscellaneous Revenue, Branch Banking & Trust LOC, Ambac Insured)	0.03	10-1-2030	3,800,000	3,800,000
New Jersey TTFA Clipper Tax-Exempt Certificates Trust Series 2009-70 (Transportation Revenue, State Street Bank & Trust Company LIQ)	0.03	12-15-2023	5,750,000	5,750,000
New Jersey Turnpike Authority Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1153X (Transportation Revenue, Deutsche Bank LIQ) 144A	0.18	1-1-2038	15,505,000	15,505,000

				29,985,000

10	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New York: 7.66%

Variable Rate Demand Notes ø: 7.66%
New York Dormitory Authority Debt City University Consolidated 5th General Resolution Series E (Education Revenue, TD Bank NA LOC)	0.02%	7-1-2031	$7,420,000	$7,420,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.04	11-15-2026	25,000,000	25,000,000
New York HFA Manhattan Residential Housing Series A (Housing Revenue, Bank of China LOC)	0.05	5-1-2048	5,950,000	5,950,000
New York HFA Series 2014-A (Housing Revenue, Bank of China LOC)	0.01	5-1-2048	61,000,000	61,000,000
New York HFA Series 2015-A (Housing Revenue, Bank of China LOC)	0.05	5-1-2050	13,000,000	13,000,000
New York NY Fiscal 2014 Series 1 Sub Series I-2 (GO Revenue, JPMorgan Chase & Company LIQ)	0.01	3-1-2040	100,000	100,000
New York NY Municipal Water Finance Authority Water & Sewer System Fiscal 2015 Sub Series BB-1 (Water & Sewer Revenue, Bank of America NA SPA)	0.01	6-15-2049	56,350,000	56,350,000
New York NY Municipal Water Finance Authority Series CC-1 (Water & Sewer Revenue, Bank of Nova Scotia SPA)	0.01	6-15-2038	6,000,000	6,000,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd Generation Resolution Fiscal 2011 Sub Series FF-1 (Water & Sewer Revenue, Bank of America NA SPA)	0.01	6-15-2044	2,000,000	2,000,000
New York NY Municipal Water Finance Authority Water & Sewer System Fiscal 2013 Sub Series AA-1 (Water & Sewer Revenue, PNC Bank NA SPA)	0.01	6-15-2046	6,100,000	6,100,000
New York NY Series 2006E-2 (GO Revenue, Bank of America NA LOC)	0.01	8-1-2034	14,715,000	14,715,000
New York NY Transitional Finance Authority Recovery Fiscal 2003 Series 1 Sub Series 1C (Tax Revenue, JPMorgan Chase & Company SPA)	0.01	11-1-2022	3,800,000	3,800,000
New York NY Transitional Finance Authority Future Tax Secured Tax Exempt Subordinate Bonds Fiscal 2014 Sub Series D-4 (Miscellaneous Revenue, Mizuho Bank Limited SPA)	0.01	2-1-2044	7,400,000	7,400,000
New York NY Transitional Finance Authority JPMorgan Chase PUTTER/DRIVER Trust Series 4043 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.01	11-1-2020	5,700,000	5,700,000
New York NY Transitional Finance Authority Sub Series 2013A-4 (Tax Revenue, Northern Trust Company SPA)	0.01	8-1-2039	900,000	900,000
New York NY Trust for Cultural Reserve Wildlife Series 2013A Tender Option Bond Trust Receipt Series 2012-ZF0215 (Miscellaneous Revenue, Royal Bank of Canada LIQ) 144A	0.03	8-1-2021	5,335,000	5,335,000
New York Sales Tax Asset Receivable Corporation Fiscal Series 2015A Tender Option Bond Trust Receipts Series 2015-ZF0209 (Tax Revenue, JPMorgan Chase & Company LIQ) 144A	0.03	10-15-2031	5,250,000	5,250,000

				226,020,000

North Carolina: 0.58%

Variable Rate Demand Notes ø: 0.58%
Charlotte Mecklenburg NC Hospital Authority Health Care System (Health Revenue, JPMorgan Chase & Company SPA)	0.01	1-15-2038	3,500,000	3,500,000
North Carolina Capital Facilities Finance Agency Educational Guilford College Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	5-1-2024	2,570,000	2,570,000
North Carolina Capital Facilities Finance Agency Educational High Point University Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	5-1-2030	2,690,000	2,690,000
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	7-1-2028	4,030,000	4,030,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.02	12-1-2033	4,400,000	4,400,000

				17,190,000

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

North Dakota: 1.78%

Other Municipal Debt: 1.48%
Mercer County ND PCR Basin Electric Power Series 2009-1 (Utilities Revenue)	0.10%	8-6-2015	$43,800,000	$43,800,000

Variable Rate Demand Note ø: 0.30%
Richland County ND Recovery Zone Project Series 2010C (Industrial Development Revenue, CoBank LOC)	0.02	11-1-2028	8,815,000	8,815,000

Ohio: 2.68%

Variable Rate Demand Notes ø: 2.68%
Allen County OH Hospital Facilities Catholic Healthcare Series A (Health Revenue, Bank of America NA LOC)	0.01	10-1-2031	300,000	300,000
JobsOhio Beverage Systems Statewide Liquor Profits Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1157 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.17	1-1-2038	62,180,000	62,180,000
Ohio Higher Education Facilities University of Dayton Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1144 (Education Revenue, Deutsche Bank LIQ) 144A	0.16	12-1-2043	2,200,000	2,200,000
Ohio University Special Purpose General Receipt Bonds Series 2013A JPMorgan Chase PUTTER Series 4387 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	6-1-2021	5,750,000	5,750,000
Ohio University Special Purpose General Receipt Bonds Series 2013A JPMorgan Chase PUTTER Series 4388 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.06	6-1-2021	5,750,000	5,750,000
Warren County OH Cincinnati Electricity Corporation Project Series 1985 (Miscellaneous Revenue, Scotia Bank LOC)	0.20	9-1-2015	2,810,000	2,810,000

				78,990,000

Oklahoma: 0.37%

Variable Rate Demand Notes ø: 0.37%
Oklahoma City OK Water Utilities Trust Water & Sewer System Series 2015 Morgan Stanley Series 2015-ZF2080 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.15	7-1-2045	5,000,000	5,000,000
Oklahoma Turnpike Authority Series 2011A Citigroup ROC Series 11985 (Transportation Revenue, Citibank NA LIQ) 144A	0.05	1-1-2019	6,000,000	6,000,000

				11,000,000

Other: 5.53%

Variable Rate Demand Notes ø: 5.53%
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	2-15-2028	86,217,000	86,217,000
Clipper Tax-Exempt Certificate Trust Certificate of Participation Multi State Series 2009-72 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.07	4-1-2019	19,260,000	19,260,000
FHLMC Multifamily Municipal Securities Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.03	12-15-2045	7,880,000	7,880,000
FHLMC Multifamily Municipal Securities Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.03	12-15-2046	7,035,000	7,035,000
FHLMC Multifamily Municipal Securities Series MO27 Class A (Housing Revenue, FHLMC LIQ)	0.03	10-15-2029	15,855,000	15,855,000

12	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
General Revenue Bonds Series 2007 Solar Eclipse Funding Trust Various States Series 2007-0075 (Miscellaneous Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ)	0.15%	6-1-2037	$26,900,000	$26,900,000

				163,147,000

Pennsylvania: 1.58%

Variable Rate Demand Notes ø: 1.58%
Central Bradford Progress Authority Pennsylvania Robert Packer Hospital Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2011-C-14 (Health Revenue, Royal Bank of Canada LOC) 144A	0.02	6-1-2035	7,535,000	7,535,000
Geisinger Authority Pennsylvania Health System Series 2005B (Health Revenue, U.S. Bank NA SPA)	0.01	8-1-2022	10,000,000	10,000,000
Montgomery County PA IDA New Regional Medical Center PFOTER Project Series 4674 (Health Revenue, FHA Insured, Bank of America NA LIQ) 144A	0.07	8-1-2038	13,945,000	13,945,000
Montgomery County PA IDA ROC R-II-R-11856 (Health Revenue, FHA Insured, Citibank NA LIQ) 144A	0.06	2-1-2018	8,295,000	8,295,000
Pennsylvania Housing Finance Agency Series 2004 (GO Revenue, PNC Bank NA SPA)	0.03	1-1-2034	1,000,000	1,000,000
Westmoreland County PA Municipal Authority Service Series 2013 Deutsche Bank SPEARs/LIFERs Trust Series DBE-1171 (Miscellaneous Revenue, Deutsche Bank LIQ) 144A	0.17	8-15-2037	5,770,000	5,770,000

				46,545,000

Rhode Island: 0.68%

Variable Rate Demand Notes ø: 0.68%
Narragansett Bay RI Commission Wastewater System Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series 2013-O-60 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.07	9-1-2020	10,000,000	10,000,000
Narragansett Bay Rl Commission Rhode Island Wastewater System Series 2007A Solar Eclipse Series 2007-0016 (Water & Sewer Revenue, U.S. Bank NA LOC, U.S. Bank NA LIQ) 144A	0.08	2-1-2037	10,030,000	10,030,000

				20,030,000

South Carolina: 5.34%

Other Municipal Debt: 4.05%
Easley SC Combined Utility System Series 2005 (Utilities Revenue, AGM Insured) §	5.00	12-1-2034	3,500,000	3,555,214
South Carolina Association of Governmental Organizations Certificate of Participation Series A (GO Revenue) %%	1.50	4-14-2016	44,600,000	44,998,724
York County SC PCR Series 2000B-1 (Utilities Revenue)	0.25	9-1-2015	25,200,000	25,200,000
York County SC PCR Series 2000B-2 (Utilities Revenue)	0.25	9-1-2015	25,200,000	25,200,000
York County SC PCR Series 2000B-3 (Utilities Revenue)	0.25	9-1-2015	20,550,000	20,550,000

				119,503,938

Variable Rate Demand Notes ø: 1.29%
Charleston SC Waterworks & Sewer System Capital Improvement Series 2010 Tender Option Bond Trust Receipts Series 2015-ZF0219 (Water & Sewer Revenue, JPMorgan Chase & Company LIQ) 144A	0.03	1-1-2041	5,000,000	5,000,000
Charleston SC Waterworks & Sewer System Capital Improvement Series 2010 Tender Option Bond Trust Receipts Series 2015-ZF0219 (Water & Sewer Revenue, JPMorgan Chase Bank NA LIQ) 144A	0.03	8-1-2019	2,500,000	2,500,000

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Greenville SC Health System Hospital Series 2014B Tender Option Bond Trust Receipts Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	0.03%	5-30-2022	$8,020,000	$8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.04	8-1-2025	3,030,000	3,030,000
South Carolina Housing Finance & Development Authority MFHR Brookside Crossing Apartments Series 2008 (Housing Revenue, FHLMC LIQ)	0.04	6-1-2046	4,380,000	4,380,000
South Carolina Jobs EDA Bon Secours Health System Incorporated Series 2013 Deutsche Bank SPEAR/LIFER Trust Series DBE-1141 (Health Revenue, Deutsche Bank LIQ) 144A	0.16	11-1-2029	13,510,000	13,510,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.02	11-1-2034	1,525,000	1,525,000

				37,965,000

South Dakota: 0.22%

Variable Rate Demand Note ø: 0.22%
South Dakota Housing Development Authority LaCrosse Investment Project Series 2001 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	2-15-2031	6,495,000	6,495,000

Tennessee: 1.12%

Other Municipal Debt: 0.07%
Metropolitan Government of Nashville & Davidson County TN Series A-1 (GO Revenue)	0.04	9-2-2015	2,185,000	2,185,000

Variable Rate Demand Notes ø: 1.05%
Blount County TN Industrial Development Board Maryville Civic Arts Center Project Series 2009A (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.02	6-1-2036	1,000,000	1,000,000
Chattanooga TN Electric Power Board Series 2008-A (Utilities Revenue, Branch Banking & Trust LIQ)	0.04	3-1-2016	21,035,000	21,035,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue)	0.05	9-1-2018	4,480,000	4,480,000
Sevier County TN Public Building Authority Local Government Public Improvement Series V-B-1 (Water & Sewer Revenue, Branch Banking & Trust LOC)	0.02	6-1-2035	4,300,000	4,300,000

				30,815,000

Texas: 12.74%

Other Municipal Debt: 3.08%
Brownsville TX Utility Systems Revenue Series A (Utilities Revenue, Ambac Insured)	5.00	9-1-2015	6,130,000	6,152,760
Brownsville TX Utility Systems Revenue Series A (Utilities Revenue, Ambac Insured)	5.00	9-1-2015	4,335,000	4,351,095
El Paso County TX Series 2014 (GO Revenue)	4.00	8-15-2015	1,800,000	1,802,255
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	3,850,000	3,856,014
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	4,000,000	4,006,248
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	4,250,000	4,256,639
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	3,040,000	3,044,749
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	4,700,000	4,707,342
El Paso County TX Hospital District (Health Revenue, Ambac Insured)	5.00	8-15-2015	4,450,000	4,456,951
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	4,600,000	4,661,690

14	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00%	11-15-2015	$5,200,000	$5,269,737
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	5,400,000	5,472,419
Houston TX Utility System First Lien Revenue Series 2005 (Utilities Revenue, AGM Insured)	5.00	11-15-2015	3,000,000	3,040,233
Lubbock TX (GO Revenue)	1.00	8-15-2015	1,100,000	1,100,299
San Antonio TX Combination Tax & Revenue Certificates of Obligation Series 2008 (GO Revenue)	4.00	8-1-2015	700,000	700,000
Texas TRAN Series 2014 (Miscellaneous Revenue)	1.50	8-31-2015	31,800,000	31,833,405
University of Texas Board of Regents Revenue Financing Systems Series 2010-A (Education Revenue)	5.00	8-15-2015	2,100,000	2,103,406

				90,815,242

Variable Rate Demand Notes ø: 9.66%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.02	9-1-2039	4,000,000	4,000,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue)	0.05	7-1-2022	4,900,000	4,900,000
Dallas TX Waterworks & Sewer System Clipper Tax Exempt Certificates Trust 2009-52 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	10-1-2018	16,460,000	16,460,000
First Rio Grande TX Regional Water Authority Economic Development Corporation Rio Grande Valley Sugar Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.03	3-1-2032	10,470,000	10,470,000
Galveston County TX Housing Finance Corporation Village By The Sea Apartments Project Series 2004 (Housing Revenue, FNMA Insured, FNMA LIQ)	0.03	2-15-2032	5,090,000	5,090,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2009 Citigroup ROC Series 11821 (Health Revenue, Citibank NA LIQ) 144A	0.05	10-1-2017	6,250,000	6,250,000
Harris County TX Cultural Educational Facilities Finance Corporation Children’s Hospital Project Series 2015-3 JP Morgan PUTTER Series 5001 (Hospital Revenue, JPMorgan Chase & Company LIQ) 144A	0.04	6-1-2019	20,765,000	20,765,000
Harris County TX Metropolitan Transit Authority Sales & Use Tax Series 2011A Royal Bank of Canada Municipal Products Incorporated Trust Certificates Series O-5 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.02	11-1-2041	5,000,000	5,000,000
Harris County TX Toll Road Senior Lien Series 2007A - Citigroup Eagle Series 2014-0009A (Transportation Revenue, Citibank NA LIQ) 144A	0.06	8-15-2033	18,400,000	18,400,000
Harris TX Cultural and Educational Facilities Authority Barclays Residual Interest Bonds Trust Series 5WE (Miscellaneous Revenue, Barclays Bank plc LOC) 144A	0.17	7-1-2018	13,895,000	13,895,000
Houston TX Water & Sewer System Revenue Series PA-974-R (Water & Sewer Revenue, National Insured, Bank of America NA LIQ) 144A	0.08	12-1-2023	7,100,000	7,100,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2001 (Industrial Development Revenue)	0.01	8-1-2022	600,000	600,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2010 (Industrial Development Revenue)	0.01	11-1-2038	31,050,000	31,050,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2011 (Industrial Development Revenue)	0.01	11-1-2051	8,000,000	8,000,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2012 (Industrial Development Revenue)	0.01	5-1-2046	5,800,000	5,800,000
North Texas Tollway Authority Series 2008A Morgan Stanley Series 3356 (Miscellaneous Revenue, BHAC Insured, Morgan Stanley Bank LIQ) 144A	0.03	1-1-2048	4,440,000	4,440,000

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2011 (Industrial Development Revenue)	0.03%	6-1-2041	$25,000,000	$25,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project Series 2012 (Industrial Development Revenue)	0.03	3-1-2042	41,500,000	41,500,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue)	0.05	7-1-2029	11,700,000	11,700,000
Port of Port Arthur TX Navigation District of Jefferson County Total Petrochemicals Project (Resource Recovery Revenue)	0.03	3-1-2039	9,000,000	9,000,000
Tarrant County TX Cultural Education Facilities Finance Corporation Texas Health Resources Series C (Health Revenue, JPMorgan Chase & Company SPA)	0.03	11-15-2033	10,000,000	10,000,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Hospital Revenue Series A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2041	10,720,000	10,720,000
Texas Municipal Gas Acquisition & Supply Corporation III Series 2012 Deutsche Bank SPEAR/LIFER Trust Series DBE-1193 (Utilities Revenue, Deutsche Bank LIQ) 144A	0.27	12-15-2032	9,000,000	9,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144A	0.32	12-15-2026	5,935,138	5,935,138

				285,075,138

Utah: 0.46%

Variable Rate Demand Notes ø: 0.46%
Weber County UT Hospital IHC Health Services Series 2000A (Health Revenue, Bank of New York Mellon SPA)	0.01	2-15-2031	4,000,000	4,000,000
West Jordan UT Multifamily Housing Broadmoor Village Apartments Series 2004 (Housing Revenue, FHLMC LIQ)	0.04	12-1-2034	9,675,000	9,675,000

				13,675,000

Vermont: 0.53%

Variable Rate Demand Notes ø: 0.53%
Vermont Educational & Health Buildings Financing Agency Brattleboro Memorial Hospital Project Series 2008A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2028	1,805,000	1,805,000
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.01	7-1-2033	3,020,000	3,020,000
Vermont Educational & Health Buildings Financing Agency North County Hospital Project Series 2007-A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2034	9,065,000	9,065,000
Vermont Educational & Health Buildings Financing Agency Northeastern Vermont Regional Hospital Project Series 2004A (Health Revenue, TD Bank NA LOC)	0.01	10-1-2029	1,665,000	1,665,000

				15,555,000

Virginia: 1.46%

Variable Rate Demand Notes ø: 1.46%
Fairfax County VA IDA Inova Health System Project Series 2012-C (Health Revenue) (i)	0.20	5-15-2042	21,015,000	21,015,000
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.02	12-1-2033	3,215,000	3,215,000
Norfolk VA EDA Sentara Healthcare Series 2010-B (Health Revenue) (i)	0.22	11-1-2034	4,940,000	4,940,000
Norfolk VA EDA Sentara Healthcare Series 2010-C (Health Revenue) (i)	0.22	11-1-2034	6,670,000	6,670,000

16	Wells Fargo Advantage National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Norfolk VA Redevelopment and Housing Authority Old Dominion University Project (Education Revenue, Bank of America NA LOC)	0.02%	8-1-2033	$7,340,000	$7,340,000

				43,180,000

Washington: 0.97%

Other Municipal Debt: 0.09%
Washington Motor Vehicle Fuel Tax Series 2009D (GO Revenue)	5.00	2-1-2016	2,580,000	2,641,220

Variable Rate Demand Notes ø: 0.88%
King County WA Sewer Revenue Bonds 2007 Morgan Stanley Series 3090 (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.14	1-1-2039	7,890,000	7,890,000
Squaxin Island Tribe Washington Tribal Infrastructure Revenue Series 2008-B (Miscellaneous Revenue, Bank of America NA LOC)	0.10	5-1-2028	2,415,000	2,415,000
Washington EDFA Solid Waste Disposal Cleanscapes Incorporated Project Series 2009 (Resource Recovery Revenue, Bank of America NA LOC)	0.07	2-12-2019	5,550,000	5,550,000
Washington Health Care Facilities Authority MultiCare Health System Series 2009A Deutsche Bank SPEARs/LIFERs Trust Series DBE-109 (Health Revenue, Deutsche Bank LIQ) 144A	0.22	8-15-2044	3,375,000	3,375,000
Washington Various Purposes Series 2007A Austin Trust Series Bank of America 2008-1121 (GO Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.07	7-1-2029	6,665,000	6,665,000

				25,895,000

Wisconsin: 4.12%

Variable Rate Demand Notes ø: 4.12%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	0.03	5-1-2037	30,000,000	30,000,000
Hull WI Welcome Dairy Incorporated Project Series 2010B (Industrial Development Revenue, Associated Bank NA LOC)	0.04	1-1-2027	2,350,000	2,350,000
Wisconsin Clipper Tax-Exempt Certificate Trust Series 2009-36 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.02	5-1-2020	26,755,000	26,755,000
Wisconsin HEFA Aurora Health Care Incorporated Series 2013-A Deutsche Bank SPEAR/LIFER Trust Series DBE-1191 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	4-15-2035	7,500,000	7,500,000
Wisconsin HEFA Upland Hills Health Incorporated Series 2006C (Health Revenue, U.S. Bank NA LOC)	0.03	5-1-2036	8,950,000	8,950,000
Wisconsin HEFA Wheaton Franciscan Healthcare System Morgan Stanley Series 2006-2113 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.22	8-15-2034	20,310,740	20,310,740
Wisconsin HEFAR Series 2012 Tender Option Bond Trust Receipts Series 2015-XF1028 (Health Revenue, Deutsche Bank LIQ) 144A	0.17	11-15-2044	10,890,000	10,890,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.05	9-1-2036	14,700,000	14,700,000

				121,455,740

Wyoming: 0.22%

Variable Rate Demand Notes ø: 0.22%
Lincoln County WY PCR ExxonMobil Project Series 1985 (Industrial Development Revenue)	0.01	8-1-2015	170,000	170,000
Lincoln County WY PCR ExxonMobil Project Series 2014 (Resource Recovery Revenue)	0.01	10-1-2044	6,000,000	6,000,000

Portfolio of investments—July 31, 2015 (unaudited)	Wells Fargo Advantage National Tax-Free Money Market Fund	17

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Uinta County WY PCR Chevron USA Incorporated Project Series 1992 (Industrial Development Revenue)	0.01%	12-1-2022	$400,000	$400,000

				6,570,000

Total Municipal Obligations (Cost $2,908,598,576)				2,908,598,576

Other: 0.50%
Nuveen New York AMT-Free Municipal Income Fund Variable Rate Demand Preferred Shares Series 2190-1 (Deutsche Bank Trust Company LIQ) ±§	0.14	6-1-2040	14,900,000	14,900,000

Total Other (Cost $14,900,000)				14,900,000

Repurchase Agreements: 1.80%
Credit Agricole, dated 7-31-2015, maturity value $53,000,663 ^^	0.13	8-3-2015	53,000,000	53,000,000

Total Repurchase Agreements (Cost $53,000,000)				53,000,000

Total investments in securities (Cost $2,976,498,576) *	100.90%	2,976,498,576
Other assets and liabilities, net	(0.90)	(26,610,053)

Total net assets	100.00%	$2,949,888,523

Ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(i)	Illiquid security

##	All or a portion of this security is segregated for when-issued securities.

%%	The security is issued on a when-issued basis.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by U.S. government securities, 1.13% to 2.38%, 1-15-2017 to 2.15-2025, fair value including accrued interest is $54,060,001.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	September 23, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 23, 2015